First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.6%
18,927	Ducommun, Inc. (a)	$823,703
9,161	National Presto Industries, Inc.	994,427
20,528	Vectrus, Inc. (a)	545,839
		2,363,969

	Auto Components — 0.2%
27,214	Shiloh Industries, Inc. (a)	149,677
41,958	Superior Industries International, Inc.	199,720
		349,397

	Banks — 22.6%
11,609	1st Constitution Bancorp	206,292
21,195	Allegiance Bancshares, Inc. (a)	714,695
26,381	Arrow Financial Corp.	867,671
46,101	Atlantic Capital Bancshares, Inc. (a)	821,981
26,101	BankFinancial Corp.	388,122
28,297	Bar Harbor Bankshares	732,043
28,488	Byline Bancorp, Inc. (a)	526,458
5,937	C&F Financial Corp.	300,412
6,751	Cambridge Bancorp	559,320
23,634	Capital City Bank Group, Inc.	514,749
9,110	CB Financial Services, Inc.	216,180
26,167	Civista Bancshares, Inc.	571,226
26,057	CNB Financial Corp.	658,460
26,198	Equity Bancshares, Inc., Class A (a)	754,502
40,280	Fidelity Southern Corp.	1,103,269
29,037	Financial Institutions, Inc.	789,226
22,589	First Bancshares, (The), Inc.	698,000
28,083	First Bank	323,797
25,678	First Community Bankshares, Inc.	850,969
12,942	First Community Corp.	246,804
19,696	First Financial Corp.	827,232
14,839	First Financial Northwest, Inc.	233,714
17,614	First Internet Bancorp	340,479
19,419	First Mid-Illinois Bancshares, Inc.	647,041
42,173	First of Long Island (The) Corp.	924,854
12,913	First United Corp.	222,878
22,261	Franklin Financial Network, Inc.	645,792
71,020	Heritage Commerce Corp.	859,342
30,386	HomeTrust Bancshares, Inc.	765,727
42,984	Independent Bank Corp.	924,156
30,140	Mercantile Bank Corp.	986,181
11,534	Metropolitan Bank Holding Corp. (a)	401,268
36,803	Midland States Bancorp, Inc.	885,480
19,827	MidWestOne Financial Group, Inc.	540,286
13,501	Nicolet Bankshares, Inc. (a)	804,660
12,547	Northrim BanCorp, Inc.	431,868
6,980	Ohio Valley Banc Corp.	252,327
26,943	Old Line Bancshares, Inc.	671,689
47,744	Old Second Bancorp, Inc.	601,097
39,381	Opus Bank	779,744

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
9,515	Origin Bancorp, Inc.	$323,986
14,594	Parke Bancorp, Inc.	304,869
29,258	Peapack-Gladstone Financial Corp.	767,145
30,044	People’s Utah Bancorp	792,260
24,354	QCR Holdings, Inc.	826,088
19,687	RBB Bancorp	370,116
18,289	Reliant Bancorp, Inc.	408,210
18,723	Republic Bancorp, Inc., Class A	837,293
10,781	SB One Bancorp	234,163
25,659	Sierra Bancorp	623,514
18,034	SmartFinancial, Inc. (a)	341,023
12,521	Southern First Bancshares, Inc. (a)	424,086
35,514	Southern National Bancorp of Virginia, Inc.	520,280
82,302	Veritex Holdings, Inc.	1,993,354
		33,356,378

	Building Products — 1.4%
63,082	Griffon Corp.	1,165,755
60,702	Quanex Building Products Corp.	964,555
		2,130,310

	Capital Markets — 1.6%
5,935	Diamond Hill Investment Group, Inc.	830,900
34,178	GAIN Capital Holdings, Inc. (b)	214,638
17,296	Oppenheimer Holdings, Inc., Class A	450,042
26,295	Victory Capital Holdings, Inc., Class A (a)	394,951
14,600	Westwood Holdings Group, Inc.	514,942
		2,405,473

	Chemicals — 2.1%
48,638	American Vanguard Corp.	837,546
47,046	FutureFuel Corp.	630,416
40,145	Kronos Worldwide, Inc.	562,833
81,749	OMNOVA Solutions, Inc. (a)	573,878
37,540	Trecora Resources (a)	341,239
49,460	Valhi, Inc.	114,253
		3,060,165

	Commercial Services & Supplies — 2.1%
47,621	Ennis, Inc.	988,612
66,454	Kimball International, Inc., Class B	939,659
55,262	Quad/Graphics, Inc.	657,618
15,670	VSE Corp.	494,859
		3,080,748

	Communications Equipment — 0.3%
52,812	Casa Systems, Inc. (a)	438,340

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 2.3%
33,659	Ameresco, Inc., Class A (a)	$544,603
30,196	MYR Group, Inc. (a)	1,045,687
17,060	NV5 Global, Inc. (a)	1,012,681
52,804	Orion Group Holdings, Inc. (a)	154,188
46,875	Sterling Construction Co., Inc. (a)	586,875
		3,344,034

	Consumer Finance — 2.1%
24,314	Curo Group Holdings Corp. (a)	243,869
33,072	Elevate Credit, Inc. (a)	143,533
95,656	EZCORP, Inc., Class A (a)	891,514
17,389	Regional Management Corp. (a)	424,639
11,928	World Acceptance Corp. (a)	1,397,127
		3,100,682

	Containers & Packaging — 0.7%
64,443	Myers Industries, Inc.	1,102,620

	Distributors — 0.6%
20,936	Funko, Inc., Class A (a)	454,730
11,456	Weyco Group, Inc.	354,678
		809,408

	Diversified Consumer Services — 2.4%
49,477	Bridgepoint Education, Inc. (a)	302,304
30,163	Carriage Services, Inc.	580,638
14,465	Collectors Universe, Inc.	253,427
68,213	K12, Inc. (a)	2,328,110
		3,464,479

	Diversified Financial Services — 0.3%
17,135	Marlin Business Services Corp.	368,402

	Electric Utilities — 0.2%
34,152	Genie Energy Ltd., Class B	290,292

	Electrical Equipment — 1.7%
139,554	Enphase Energy, Inc. (a) (b)	1,288,084
4,934	Preformed Line Products Co.	261,946
33,342	TPI Composites, Inc. (a)	954,248
		2,504,278

	Electronic Equipment, Instruments & Components — 2.8%
48,343	Control4 Corp. (a)	818,447
46,568	Kimball Electronics, Inc. (a)	721,338
20,875	Napco Security Technologies, Inc. (a)	432,947
20,690	PC Connection, Inc.	758,702
15,768	PCM, Inc. (a)	577,582

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
22,693	Vishay Precision Group, Inc. (a)	$776,328
		4,085,344

	Energy Equipment & Services — 0.7%
59,759	FTS International, Inc. (a)	597,590
22,844	Mammoth Energy Services, Inc.	380,352
59,601	Profire Energy, Inc. (a)	106,686
		1,084,628

	Entertainment — 0.3%
29,949	Reading International, Inc., Class A (a)	477,986

	Equity Real Estate Investment Trusts — 4.5%
16,811	BRT Apartments Corp.	233,337
72,085	City Office REIT, Inc.	815,281
21,695	CorEnergy Infrastructure Trust, Inc. (b)	797,291
58,043	MedEquities Realty Trust, Inc.	646,019
149,749	New Senior Investment Group, Inc.	816,132
38,679	NexPoint Residential Trust, Inc.	1,482,953
26,507	One Liberty Properties, Inc.	768,703
21,104	Saul Centers, Inc.	1,084,112
		6,643,828

	Food & Staples Retailing — 0.8%
25,787	Ingles Markets, Inc., Class A	712,237
14,687	Village Super Market, Inc., Class A	401,396
		1,113,633

	Food Products — 1.7%
53,174	Landec Corp. (a)	652,977
26,878	Limoneira Co.	632,439
34,734	Tootsie Roll Industries, Inc.	1,293,494
		2,578,910

	Health Care Equipment & Supplies — 0.2%
11,588	FONAR Corp. (a)	237,206

	Health Care Providers & Services — 1.6%
21,526	AAC Holdings, Inc. (a) (b)	39,608
18,385	Addus HomeCare Corp. (a)	1,169,102
16,648	CorVel Corp. (a)	1,086,115
		2,294,825

	Hotels, Restaurants & Leisure — 3.6%
117,502	BBX Capital Corp.	695,612
30,898	Chuy’s Holdings, Inc. (a)	703,548
64,021	Del Taco Restaurants, Inc. (a)	644,051

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
49,274	Lindblad Expeditions Holdings, Inc. (a)	$751,429
21,559	Monarch Casino & Resort, Inc. (a)	946,871
16,429	RCI Hospitality Holdings, Inc.	377,374
23,634	Red Robin Gourmet Burgers, Inc. (a)	680,896
20,841	Speedway Motorsports, Inc.	301,569
45,586	Town Sports International Holdings, Inc. (a)	216,989
		5,318,339

	Household Durables — 2.2%
18,054	Bassett Furniture Industries, Inc.	296,266
45,061	Ethan Allen Interiors, Inc.	862,017
13,376	Flexsteel Industries, Inc.	310,189
44,379	Green Brick Partners, Inc. (a)	388,316
9,443	Hamilton Beach Brands Holding Co., Class A	202,647
21,483	Hooker Furniture Corp.	619,355
12,979	Turtle Beach Corp. (a) (b)	147,441
50,664	ZAGG, Inc. (a)	459,523
		3,285,754

	Insurance — 0.9%
18,396	FedNat Holding Co.	295,072
22,322	Health Insurance Innovations, Inc., Class A (a) (b)	598,676
2,442	Investors Title Co.	385,592
		1,279,340

	IT Services — 1.3%
48,427	Hackett Group (The), Inc.	765,146
93,013	Unisys Corp. (a)	1,085,462
		1,850,608

	Leisure Products — 1.2%
10,620	Johnson Outdoors, Inc., Class A	757,843
34,139	MasterCraft Boat Holdings, Inc. (a)	770,517
53,939	Nautilus, Inc. (a)	299,901
		1,828,261

	Machinery — 1.5%
26,455	Blue Bird Corp. (a)	447,883
11,674	Hurco Cos., Inc.	470,812
15,745	Park-Ohio Holdings Corp.	509,823
56,426	Spartan Motors, Inc.	498,242
18,149	Twin Disc, Inc. (a)	302,181
		2,228,941

	Media — 1.1%
44,525	Emerald Expositions Events, Inc.	565,468
95,698	Lee Enterprises, Inc. (a)	315,803

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
113,194	National CineMedia, Inc.	$798,018
		1,679,289

	Metals & Mining — 0.6%
111,929	Gold Resource Corp.	439,881
16,655	Olympic Steel, Inc.	264,315
15,139	Synalloy Corp.	230,113
		934,309

	Mortgage Real Estate Investment Trusts — 5.2%
129,147	Arbor Realty Trust, Inc. (b)	1,675,037
48,226	Ares Commercial Real Estate Corp.	732,553
26,857	Cherry Hill Mortgage Investment Corp.	462,478
129,183	Dynex Capital, Inc.	786,724
30,593	Great Ajax Corp.	420,348
54,165	Ready Capital Corp.	794,601
99,774	TPG RE Finance Trust, Inc.	1,955,570
87,710	Western Asset Mortgage Capital Corp.	897,273
		7,724,584

	Oil, Gas & Consumable Fuels — 5.3%
303,712	Abraxas Petroleum Corp. (a)	379,640
53,145	CVR Energy, Inc.	2,189,574
117,187	Overseas Shipholding Group, Inc., Class A (a)	268,358
54,597	Par Pacific Holdings, Inc. (a)	972,373
67,994	Renewable Energy Group, Inc. (a)	1,493,148
10,380	REX American Resources Corp. (a)	836,732
11,296	SilverBow Resources, Inc. (a)	259,808
102,021	VAALCO Energy, Inc. (a)	228,527
167,418	W&T Offshore, Inc. (a)	1,155,184
		7,783,344

	Personal Products — 0.3%
23,695	Lifevantage Corp. (a)	338,602
13,272	Natural Health Trends Corp.	172,005
		510,607

	Pharmaceuticals — 0.7%
15,122	ANI Pharmaceuticals, Inc. (a)	1,066,706

	Professional Services — 1.8%
15,739	BG Staffing, Inc.	343,740
14,767	CRA International, Inc.	746,324
54,361	Resources Connection, Inc.	899,131
17,143	Willdan Group, Inc. (a)	635,491
		2,624,686

	Real Estate Management & Development — 2.0%
9,911	Consolidated-Tomoka Land Co.	585,244

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
39,077	Marcus & Millichap, Inc. (a)	$1,591,606
12,771	RMR Group (The), Inc., Class A	778,776
		2,955,626

	Road & Rail — 0.6%
22,452	Covenant Transportation Group, Inc., Class A (a)	426,139
4,029	P.A.M. Transportation Services, Inc. (a)	197,179
14,998	Universal Logistics Holdings, Inc.	295,161
		918,479

	Semiconductors & Semiconductor Equipment — 1.3%
64,145	AXT, Inc. (a)	285,445
122,214	Photronics, Inc. (a)	1,154,922
22,904	SMART Global Holdings, Inc. (a)	439,757
		1,880,124

	Software — 0.4%
49,923	American Software, Inc., Class A	596,580

	Specialty Retail — 6.0%
51,643	Boot Barn Holdings, Inc. (a)	1,520,370
41,644	Cato (The) Corp., Class A	623,827
22,151	Citi Trends, Inc.	427,736
27,641	Container Store Group, (The), Inc. (a)	243,241
34,593	Haverty Furniture Cos., Inc.	756,895
33,333	Hibbett Sports, Inc. (a)	760,326
25,517	J. Jill, Inc.	140,088
27,085	Kirkland’s, Inc. (a)	190,407
104,515	Party City Holdco, Inc. (a)	829,849
54,385	RTW RetailWinds, Inc. (a)	130,524
18,287	Shoe Carnival, Inc. (b)	622,307
43,395	Sonic Automotive, Inc., Class A	642,680
68,879	Sportsman’s Warehouse Holdings, Inc. (a)	330,619
71,389	Tile Shop Holdings, Inc.	404,062
39,258	Tilly’s, Inc., Class A	436,941
34,440	Zumiez, Inc. (a)	857,212
		8,917,084

	Technology Hardware, Storage & Peripherals — 0.3%
56,151	Immersion Corp. (a)	473,353

	Textiles, Apparel & Luxury Goods — 0.7%
13,616	Lakeland Industries, Inc. (a)	159,852
12,310	Rocky Brands, Inc.	294,947
38,548	Vera Bradley, Inc. (a)	510,761
		965,560

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 6.4%
55,925	Dime Community Bancshares, Inc.	$1,047,475
12,611	Entegra Financial Corp. (a)	283,117
36,815	First Defiance Financial Corp.	1,058,063
6,960	FS Bancorp, Inc.	351,341
12,760	Home Bancorp, Inc.	424,270
28,766	Merchants Bancorp	618,469
202,614	Ocwen Financial Corp. (a)	368,758
69,704	Oritani Financial Corp.	1,159,178
110,181	PennyMac Financial Services, Inc.	2,450,425
89,557	United Community Financial Corp.	837,358
51,885	Waterstone Financial, Inc.	854,027
		9,452,481

	Tobacco — 0.5%
15,680	Turning Point Brands, Inc.	722,691

	Trading Companies & Distributors — 0.8%
26,489	Systemax, Inc.	599,711
12,353	Transcat, Inc. (a)	283,872
5,280	Willis Lease Finance Corp. (a)	223,819
		1,107,402

	Water Utilities — 0.4%
14,334	Artesian Resources Corp., Class A	534,228

	Total Common Stocks — 99.9%	147,323,711
	(Cost $160,712,343)

	Money Market Funds — 0.1%
229,784	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	229,784
	(Cost $229,784)

Principal Value	Description	Value

	Repurchase Agreements — 1.5%
$1,323,181	BNP Paribas S.A., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $1,323,457. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $1,350,254. (d)	1,323,181

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$871,669	JPMorgan Chase & Co., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $871,851. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $889,642. (d)	$871,669

	Total Repurchase Agreements — 1.5%	2,194,850
	(Cost $2,194,850)

	Total Investments — 101.5%	149,748,345
	(Cost $163,136,977) (e)
	Net Other Assets and Liabilities — (1.5)%	(2,278,414)
	Net Assets — 100.0%	$147,469,931

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,336,647 and the total value of the collateral held by the Fund is $2,424,634.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,354,215 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,742,847. The net unrealized depreciation was $13,388,632.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$147,323,711	$—	$—
Money Market Funds	229,784	—	—
Repurchase Agreements	—	2,194,850	—
Total Investments	$147,553,495	$2,194,850	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Automobiles — 1.6%
2,666,849	Ford Motor Co.	$23,414,934
61,610	Harley-Davidson, Inc.	2,197,013
		25,611,947

	Banks — 0.6%
127,895	F.N.B. Corp.	1,355,687
70,731	PacWest Bancorp	2,660,193
5,474	Park National Corp.	518,661
148,215	People’s United Financial, Inc.	2,436,655
101,791	Umpqua Holdings Corp.	1,679,551
36,304	United Bankshares, Inc.	1,315,657
		9,966,404

	Beverages — 7.2%
1,283,431	Coca-Cola (The) Co.	60,141,577
438,166	PepsiCo, Inc.	53,697,243
		113,838,820

	Biotechnology — 4.1%
804,718	AbbVie, Inc.	64,852,224

	Capital Markets — 0.4%
6,805	Cohen & Steers, Inc.	287,647
33,737	Federated Investors, Inc., Class B	988,832
250,674	Invesco Ltd.	4,840,515
		6,116,994

	Chemicals — 0.7%
137,609	LyondellBasell Industries N.V., Class A	11,570,165

	Commercial Services & Supplies — 0.0%
53,315	Pitney Bowes, Inc.	366,274

	Containers & Packaging — 0.5%
171,962	International Paper Co.	7,956,682

	Diversified Consumer Services — 0.1%
85,258	H&R Block, Inc.	2,041,077

	Diversified Telecommunication Services — 16.1%
4,861,447	AT&T, Inc.	152,454,978
1,745,682	Verizon Communications, Inc.	103,222,177
		255,677,155

	Electric Utilities — 8.2%
71,059	Alliant Energy Corp.	3,349,011
158,740	American Electric Power Co., Inc.	13,294,475
288,212	Duke Energy Corp.	25,939,080
126,218	Edison International	7,815,418
69,887	Entergy Corp.	6,683,294
90,459	Eversource Energy	6,418,066
282,599	Exelon Corp.	14,166,688
34,987	Hawaiian Electric Industries, Inc.	1,426,420

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
67,834	OGE Energy Corp.	$2,925,002
34,788	Pinnacle West Capital Corp.	3,325,037
356,265	PPL Corp.	11,307,851
480,803	Southern (The) Co.	24,847,899
138,433	Xcel Energy, Inc.	7,781,319
		129,279,560

	Electrical Equipment — 0.7%
137,963	Eaton Corp. PLC	11,114,299

	Entertainment — 0.1%
34,030	Cinemark Holdings, Inc.	1,360,860

	Food Products — 1.5%
49,889	B&G Foods, Inc.	1,218,289
72,847	Campbell Soup Co.	2,777,656
63,613	Flowers Foods, Inc.	1,356,229
243,678	General Mills, Inc.	12,610,337
101,684	Kellogg Co.	5,834,628
		23,797,139

	Gas Utilities — 0.1%
34,938	South Jersey Industries, Inc.	1,120,462

	Health Care Providers & Services — 0.4%
114,879	Cardinal Health, Inc.	5,531,424
38,275	Patterson Cos., Inc.	836,309
		6,367,733

	Hotels, Restaurants & Leisure — 0.8%
13,087	Brinker International, Inc.	580,801
177,775	Las Vegas Sands Corp.	10,837,164
34,166	Wyndham Destinations, Inc.	1,383,381
		12,801,346

	Household Durables — 0.6%
29,949	Garmin Ltd.	2,586,096
42,951	Leggett & Platt, Inc.	1,813,391
245,793	Newell Brands, Inc.	3,770,465
46,229	Tupperware Brands Corp.	1,182,538
		9,352,490

	Household Products — 5.5%
116,427	Kimberly-Clark Corp.	14,425,305
705,184	Procter & Gamble (The) Co.	73,374,395
		87,799,700

	Independent Power and Renewable Electricity Producers — 0.2%
200,776	AES Corp.	3,630,030

	Insurance — 2.5%
360,087	MetLife, Inc.	15,328,904

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
105,345	Old Republic International Corp.	$2,203,817
108,928	Principal Financial Group, Inc.	5,467,096
16,757	ProAssurance Corp.	579,960
168,846	Prudential Financial, Inc.	15,513,571
		39,093,348

	IT Services — 4.3%
406,680	International Business Machines Corp.	57,382,548
90,958	Paychex, Inc.	7,294,832
181,082	Western Union (The) Co.	3,344,584
		68,021,964

	Media — 0.6%
154,332	Interpublic Group of Cos. (The), Inc.	3,242,515
15,745	Meredith Corp.	870,069
69,794	Omnicom Group, Inc.	5,094,264
		9,206,848

	Metals & Mining — 0.1%
18,378	Compass Minerals International, Inc.	999,212

	Multiline Retail — 1.4%
56,166	Kohl’s Corp.	3,862,536
188,506	Macy’s, Inc.	4,529,799
169,563	Target Corp.	13,609,126
		22,001,461

	Multi-Utilities — 4.9%
14,763	Black Hills Corp.	1,093,495
186,904	CenterPoint Energy, Inc.	5,737,953
107,994	Consolidated Edison, Inc.	9,158,971
361,004	Dominion Energy, Inc.	27,674,567
54,848	DTE Energy Co.	6,841,739
15,615	NorthWestern Corp.	1,099,452
150,109	Public Service Enterprise Group, Inc.	8,917,976
79,050	Sempra Energy	9,949,233
94,998	WEC Energy Group, Inc.	7,512,442
		77,985,828

	Oil, Gas & Consumable Fuels — 15.8%
718,669	Chevron Corp.	88,525,647
1,709,726	Exxon Mobil Corp.	138,145,861
347,384	Occidental Petroleum Corp.	22,996,821
		249,668,329

	Paper & Forest Products — 0.1%
21,067	Domtar Corp.	1,045,977

	Pharmaceuticals — 8.8%
691,430	Merck & Co., Inc.	57,506,233

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
1,940,940	Pfizer, Inc.	$82,431,722
		139,937,955

	Professional Services — 0.3%
184,796	Nielsen Holdings PLC	4,374,121

	Real Estate Management & Development — 0.1%
49,549	Kennedy-Wilson Holdings, Inc.	1,059,853

	Semiconductors & Semiconductor Equipment — 1.9%
535,448	QUALCOMM, Inc.	30,536,599

	Specialty Retail — 0.5%
23,608	Designer Brands, Inc., Class A	524,570
130,841	GameStop Corp., Class A	1,329,344
76,087	Gap (The), Inc.	1,991,958
100,704	L Brands, Inc.	2,777,416
29,010	Signet Jewelers Ltd.	787,912
		7,411,200

	Technology Hardware, Storage & Peripherals — 0.6%
138,482	Seagate Technology PLC	6,631,903
65,591	Xerox Corp.	2,097,600
		8,729,503

	Textiles, Apparel & Luxury Goods — 0.1%
115,633	Hanesbrands, Inc.	2,067,518

	Thrifts & Mortgage Finance — 0.1%
40,671	Northwest Bancshares, Inc.	690,187

	Tobacco — 8.3%
1,073,553	Altria Group, Inc.	61,654,149
795,112	Philip Morris International, Inc.	70,279,949
		131,934,098

	Trading Companies & Distributors — 0.0%
33,276	Aircastle Ltd.	673,506

	Total Investments — 99.8%	1,580,058,868
	(Cost $1,495,433,865) (a)
	Net Other Assets and Liabilities — 0.2%	3,796,337
	Net Assets — 100.0%	$1,583,855,205

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $139,285,220 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,660,217. The net unrealized appreciation was $84,625,003.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,580,058,868	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Automobiles — 1.7%
1,293,179	Fiat Chrysler Automobiles N.V. (a)	$19,203,708

	Beverages — 1.5%
586,321	Keurig Dr Pepper, Inc.	16,399,398

	Biotechnology — 0.6%
74,584	Akcea Therapeutics, Inc. (a) (b)	2,112,965
101,314	Allogene Therapeutics, Inc. (a) (b)	2,928,988
30,373	REGENXBIO, Inc. (a)	1,740,676
		6,782,629

	Chemicals — 0.3%
34,707	Ingevity Corp. (a)	3,665,406

	Commercial Services & Supplies — 0.2%
416,472	ADT, Inc. (b)	2,661,256

	Construction & Engineering — 0.1%
40,559	Arcosa, Inc.	1,239,077

	Consumer Finance — 0.6%
293,029	Santander Consumer USA Holdings, Inc.	6,191,703

	Diversified Financial Services — 0.8%
434,659	AXA Equitable Holdings, Inc.	8,754,032

	Diversified Telecommunication Services — 4.6%
861,506	Verizon Communications, Inc.	50,940,850

	Electric Utilities — 1.1%
212,357	Evergy, Inc.	12,327,324

	Electrical Equipment — 0.1%
94,991	Sunrun, Inc. (a)	1,335,573

	Electronic Equipment, Instruments & Components — 2.5%
122,645	CDW Corp.	11,819,299
188,132	Keysight Technologies, Inc. (a)	16,405,110
		28,224,409

	Energy Equipment & Services — 0.2%
64,508	Apergy Corp. (a)	2,648,699

	Entertainment — 2.4%
19,812	Madison Square Garden (The) Co., Class A (a)	5,807,492
150,828	Spotify Technology S.A. (a)	20,934,926
		26,742,418

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 2.0%
124,089	Americold Realty Trust	$3,785,955
102,240	JBG SMITH Properties	4,227,624
238,178	MGM Growth Properties LLC, Class A	7,681,240
184,819	STORE Capital Corp.	6,191,437
		21,886,256

	Food & Staples Retailing — 1.2%
114,650	BJ’s Wholesale Club Holdings, Inc. (a)	3,141,410
87,734	Performance Food Group Co. (a)	3,477,776
181,505	US Foods Holding Corp. (a)	6,336,339
		12,955,525

	Food Products — 7.7%
497,674	General Mills, Inc.	25,754,630
217,374	Hershey (The) Co.	24,961,056
122,171	Lamb Weston Holdings, Inc.	9,155,495
380,781	Tyson Foods, Inc., Class A	26,437,625
		86,308,806

	Health Care Equipment & Supplies — 3.5%
30,154	Glaukos Corp. (a)	2,363,169
186,477	Stryker Corp.	36,832,937
		39,196,106

	Health Care Providers & Services — 0.8%
71,517	Guardant Health, Inc. (a)	5,485,354
52,032	HealthEquity, Inc. (a)	3,849,327
		9,334,681

	Health Care Technology — 0.3%
59,018	Teladoc Health, Inc. (a)	3,281,401

	Hotels, Restaurants & Leisure — 1.9%
96,992	Planet Fitness, Inc., Class A (a)	6,665,290
316,124	Yum China Holdings, Inc.	14,197,129
		20,862,419

	Household Durables — 0.5%
91,745	Roku, Inc. (a)	5,918,470

	Interactive Media & Services — 4.0%
92,396	Cargurus, Inc. (a)	3,701,384
232,218	Match Group, Inc.	13,145,861
1,101,711	Snap, Inc., Class A (a)	12,140,855
470,780	Twitter, Inc. (a)	15,479,246
		44,467,346

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 1.9%
99,717	Etsy, Inc. (a)	$6,702,977
103,765	Stitch Fix, Inc., Class A (a)	2,929,286
75,978	Wayfair, Inc., Class A (a)	11,278,934
		20,911,197

	IT Services — 20.4%
125,107	Black Knight, Inc. (a)	6,818,331
67,665	Evo Payments, Inc., Class A (a)	1,965,668
781,696	First Data Corp., Class A (a)	20,535,154
144,142	GoDaddy, Inc., Class A (a)	10,838,037
152,661	GreenSky, Inc., Class A (a)	1,975,433
51,411	MongoDB, Inc. (a) (b)	7,558,445
82,239	Okta, Inc. (a)	6,803,632
978,426	PayPal Holdings, Inc. (a)	101,599,756
136,380	Perspecta, Inc.	2,757,604
272,981	Square, Inc., Class A (a)	20,451,737
103,064	Twilio, Inc., Class A (a)	13,313,808
285,033	Worldpay, Inc., Class A (a)	32,351,246
		226,968,851

	Leisure Products — 0.2%
70,219	YETI Holdings, Inc. (a) (b)	2,124,125

	Life Sciences Tools & Services — 5.6%
163,958	IQVIA Holdings, Inc. (a)	23,585,358
142,690	Thermo Fisher Scientific, Inc.	39,057,107
		62,642,465

	Machinery — 2.1%
279,072	Fortive Corp.	23,411,350

	Media — 3.1%
727,373	Altice USA, Inc., Class A	15,623,972
5,946	Cable One, Inc.	5,835,286
150,933	Liberty Latin America Ltd., Class C (a)	2,935,647
269,752	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	10,315,316
		34,710,221

	Multiline Retail — 0.4%
52,442	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,474,876

	Oil, Gas & Consumable Fuels — 1.3%
214,677	Cheniere Energy, Inc. (a)	14,675,320

	Pharmaceuticals — 8.2%
304,937	Elanco Animal Health, Inc. (a)	9,779,330
215,877	Eli Lilly and Co.	28,012,199
2,610,353	Takeda Pharmaceutical Co., Ltd., ADR	53,172,891
		90,964,420

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 2.7%
333,095	IHS Markit Ltd. (a)	$18,113,706
155,121	TransUnion	10,368,288
88,980	Upwork, Inc. (a)	1,703,077
		30,185,071

	Real Estate Management & Development — 0.3%
180,636	Cushman & Wakefield PLC (a)	3,215,321

	Road & Rail — 0.7%
93,500	Lyft, Inc., Class A (a)	7,320,115

	Semiconductors & Semiconductor Equipment — 0.4%
90,994	Versum Materials, Inc.	4,577,908

	Software — 10.4%
40,183	Alarm.com Holdings, Inc. (a)	2,607,877
58,945	Altair Engineering, Inc., Class A (a)	2,169,765
51,527	Alteryx, Inc., Class A (a)	4,321,569
104,218	Anaplan, Inc. (a)	4,102,020
53,990	Appian Corp. (a)	1,858,876
57,935	Avalara, Inc. (a)	3,232,194
45,604	Blackline, Inc. (a)	2,112,377
117,185	Ceridian HCM Holding, Inc. (a)	6,011,590
49,575	Coupa Software, Inc. (a)	4,510,334
274,395	Dropbox, Inc., Class A (a)	5,981,811
34,570	HubSpot, Inc. (a)	5,745,880
48,871	Paycom Software, Inc. (a)	9,242,972
107,990	Pluralsight, Inc., Class A (a)	3,427,603
72,983	SailPoint Technologies Holding, Inc. (a)	2,096,072
160,747	salesforce.com, Inc. (a)	25,457,502
86,163	Smartsheet, Inc., Class A (a)	3,514,589
258,483	SolarWinds Corp. (a)	5,045,588
79,191	Tenable Holdings, Inc. (a)	2,507,187
36,755	Trade Desk (The), Inc., Class A (a)	7,275,652
90,368	Zendesk, Inc. (a)	7,681,280
103,534	Zscaler, Inc. (a)	7,343,667
		116,246,405

	Specialty Retail — 1.3%
44,974	Burlington Stores, Inc. (a)	7,046,526
122,607	Carvana Co. (a) (b)	7,118,563
		14,165,089

	Technology Hardware, Storage & Peripherals — 2.4%
149,791	Dell Technologies, Inc., Class C (a)	8,791,234
1,142,861	Hewlett Packard Enterprise Co.	17,634,345
		26,425,579

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Total Common Stocks — 100.0%	$1,114,345,805
	(Cost $866,181,039)

	Money Market Funds — 0.1%
1,700,524	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	1,700,524
	(Cost $1,700,524)

Principal Value	Description	Value

	Repurchase Agreements — 1.5%
$9,792,241	BNP Paribas S.A., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $9,794,281. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $9,992,594. (d)	9,792,241
6,450,813	JPMorgan Chase & Co., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $6,452,157. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $6,583,821. (d)	6,450,813

	Total Repurchase Agreements — 1.5%	16,243,054
	(Cost $16,243,054)

	Total Investments — 101.6%	1,132,289,383
	(Cost $884,124,617) (e)
	Net Other Assets and Liabilities — (1.6)%	(17,490,948)
	Net Assets — 100.0%	$1,114,798,435

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $17,683,101 and the total value of the collateral held by the Fund is $17,943,578.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $261,962,053 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,797,287. The net unrealized appreciation was $248,164,766.

ADR	- American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,114,345,805	$—	$—
Money Market Funds	1,700,524	—	—
Repurchase Agreements	—	16,243,054	—
Total Investments	$1,116,046,329	$16,243,054	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Biotechnology — 79.6%
4,705,424	ACADIA Pharmaceuticals, Inc. (a)	$126,340,634
1,774,158	Agios Pharmaceuticals, Inc. (a)	119,649,215
847,287	Alexion Pharmaceuticals, Inc. (a)	114,536,257
2,903,948	Alkermes PLC (a)	105,965,063
1,192,483	Alnylam Pharmaceuticals, Inc. (a)	111,437,536
485,978	Amgen, Inc.	92,326,100
293,460	Biogen, Inc. (a)	69,368,075
1,015,177	BioMarin Pharmaceutical, Inc. (a)	90,178,173
763,301	Bluebird Bio, Inc. (a)	120,090,146
1,149,191	Celgene Corp. (a)	108,414,679
4,377,136	Exelixis, Inc. (a)	104,175,837
1,880,397	FibroGen, Inc. (a)	102,199,577
1,433,280	Gilead Sciences, Inc.	93,177,533
5,120,941	Grifols S.A., ADR	102,982,123
1,264,526	Incyte Corp. (a)	108,761,881
873,560	Intercept Pharmaceuticals, Inc. (a)	97,716,422
11,227,790	Intrexon Corp. (a) (b)	59,058,175
1,709,016	Ionis Pharmaceuticals, Inc. (a)	138,720,829
1,083,057	Neurocrine Biosciences, Inc. (a)	95,417,322
236,628	Regeneron Pharmaceuticals, Inc. (a)	97,164,189
1,346,840	Seattle Genetics, Inc. (a)	98,642,562
1,859,052	Ultragenyx Pharmaceutical, Inc. (a)	128,943,847
856,597	United Therapeutics Corp. (a)	100,538,790
508,869	Vertex Pharmaceuticals, Inc. (a)	93,606,453
		2,479,411,418

	Life Sciences Tools & Services — 18.0%
607,229	Bio-Techne Corp.	120,565,318
831,962	Charles River Laboratories International, Inc. (a)	120,842,480
317,191	Illumina, Inc. (a)	98,548,072
779,407	IQVIA Holdings, Inc. (a)	112,117,697
2,685,140	QIAGEN N.V. (a)	109,231,495
		561,305,062

	Pharmaceuticals — 2.3%
2,145,691	Nektar Therapeutics (a)	72,095,218

	Total Common Stocks — 99.9%	3,112,811,698
	(Cost $3,080,810,167)

Shares	Description	Value

	Money Market Funds — 0.2%
4,853,810	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	$4,853,810
	(Cost $4,853,810)

Principal Value	Description	Value

	Repurchase Agreements — 1.5%
$27,950,009	BNP Paribas S.A., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $27,955,832. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $28,521,877. (d)	27,950,009
18,412,566	JPMorgan Chase & Co., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $18,416,401. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $18,792,211. (d)	18,412,566
	Total Repurchase Agreements — 1.5%	46,362,575
	(Cost $46,362,575)

	Total Investments — 101.6%	3,164,028,083
	(Cost $3,132,026,552) (e)
	Net Other Assets and Liabilities — (1.6)%	(49,113,475)
	Net Assets — 100.0%	$3,114,914,608

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $51,507,498 and the total value of the collateral held by the Fund is $51,216,385. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 29, 2019, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 28 to March 29, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $270,488,823 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $238,487,292. The net unrealized appreciation was $32,001,531.

ADR	- American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,112,811,698	$—	$—
Money Market Funds	4,853,810	—	—
Repurchase Agreements	—	46,362,575	—
Total Investments	$3,117,665,508	$46,362,575	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Capital Markets — 5.2%
2,531,836	Blucora, Inc. (a)	$84,512,686
3,737,129	E*TRADE Financial Corp.	173,514,899
3,596,295	TD Ameritrade Holding Corp.	179,778,787
		437,806,372

	Communications Equipment — 5.3%
715,710	Arista Networks, Inc. (a)	225,062,166
6,100,436	Juniper Networks, Inc.	161,478,541
1,821,189	NETGEAR, Inc. (a)	60,317,780
		446,858,487

	Diversified Telecommunication Services — 2.2%
1,720,570	Cogent Communications Holdings, Inc.	93,340,922
8,779,085	Vonage Holdings Corp. (a)	88,142,013
		181,482,935

	Entertainment — 5.6%
1,319,462	Netflix, Inc. (a)	470,467,371

	Health Care Technology — 2.6%
1,725,588	Veeva Systems, Inc., Class A (a)	218,908,094

	Interactive Media & Services — 24.0%
348,761	Alphabet, Inc., Class A (a)	410,453,333
358,106	Alphabet, Inc., Class C (a)	420,169,351
3,839,957	Facebook, Inc., Class A (a)	640,082,433
14,811,806	Snap, Inc., Class A (a)	163,226,102
2,480,896	TripAdvisor, Inc. (a)	127,642,099
7,763,292	Twitter, Inc. (a)	255,257,041
		2,016,830,359

	Internet & Direct Marketing Retail — 20.1%
486,772	Amazon.com, Inc. (a)	866,819,239
7,497,310	eBay, Inc.	278,450,093
2,221,998	Etsy, Inc. (a)	149,362,706
1,585,136	Expedia Group, Inc.	188,631,184
21,051,391	Groupon, Inc. (a)	74,732,438
1,866,225	GrubHub, Inc. (a)	129,646,651
		1,687,642,311

	IT Services — 14.7%
2,505,591	Akamai Technologies, Inc. (a)	179,675,931
6,914,456	Endurance International Group Holdings, Inc. (a)	50,129,806
2,506,310	GoDaddy, Inc., Class A (a)	188,449,449
1,709,762	Okta, Inc. (a)	141,448,610
4,272,762	PayPal Holdings, Inc. (a)	443,683,606
1,247,298	VeriSign, Inc. (a)	226,459,425
		1,229,846,827

Shares	Description	Value

	Common Stocks (Continued)
	Software — 20.2%
1,638,443	2U, Inc. (a)	$116,083,687
4,231,847	8x8, Inc. (a)	85,483,309
5,023,928	Box, Inc., Class A (a)	97,012,050
1,814,151	Citrix Systems, Inc.	180,798,289
1,807,714	Cornerstone OnDemand, Inc. (a)	99,026,573
1,234,933	DocuSign, Inc. (a)	64,018,927
3,737,468	Dropbox, Inc., Class A (a)	81,476,802
1,249,747	Ebix, Inc. (b)	61,700,009
839,742	HubSpot, Inc. (a)	139,573,518
1,308,869	j2 Global, Inc.	113,348,055
1,407,504	LogMeIn, Inc.	112,741,070
1,180,327	New Relic, Inc. (a)	116,498,275
2,698,618	salesforce.com, Inc. (a)	427,380,133
		1,695,140,697
	Total Common Stocks — 99.9%	8,384,983,453
	(Cost $6,902,809,947)

	Money Market Funds — 0.2%
918,470	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	918,470
17,126,328	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (c)	17,126,328
	Total Money Market Funds — 0.2%	18,044,798
	(Cost $18,044,798)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$5,288,884	BNP Paribas S.A., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $5,289,986. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $5,397,097. (d)	5,288,884
3,484,146	JPMorgan Chase & Co., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $3,484,872. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $3,555,985. (d)	3,484,146

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Description	Value

Total Repurchase Agreements — 0.1%	$8,773,030
(Cost $8,773,030)

Total Investments — 100.2%	8,411,801,281
(Cost $6,929,627,775) (e)
Net Other Assets and Liabilities — (0.2)%	(15,637,701)
Net Assets — 100.0%	$8,396,163,580

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $9,627,150 and the total value of the collateral held by the Fund is $9,691,500.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,613,425,138 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $131,251,632. The net unrealized appreciation was $1,482,173,506.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$8,384,983,453	$—	$—
Money Market Funds	18,044,798	—	—
Repurchase Agreements	—	8,773,030	—
Total Investments	$8,403,028,251	$8,773,030	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 3.9%
221,407	General Dynamics Corp.	$37,479,777
225,671	Raytheon Co.	41,090,176
		78,569,953

	Air Freight & Logistics — 2.1%
367,403	United Parcel Service, Inc., Class B	41,053,611

	Beverages — 3.9%
783,806	Coca-Cola (The) Co.	36,729,149
339,012	PepsiCo, Inc.	41,545,921
		78,275,070

	Capital Markets — 13.3%
203,480	CME Group, Inc.	33,488,739
493,534	Intercontinental Exchange, Inc.	37,577,679
234,137	Moody’s Corp.	42,399,869
409,493	Northern Trust Corp.	37,022,262
197,857	S&P Global, Inc.	41,658,791
386,411	T. Rowe Price Group, Inc.	38,687,469
674,287	TD Ameritrade Holding Corp.	33,707,607
		264,542,416

	Chemicals — 3.8%
424,867	LyondellBasell Industries N.V., Class A	35,722,817
354,070	PPG Industries, Inc.	39,963,881
		75,686,698

	Electrical Equipment — 2.0%
586,113	Emerson Electric Co.	40,131,157

	Electronic Equipment, Instruments & Components — 2.1%
452,426	Amphenol Corp., Class A	42,727,111

	Entertainment — 1.9%
336,019	Walt Disney (The) Co.	37,308,190

	Equity Real Estate Investment Trusts — 2.2%
226,623	American Tower Corp.	44,658,328

	Food & Staples Retailing — 3.8%
174,749	Costco Wholesale Corp.	42,313,723
515,230	Walgreens Boots Alliance, Inc.	32,598,602
		74,912,325

	Health Care Providers & Services — 3.8%
140,242	Anthem, Inc.	40,246,649
140,537	UnitedHealth Group, Inc.	34,749,179
		74,995,828

	Hotels, Restaurants & Leisure — 2.2%
576,846	Starbucks Corp.	42,882,732

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 2.4%
549,691	Garmin Ltd.	$47,465,818

	Household Products — 2.1%
408,170	Procter & Gamble (The) Co.	42,470,089

	Industrial Conglomerates — 2.0%
190,552	3M Co.	39,592,895

	Insurance — 10.0%
782,440	Aflac, Inc.	39,122,000
435,475	Allstate (The) Corp.	41,013,036
464,488	Cincinnati Financial Corp.	39,899,519
745,144	Principal Financial Group, Inc.	37,398,777
579,401	Progressive (The) Corp.	41,769,018
		199,202,350

	Internet & Direct Marketing Retail — 1.9%
21,231	Booking Holdings, Inc. (a)	37,046,184

	IT Services — 6.7%
248,059	Accenture PLC, Class A	43,663,345
276,081	Automatic Data Processing, Inc.	44,101,179
188,209	FleetCor Technologies, Inc. (a)	46,410,457
		134,174,981

	Machinery — 8.2%
247,979	Cummins, Inc.	39,148,445
511,159	Fortive Corp.	42,881,128
273,119	Illinois Tool Works, Inc.	39,200,770
388,303	Ingersoll-Rand PLC	41,917,309
		163,147,652

	Media — 1.8%
490,980	Omnicom Group, Inc.	35,836,630

	Metals & Mining — 1.9%
635,575	Nucor Corp.	37,085,801

	Oil, Gas & Consumable Fuels — 1.8%
556,754	Occidental Petroleum Corp.	36,857,115

	Pharmaceuticals — 4.1%
877,416	Pfizer, Inc.	37,263,857
441,168	Zoetis, Inc.	44,412,383
		81,676,240

	Road & Rail — 4.1%
554,128	CSX Corp.	41,459,857
235,692	Union Pacific Corp.	39,407,702
		80,867,559

	Software — 1.7%
343,198	Citrix Systems, Inc.	34,203,113

	Specialty Retail — 4.0%
207,863	Home Depot (The), Inc.	39,886,831

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
759,291	TJX (The) Cos., Inc.	$40,401,874
		80,288,705

	Tobacco — 2.2%
772,515	Altria Group, Inc.	44,365,537

	Total Investments — 99.9%	1,990,024,088
	(Cost $1,857,159,127) (b)
	Net Other Assets and Liabilities — 0.1%	2,952,158
	Net Assets — 100.0%	$1,992,976,246

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $155,507,715 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,642,754. The net unrealized appreciation was $132,864,961.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,990,024,088	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.7%
78,249	Boeing (The) Co.	$29,845,734
173,977	General Dynamics Corp.	29,450,826
98,560	Lockheed Martin Corp.	29,583,770
160,490	Raytheon Co.	29,222,019
231,168	United Technologies Corp.	29,795,243
		147,897,592

	Air Freight & Logistics — 1.1%
347,477	C.H. Robinson Worldwide, Inc.	30,227,024
271,179	United Parcel Service, Inc., Class B	30,301,542
		60,528,566

	Automobiles — 0.5%
240,595	Toyota Motor Corp., ADR	28,395,022

	Banks — 7.5%
379,389	Bank of Hawaii Corp.	29,922,410
384,939	Bank of Montreal	28,801,136
549,035	Bank of Nova Scotia (The)	29,252,585
646,077	BB&T Corp.	30,061,963
355,955	Canadian Imperial Bank of Commerce	28,145,362
293,039	JPMorgan Chase & Co.	29,664,338
189,118	M&T Bank Corp.	29,695,308
315,816	Park National Corp.	29,923,566
1,830,142	People’s United Financial, Inc.	30,087,535
243,242	PNC Financial Services Group (The), Inc.	29,836,064
380,879	Royal Bank of Canada	28,775,408
526,019	Toronto-Dominion (The) Bank	28,578,612
602,688	U.S. Bancorp	29,043,535
602,937	Wells Fargo & Co.	29,133,916
		410,921,738

	Beverages — 2.2%
360,799	Anheuser-Busch InBev S.A/N.V., ADR	30,296,292
629,791	Coca-Cola (The) Co.	29,512,006
177,934	Diageo PLC, ADR	29,111,782
239,883	PepsiCo, Inc.	29,397,662
		118,317,742

	Biotechnology — 0.5%
155,365	Amgen, Inc.	29,516,243

	Capital Markets — 2.7%
576,549	Bank of New York Mellon (The) Corp.	29,075,366
69,795	BlackRock, Inc.	29,828,289
908,179	Franklin Resources, Inc.	30,097,052
341,416	Nasdaq, Inc.	29,870,486
295,143	T. Rowe Price Group, Inc.	29,549,717
		148,420,910

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 2.2%
155,923	Air Products and Chemicals, Inc.	$29,775,056
544,202	DowDuPont, Inc.	29,011,409
234,327	International Flavors & Fragrances, Inc.	30,178,974
440,829	Sensient Technologies Corp.	29,883,798
		118,849,237

	Commercial Services & Supplies — 0.5%
891,696	Healthcare Services Group, Inc.	29,417,051

	Communications Equipment — 0.5%
549,760	Cisco Systems, Inc.	29,681,542

	Consumer Finance — 0.5%
415,563	Discover Financial Services	29,571,463

	Containers & Packaging — 1.1%
533,588	Bemis Co., Inc.	29,603,462
482,100	Sonoco Products Co.	29,663,613
		59,267,075

	Distributors — 0.6%
268,191	Genuine Parts Co.	30,045,438

	Diversified Telecommunication Services — 2.1%
942,123	AT&T, Inc.	29,544,977
655,872	BCE, Inc.	29,114,158
797,733	TELUS Corp.	29,548,031
482,522	Verizon Communications, Inc.	28,531,526
		116,738,692

	Electric Utilities — 11.1%
350,630	ALLETE, Inc.	28,832,305
609,148	Alliant Energy Corp.	28,709,145
339,764	American Electric Power Co., Inc.	28,455,235
577,714	Avangrid, Inc.	29,087,900
319,365	Duke Energy Corp.	28,742,850
500,339	El Paso Electric Co.	29,429,940
501,541	Evergy, Inc.	29,114,455
403,912	Eversource Energy	28,657,556
692,542	FirstEnergy Corp.	28,816,673
783,274	Fortis, Inc.	28,973,305
710,526	Hawaiian Electric Industries, Inc.	28,968,145
289,017	IDACORP, Inc.	28,768,752
439,766	MGE Energy, Inc.	29,890,895
149,724	NextEra Energy, Inc.	28,944,644
668,409	OGE Energy Corp.	28,821,796
592,707	Otter Tail Corp.	29,528,663
300,507	Pinnacle West Capital Corp.	28,722,459
556,728	Portland General Electric Co.	28,860,780
896,123	PPL Corp.	28,442,944
556,943	Southern (The) Co.	28,782,814

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
507,958	Xcel Energy, Inc.	$28,552,319
		607,103,575

	Electrical Equipment — 2.7%
1,560,247	ABB Ltd., ADR	29,441,861
367,129	Eaton Corp. PLC	29,575,912
436,066	Emerson Electric Co.	29,857,439
251,854	Hubbell, Inc.	29,713,735
170,687	Rockwell Automation, Inc.	29,948,741
		148,537,688

	Electronic Equipment, Instruments & Components — 0.5%
357,549	TE Connectivity Ltd.	28,872,082

	Equity Real Estate Investment Trusts — 4.8%
145,552	AvalonBay Communities, Inc.	29,216,653
389,275	Equity Residential	29,320,193
214,426	Federal Realty Investment Trust	29,558,624
267,208	Mid-America Apartment Communities, Inc.	29,213,851
129,273	Public Storage	28,153,074
395,760	Realty Income Corp.	29,112,105
162,876	Simon Property Group, Inc.	29,677,636
1,047,670	Washington Real Estate Investment Trust	29,732,875
371,994	WP Carey, Inc.	29,138,290
		263,123,301

	Food & Staples Retailing — 1.6%
437,896	Sysco Corp.	29,233,937
469,925	Walgreens Boots Alliance, Inc.	29,732,154
295,292	Walmart, Inc.	28,799,829
		87,765,920

	Food Products — 4.3%
684,512	Archer-Daniels-Midland Co.	29,523,003
757,304	Campbell Soup Co.	28,876,002
1,059,552	Conagra Brands, Inc.	29,391,972
567,426	General Mills, Inc.	29,364,295
257,864	Hershey (The) Co.	29,610,523
250,061	J.M. Smucker (The) Co.	29,132,107
511,543	Kellogg Co.	29,352,337
586,704	Mondelez International, Inc., Class A	29,288,264
		234,538,503

	Gas Utilities — 3.2%
281,638	Atmos Energy Corp.	28,988,999
578,286	New Jersey Resources Corp.	28,792,860
436,848	Northwest Natural Holding Co.	28,670,334
322,279	ONE Gas, Inc.	28,692,500
909,901	South Jersey Industries, Inc.	29,180,525

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
351,561	Spire, Inc.	$28,929,955
		173,255,173

	Health Care Equipment & Supplies — 0.5%
319,888	Medtronic PLC	29,135,399

	Health Care Providers & Services — 1.1%
527,561	CVS Health Corp.	28,451,364
327,753	Quest Diagnostics, Inc.	29,471,550
		57,922,914

	Hotels, Restaurants & Leisure — 1.6%
622,360	Cheesecake Factory (The), Inc.	30,445,851
179,931	Cracker Barrel Old Country Store, Inc.	29,078,649
156,090	McDonald’s Corp.	29,641,491
		89,165,991

	Household Durables — 1.1%
344,541	Garmin Ltd.	29,751,116
704,647	Leggett & Platt, Inc.	29,750,196
		59,501,312

	Household Products — 2.2%
183,300	Clorox (The) Co.	29,412,318
437,503	Colgate-Palmolive Co.	29,986,456
237,787	Kimberly-Clark Corp.	29,461,809
284,322	Procter & Gamble (The) Co.	29,583,704
		118,444,287

	Industrial Conglomerates — 1.1%
142,652	3M Co.	29,640,232
185,913	Honeywell International, Inc.	29,545,294
		59,185,526

	Insurance — 8.5%
585,407	Aflac, Inc.	29,270,350
308,428	Allstate (The) Corp.	29,047,749
368,821	Arthur J. Gallagher & Co.	28,804,920
306,580	Assurant, Inc.	29,097,508
521,390	Axis Capital Holdings Ltd.	28,561,744
212,119	Chubb Ltd.	29,713,630
342,417	Cincinnati Financial Corp.	29,413,620
684,512	CNA Financial Corp.	29,673,595
166,524	Erie Indemnity Co., Class A	29,727,864
134,963	Everest Re Group Ltd.	29,146,609
793,565	Fidelity National Financial, Inc.	29,004,801
568,089	First American Financial Corp.	29,256,583
254,468	Hanover Insurance Group (The), Inc.	29,052,612
598,832	Hartford Financial Services Group (The), Inc.	29,773,927
398,650	Progressive (The) Corp.	28,738,679

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
214,804	Travelers (The) Cos., Inc.	$29,462,517
		467,746,708

	IT Services — 3.2%
538,930	Amdocs Ltd.	29,161,502
188,554	Automatic Data Processing, Inc.	30,119,616
2,679,226	Infosys Ltd., ADR	29,283,940
208,297	International Business Machines Corp.	29,390,707
462,874	Leidos Holdings, Inc.	29,665,595
368,172	Paychex, Inc.	29,527,394
		177,148,754

	Machinery — 2.7%
220,649	Caterpillar, Inc.	29,895,733
185,302	Cummins, Inc.	29,253,627
318,077	Dover Corp.	29,835,623
204,086	Illinois Tool Works, Inc.	29,292,463
191,889	Snap-on, Inc.	30,034,466
		148,311,912

	Media — 2.1%
739,911	Comcast Corp., Class A	29,581,642
401,303	Omnicom Group, Inc.	29,291,106
1,407,934	Shaw Communications, Inc., Class B	29,341,345
547,903	WPP PLC, ADR	28,929,278
		117,143,371

	Multi-Utilities — 6.3%
390,161	Ameren Corp.	28,696,342
713,502	Avista Corp.	28,982,451
393,974	Black Hills Corp.	29,181,654
519,233	CMS Energy Corp.	28,838,201
340,658	Consolidated Edison, Inc.	28,891,205
381,747	Dominion Energy, Inc.	29,264,725
231,701	DTE Energy Co.	28,902,383
1,136,839	MDU Resources Group, Inc.	29,364,551
407,034	NorthWestern Corp.	28,659,264
486,566	Public Service Enterprise Group, Inc.	28,906,886
231,829	Sempra Energy	29,177,998
364,469	WEC Energy Group, Inc.	28,822,208
		347,687,868

	Oil, Gas & Consumable Fuels — 2.6%
235,905	Chevron Corp.	29,058,778
362,726	Exxon Mobil Corp.	29,308,261
302,406	Phillips 66	28,779,979
453,313	Royal Dutch Shell PLC, Class B, ADR	28,989,366
520,367	TOTAL S.A., ADR	28,958,424
		145,094,808

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 0.5%
506,088	Unilever PLC, ADR	$29,211,399

	Pharmaceuticals — 3.2%
610,423	Bristol-Myers Squibb Co.	29,123,281
703,457	GlaxoSmithKline PLC, ADR	29,397,468
212,213	Johnson & Johnson	29,665,255
352,027	Merck & Co., Inc.	29,278,086
692,025	Pfizer, Inc.	29,390,302
659,602	Sanofi, ADR	29,207,177
		176,061,569

	Professional Services — 0.5%
503,293	Thomson Reuters Corp.	29,794,946

	Road & Rail — 0.6%
179,499	Union Pacific Corp.	30,012,233

	Semiconductors & Semiconductor Equipment — 1.6%
549,242	Intel Corp.	29,494,295
726,178	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	29,744,251
270,650	Texas Instruments, Inc.	28,707,846
		87,946,392

	Specialty Retail — 1.6%
152,828	Home Depot (The), Inc.	29,326,165
281,991	Tiffany & Co.	29,764,150
500,339	Williams-Sonoma, Inc.	28,154,075
		87,244,390

	Technology Hardware, Storage & Peripherals — 0.5%
1,016,097	Canon, Inc., ADR	29,507,457

	Textiles, Apparel & Luxury Goods — 0.5%
343,020	VF Corp.	29,811,868

	Thrifts & Mortgage Finance — 1.1%
2,257,737	Capitol Federal Financial, Inc.	30,140,789
1,746,349	Northwest Bancshares, Inc.	29,635,542
		59,776,331

	Tobacco — 1.6%
512,621	Altria Group, Inc.	29,439,824
719,150	British American Tobacco PLC, ADR	30,002,938
328,417	Philip Morris International, Inc.	29,028,779
		88,471,541

	Trading Companies & Distributors — 1.7%
468,319	Fastenal Co.	30,117,595
365,565	MSC Industrial Direct Co., Inc., Class A	30,235,881

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
209,134	Watsco, Inc.	$29,950,080
		90,303,556

	Water Utilities — 0.5%
778,240	Aqua America, Inc.	28,359,066

	Total Investments — 99.8%	5,483,754,151
	(Cost $5,088,846,800) (a)
	Net Other Assets and Liabilities — 0.2%	10,045,539
	Net Assets — 100.0%	$5,493,799,690

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $472,528,289 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $77,620,938. The net unrealized appreciation was $394,907,351.

ADR	- American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$5,483,754,151	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.1%
20,271	CAE, Inc.	$449,003

	Beverages — 0.9%
7,187	Coca-Cola European Partners PLC	371,855

	Chemicals — 5.9%
2,492	Air Products and Chemicals, Inc.	475,872
2,509	Ecolab, Inc.	442,939
2,619	International Flavors & Fragrances, Inc.	337,301
11,837	Mosaic (The) Co.	323,269
1,946	Quaker Chemical Corp.	389,842
5,850	WR Grace & Co.	456,534
		2,425,757

	Commercial Services & Supplies — 2.2%
5,439	Waste Connections, Inc.	481,841
3,910	Waste Management, Inc.	406,288
		888,129

	Communications Equipment — 3.3%
10,734	Ciena Corp. (a)	400,808
8,671	Cisco Systems, Inc.	468,147
3,406	Motorola Solutions, Inc.	478,270
		1,347,225

	Containers & Packaging — 3.2%
4,273	Avery Dennison Corp.	482,849
7,728	Ball Corp.	447,142
6,495	Sonoco Products Co.	399,637
		1,329,628

	Distributors — 2.3%
4,158	Genuine Parts Co.	465,821
2,903	Pool Corp.	478,908
		944,729

	Diversified Consumer Services — 2.0%
3,348	Bright Horizons Family Solutions, Inc. (a)	425,564
609	Graham Holdings Co., Class B	416,057
		841,621

	Diversified Telecommunication Services — 2.1%
12,554	TELUS Corp.	465,000
6,678	Verizon Communications, Inc.	394,870
		859,870

	Electric Utilities — 3.2%
8,920	Exelon Corp.	447,160
10,508	Hawaiian Electric Industries, Inc.	428,411

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
7,875	Xcel Energy, Inc.	$442,654
		1,318,225

	Electronic Equipment, Instruments & Components — 1.1%
5,301	Keysight Technologies, Inc. (a)	462,247

	Equity Real Estate Investment Trusts — 7.5%
2,131	American Tower Corp.	419,935
2,256	AvalonBay Communities, Inc.	452,847
3,645	Crown Castle International Corp.	466,560
1,366	Essex Property Trust, Inc.	395,102
6,226	Realty Income Corp.	457,984
2,329	SBA Communications Corp. (a)	465,008
5,732	Welltower, Inc.	444,803
		3,102,239

	Food & Staples Retailing — 2.1%
3,601	Casey’s General Stores, Inc.	463,701
4,136	Walmart, Inc.	403,384
		867,085

	Food Products — 2.7%
3,166	Hershey (The) Co.	363,552
2,129	Lancaster Colony Corp.	333,593
2,730	McCormick & Co., Inc.	411,220
		1,108,365

	Health Care Equipment & Supplies — 5.6%
5,742	Abbott Laboratories	459,016
4,300	Hill-Rom Holdings, Inc.	455,198
9,601	Hologic, Inc. (a)	464,688
3,490	STERIS PLC	446,825
3,406	Varian Medical Systems, Inc. (a)	482,698
		2,308,425

	Health Care Providers & Services — 2.3%
1,338	Anthem, Inc.	383,979
4,411	HCA Healthcare, Inc.	575,106
		959,085

	Hotels, Restaurants & Leisure — 1.1%
6,167	Starbucks Corp.	458,455

	Household Durables — 1.1%
5,405	Garmin Ltd.	466,722

	Household Products — 3.2%
6,608	Church & Dwight Co., Inc.	470,688
4,408	Procter & Gamble (The) Co.	458,652
2,220	WD-40 Co.	376,157
		1,305,497

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 5.5%
9,075	Aflac, Inc.	$453,750
5,718	Arthur J. Gallagher & Co.	446,576
4,536	Cincinnati Financial Corp.	389,642
2,963	Erie Indemnity Co., Class A	528,955
2,627	Willis Towers Watson PLC	461,433
		2,280,356

	IT Services — 7.4%
2,684	Automatic Data Processing, Inc.	428,742
7,467	Booz Allen Hamilton Holding Corp.	434,132
2,689	EPAM Systems, Inc. (a)	454,791
5,428	Fiserv, Inc. (a)	479,184
2,396	Jack Henry & Associates, Inc.	332,421
5,776	Paychex, Inc.	463,235
2,572	VeriSign, Inc. (a)	466,972
		3,059,477

	Life Sciences Tools & Services — 1.1%
3,304	IQVIA Holdings, Inc. (a)	475,280

	Media — 2.1%
413	Cable One, Inc.	405,310
21,828	Shaw Communications, Inc., Class B	454,895
		860,205

	Multiline Retail — 1.1%
3,785	Dollar General Corp.	451,551

	Multi-Utilities — 3.2%
6,108	Black Hills Corp.	452,419
3,285	DTE Energy Co.	409,771
3,594	Sempra Energy	452,341
		1,314,531

	Oil, Gas & Consumable Fuels — 12.4%
18,756	Alliance Resource Partners, L.P. (b)	381,872
24,862	Black Stone Minerals, L.P. (b)	438,566
8,550	BP PLC, ADR	373,806
17,814	Cabot Oil & Gas Corp.	464,945
37,853	Cameco Corp.	446,287
3,657	Chevron Corp.	450,469
15,041	Enterprise Products Partners, L.P. (b)	437,693
5,133	Exxon Mobil Corp.	414,746
12,136	MPLX, L.P. (b)	399,153
6,971	Royal Dutch Shell PLC, Class B, ADR	445,796
17,962	Tallgrass Energy, L.P. (c)	451,565
7,217	TOTAL S.A., ADR	401,626
		5,106,524

	Personal Products — 1.1%
5,913	Inter Parfums, Inc.	448,619

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 3.3%
3,516	Eli Lilly & Co.	$456,236
3,290	Johnson & Johnson	459,909
5,238	Merck & Co., Inc.	435,645
		1,351,790

	Semiconductors & Semiconductor Equipment — 1.2%
3,771	Xilinx, Inc.	478,125

	Software — 4.7%
8,521	Cadence Design Systems, Inc. (a)	541,169
1,712	Fair Isaac Corp. (a)	465,030
1,771	Intuit, Inc.	462,957
11,981	Open Text Corp.	460,430
		1,929,586

	Specialty Retail — 1.1%
451	AutoZone, Inc. (a)	461,878

	Water Utilities — 1.1%
8,327	California Water Service Group	451,990

	Wireless Telecommunication Services — 1.8%
7,945	China Mobile Ltd., ADR	405,116
7,975	Shenandoah Telecommunications Co.	353,771
		758,887

	Total Investments — 100.0%	41,242,961
	(Cost $38,687,414) (d)
	Net Other Assets and Liabilities — 0.0%	13,626
	Net Assets — 100.0%	$41,256,587

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,777,968 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $222,421. The net unrealized appreciation was $2,555,547.

ADR	- American Depositary Receipt

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$41,242,961	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust on behalf of the First Trust Dow Jones Select MicroCap Index Fund and First Trust Dow Jones Internet Index Fund (the “Funds”). The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC (“Dow Jones”) or their respective affiliates, and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of investing in the Funds.

Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

The First Trust US Equity Opportunities ETF is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

The NYSE Arca Biotechnology IndexSM (the “Index”) is a trademark of NYSE Group, Inc. or its affiliates (“NYSE Group, Inc.”) and is licensed for use by First Trust. The Fund is not sponsored or endorsed by NYSE Group, Inc. NYSE Group, Inc. makes no representation or warranty, as to the accuracy and/or completeness of the Index or the results to be obtained by any person from the use of the Index in connection with the trading of the Fund.

NASDAQ® and the Capital Strength IndexSM are trademarks (the “Marks”) of Nasdaq, Inc. (collectively with its affiliates, “NASDAQ”). The Marks are licensed for use by First Trust. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not sponsored, endorsed, sold or promoted by NASDAQ. The Fund should not be construed in any way as investment advice by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and SafetyTM are trademarks of Value Line, Inc. that are licensed to First Trust. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates. First Trust is not affiliated with any Value Line company.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Airlines — 2.0%
228,928	American Airlines Group, Inc.	$7,270,753
89,467	United Continental Holdings, Inc. (a)	7,137,677
		14,408,430

	Automobiles — 1.0%
26,220	Tesla, Inc. (a)	7,337,929

	Beverages — 1.9%
120,193	Monster Beverage Corp. (a)	6,560,134
62,965	PepsiCo, Inc.	7,716,361
		14,276,495

	Biotechnology — 8.7%
53,990	Alexion Pharmaceuticals, Inc. (a)	7,298,368
38,538	Amgen, Inc.	7,321,449
22,411	Biogen, Inc. (a)	5,297,512
78,335	BioMarin Pharmaceutical, Inc. (a)	6,958,498
82,838	Celgene Corp. (a)	7,814,937
111,885	Gilead Sciences, Inc.	7,273,644
86,141	Incyte Corp. (a)	7,408,988
17,821	Regeneron Pharmaceuticals, Inc. (a)	7,317,659
38,977	Vertex Pharmaceuticals, Inc. (a)	7,169,819
		63,860,874

	Commercial Services & Supplies — 1.0%
35,469	Cintas Corp.	7,168,640

	Communications Equipment — 1.0%
136,919	Cisco Systems, Inc.	7,392,257

	Electric Utilities — 1.0%
129,018	Xcel Energy, Inc.	7,252,102

	Entertainment — 5.0%
164,722	Activision Blizzard, Inc.	7,499,793
73,705	Electronic Arts, Inc. (a)	7,490,639
30,005	NetEase, Inc., ADR	7,244,707
20,276	Netflix, Inc. (a)	7,229,610
78,188	Take-Two Interactive Software, Inc. (a)	7,378,602
		36,843,351

	Food & Staples Retailing — 2.0%
31,186	Costco Wholesale Corp.	7,551,378
117,806	Walgreens Boots Alliance, Inc.	7,453,586
		15,004,964

	Food Products — 2.1%
230,009	Kraft Heinz (The) Co.	7,509,794
153,275	Mondelez International, Inc., Class A	7,651,488
		15,161,282

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 3.2%
28,656	Align Technology, Inc. (a)	$8,147,761
34,257	IDEXX Laboratories, Inc. (a)	7,659,865
13,116	Intuitive Surgical, Inc. (a)	7,483,727
		23,291,353

	Health Care Providers & Services — 1.0%
123,194	Henry Schein, Inc. (a)	7,405,191

	Health Care Technology — 1.0%
126,877	Cerner Corp. (a)	7,258,633

	Hotels, Restaurants & Leisure — 3.1%
60,047	Marriott International, Inc., Class A	7,511,279
103,042	Starbucks Corp.	7,660,142
62,590	Wynn Resorts Ltd.	7,468,239
		22,639,660

	Insurance — 1.0%
42,197	Willis Towers Watson PLC	7,411,903

	Interactive Media & Services — 2.9%
3,055	Alphabet, Inc., Class A (a)	3,595,399
3,068	Alphabet, Inc., Class C (a)	3,599,715
42,856	Baidu, Inc., ADR (a)	7,064,812
44,173	Facebook, Inc., Class A (a)	7,363,197
		21,623,123

	Internet & Direct Marketing Retail — 7.2%
4,296	Amazon.com, Inc. (a)	7,650,102
4,173	Booking Holdings, Inc. (a)	7,281,509
175,324	Ctrip.com International Ltd., ADR (a)	7,659,905
201,227	eBay, Inc.	7,473,571
59,978	Expedia Group, Inc.	7,137,382
262,325	JD.com, Inc., ADR (a)	7,909,099
14,960	MercadoLibre, Inc. (a)	7,595,641
		52,707,209

	IT Services — 6.0%
47,421	Automatic Data Processing, Inc.	7,575,031
101,671	Cognizant Technology Solutions Corp., Class A	7,366,064
83,884	Fiserv, Inc. (a)	7,405,279
92,073	Paychex, Inc.	7,384,255
72,354	PayPal Holdings, Inc. (a)	7,513,239
40,055	VeriSign, Inc. (a)	7,272,386
		44,516,254

	Leisure Products — 1.0%
84,457	Hasbro, Inc.	7,180,534

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 1.0%
23,775	Illumina, Inc. (a)	$7,386,655

	Machinery — 1.0%
107,077	PACCAR, Inc.	7,296,227

	Media — 4.7%
20,600	Charter Communications, Inc., Class A (a)	7,146,346
182,352	Comcast Corp., Class A	7,290,433
86,575	Fox Corp., Class A (a)	3,178,168
88,476	Fox Corp., Class B (a)	3,174,519
139,482	Liberty Global PLC, Class A (a)	3,475,892
142,867	Liberty Global PLC, Class C (a)	3,458,810
1,190,945	Sirius XM Holdings, Inc.	6,752,658
		34,476,826

	Multiline Retail — 1.0%
73,020	Dollar Tree, Inc. (a)	7,670,021

	Pharmaceuticals — 1.0%
261,697	Mylan N.V. (a)	7,416,493

	Professional Services — 1.0%
56,870	Verisk Analytics, Inc.	7,563,710

	Road & Rail — 2.0%
100,116	CSX Corp.	7,490,679
70,509	J.B. Hunt Transport Services, Inc.	7,141,857
		14,632,536

	Semiconductors & Semiconductor Equipment — 16.9%
311,629	Advanced Micro Devices, Inc. (a)	7,952,772
66,374	Analog Devices, Inc.	6,987,191
180,840	Applied Materials, Inc.	7,172,114
38,133	ASML Holding N.V.	7,170,911
24,740	Broadcom, Inc.	7,439,565
134,497	Intel Corp.	7,222,489
61,410	KLA-Tencor Corp.	7,332,968
39,562	Lam Research Corp.	7,081,994
135,546	Maxim Integrated Products, Inc.	7,206,981
84,998	Microchip Technology, Inc.	7,051,434
186,237	Micron Technology, Inc. (a)	7,697,175
43,030	NVIDIA Corp.	7,726,467
77,693	NXP Semiconductors N.V.	6,867,284
131,730	QUALCOMM, Inc.	7,512,562
86,833	Skyworks Solutions, Inc.	7,161,986
66,458	Texas Instruments, Inc.	7,049,200
58,601	Xilinx, Inc.	7,430,021
		124,063,114

	Software — 10.1%
28,440	Adobe, Inc. (a)	7,578,975
47,530	Autodesk, Inc. (a)	7,406,125
117,769	Cadence Design Systems, Inc. (a)	7,479,509

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
58,620	Check Point Software Technologies Ltd. (a)	$7,414,844
71,496	Citrix Systems, Inc.	7,125,291
28,236	Intuit, Inc.	7,381,173
62,552	Microsoft Corp.	7,377,383
317,827	Symantec Corp.	7,306,843
66,489	Synopsys, Inc. (a)	7,656,208
39,073	Workday, Inc., Class A (a)	7,535,228
		74,261,579

	Specialty Retail — 3.1%
19,927	O’Reilly Automotive, Inc. (a)	7,737,654
82,037	Ross Stores, Inc.	7,637,645
21,600	Ulta Beauty, Inc. (a)	7,532,568
		22,907,867

	Technology Hardware, Storage & Peripherals — 3.0%
39,195	Apple, Inc.	7,445,090
108,654	NetApp, Inc.	7,534,068
152,062	Western Digital Corp.	7,308,100
		22,287,258

	Textiles, Apparel & Luxury Goods — 1.1%
51,015	Lululemon Athletica, Inc. (a)	8,359,828

	Trading Companies & Distributors — 1.0%
117,221	Fastenal Co.	7,538,482

	Wireless Telecommunication Services — 0.9%
100,137	T-Mobile US, Inc. (a)	6,919,467

	Total Investments — 99.9%	735,520,247
	(Cost $620,608,956) (b)
	Net Other Assets and Liabilities — 0.1%	762,507
	Net Assets — 100.0%	$736,282,754

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $136,750,915 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,839,624. The net unrealized appreciation was $114,911,291.

ADR	- American Depositary Receipt

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$735,520,247	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 2.7%
1,174,075	Cisco Systems, Inc.	$63,388,309

	Entertainment — 2.6%
257,731	NetEase, Inc., ADR	62,229,150

	Health Care Technology — 2.6%
1,078,613	Cerner Corp. (a)	61,707,450

	Interactive Media & Services — 7.7%
26,237	Alphabet, Inc., Class A (a)	30,878,063
26,365	Alphabet, Inc., Class C (a)	30,934,318
366,389	Baidu, Inc., ADR (a)	60,399,226
376,320	Facebook, Inc., Class A (a)	62,728,781
		184,940,388

	IT Services — 5.2%
865,962	Cognizant Technology Solutions Corp., Class A	62,738,947
343,904	VeriSign, Inc. (a)	62,439,210
		125,178,157

	Semiconductors & Semiconductor Equipment — 44.5%
2,681,885	Advanced Micro Devices, Inc. (a)	68,441,705
570,990	Analog Devices, Inc.	60,108,117
1,546,457	Applied Materials, Inc.	61,332,485
323,960	ASML Holding N.V.	60,920,678
215,160	Broadcom, Inc.	64,700,764
1,149,674	Intel Corp.	61,737,494
522,176	KLA-Tencor Corp.	62,353,036
342,452	Lam Research Corp.	61,302,332
1,153,724	Maxim Integrated Products, Inc.	61,343,505
725,452	Microchip Technology, Inc.	60,183,498
1,579,763	Micron Technology, Inc. (a)	65,291,605
367,832	NVIDIA Corp.	66,047,914
668,893	NXP Semiconductors N.V.	59,123,452
1,103,635	QUALCOMM, Inc.	62,940,304
745,709	Skyworks Solutions, Inc.	61,506,078
564,051	Texas Instruments, Inc.	59,828,890
503,024	Xilinx, Inc.	63,778,413
		1,060,940,270

	Software — 26.7%
242,961	Adobe, Inc. (a)	64,746,677
407,492	Autodesk, Inc. (a)	63,495,404
1,024,073	Cadence Design Systems, Inc. (a)	65,038,876
497,157	Check Point Software Technologies Ltd. (a)	62,885,389
619,150	Citrix Systems, Inc.	61,704,489
241,974	Intuit, Inc.	63,254,423
538,865	Microsoft Corp.	63,553,738
2,713,371	Symantec Corp.	62,380,399
572,139	Synopsys, Inc. (a)	65,881,806

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
334,574	Workday, Inc., Class A (a)	$64,522,596
		637,463,797

	Technology Hardware, Storage & Peripherals — 8.0%
335,595	Apple, Inc.	63,746,270
917,776	NetApp, Inc.	63,638,588
1,298,576	Western Digital Corp.	62,409,563
		189,794,421

	Total Investments — 100.0%	2,385,641,942
	(Cost $1,986,100,769) (b)
	Net Other Assets and Liabilities — 0.0%	769,853
	Net Assets — 100.0%	$2,386,411,795

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $445,453,133 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $45,911,960. The net unrealized appreciation was $399,541,173.

ADR	- American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,385,641,942	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Airlines — 3.2%
44,903	American Airlines Group, Inc.	$1,426,119
17,568	United Continental Holdings, Inc. (b)	1,401,575
		2,827,694

	Automobiles — 1.6%
5,141	Tesla, Inc. (b)	1,438,760

	Beverages — 3.1%
23,594	Monster Beverage Corp. (b)	1,287,760
12,352	PepsiCo, Inc.	1,513,738
		2,801,498

	Biotechnology — 14.0%
10,593	Alexion Pharmaceuticals, Inc. (b)	1,431,962
7,569	Amgen, Inc.	1,437,959
4,402	Biogen, Inc. (b)	1,040,545
15,366	BioMarin Pharmaceutical, Inc. (b)	1,364,962
16,238	Celgene Corp. (b)	1,531,893
21,944	Gilead Sciences, Inc.	1,426,579
16,895	Incyte Corp. (b)	1,453,139
3,495	Regeneron Pharmaceuticals, Inc. (b)	1,435,117
7,652	Vertex Pharmaceuticals, Inc. (b)	1,407,585
		12,529,741

	Commercial Services & Supplies — 1.6%
6,955	Cintas Corp.	1,405,675

	Electric Utilities — 1.6%
25,329	Xcel Energy, Inc.	1,423,743

	Entertainment — 6.5%
32,235	Activision Blizzard, Inc.	1,467,660
14,443	Electronic Arts, Inc. (b)	1,467,842
3,976	Netflix, Inc. (b)	1,417,683
15,323	Take-Two Interactive Software, Inc. (b)	1,446,031
		5,799,216

	Food & Staples Retailing — 3.3%
6,123	Costco Wholesale Corp.	1,482,623
23,118	Walgreens Boots Alliance, Inc.	1,462,676
		2,945,299

	Food Products — 3.3%
45,058	Kraft Heinz (The) Co.	1,471,144
30,067	Mondelez International, Inc., Class A	1,500,944
		2,972,088

	Health Care Equipment & Supplies — 5.1%
5,632	Align Technology, Inc. (b)	1,601,347
6,725	IDEXX Laboratories, Inc. (b)	1,503,710
2,575	Intuitive Surgical, Inc. (b)	1,469,243
		4,574,300

Shares	Description	Value

	Common Stocks (a) (Continued)
	Health Care Providers & Services — 1.6%
24,171	Henry Schein, Inc. (b)	$1,452,919

	Hotels, Restaurants & Leisure — 5.0%
11,787	Marriott International, Inc., Class A	1,474,436
20,209	Starbucks Corp.	1,502,337
12,268	Wynn Resorts Ltd.	1,463,818
		4,440,591

	Insurance — 1.6%
8,280	Willis Towers Watson PLC	1,454,382

	Internet & Direct Marketing Retail — 11.5%
843	Amazon.com, Inc. (b)	1,501,172
819	Booking Holdings, Inc. (b)	1,429,081
34,373	Ctrip.com International Ltd., ADR (b)	1,501,756
39,483	eBay, Inc.	1,466,399
11,769	Expedia Group, Inc.	1,400,511
51,394	JD.com, Inc., ADR (b)	1,549,529
2,935	MercadoLibre, Inc. (b)	1,490,188
		10,338,636

	IT Services — 6.5%
9,314	Automatic Data Processing, Inc.	1,487,818
16,454	Fiserv, Inc. (b)	1,452,559
18,078	Paychex, Inc.	1,449,856
14,200	PayPal Holdings, Inc. (b)	1,474,528
		5,864,761

	Leisure Products — 1.6%
16,580	Hasbro, Inc.	1,409,632

	Life Sciences Tools & Services — 1.6%
4,661	Illumina, Inc. (b)	1,448,126

	Machinery — 1.6%
21,010	PACCAR, Inc.	1,431,621

	Media — 7.5%
4,042	Charter Communications, Inc., Class A (b)	1,402,210
35,777	Comcast Corp., Class A	1,430,365
17,004	Fox Corp., Class A (b)	624,217
17,376	Fox Corp., Class B (b)	623,451
27,376	Liberty Global PLC, Class A (b)	682,210
28,018	Liberty Global PLC, Class C (b)	678,316
233,935	Sirius XM Holdings, Inc.	1,326,411
		6,767,180

	Multiline Retail — 1.7%
14,319	Dollar Tree, Inc. (b)	1,504,068

	Pharmaceuticals — 1.6%
51,247	Mylan N.V. (b)	1,452,340

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Professional Services — 1.7%
11,171	Verisk Analytics, Inc.	$1,485,743

	Road & Rail — 3.2%
19,633	CSX Corp.	1,468,941
13,831	J.B. Hunt Transport Services, Inc.	1,400,942
		2,869,883

	Specialty Retail — 5.0%
3,908	O’Reilly Automotive, Inc. (b)	1,517,476
16,085	Ross Stores, Inc.	1,497,514
4,232	Ulta Beauty, Inc. (b)	1,475,825
		4,490,815

	Textiles, Apparel & Luxury Goods — 1.8%
10,005	Lululemon Athletica, Inc. (b)	1,639,519

	Trading Companies & Distributors — 1.6%
23,003	Fastenal Co.	1,479,323

	Wireless Telecommunication Services — 1.5%
19,666	T-Mobile US, Inc. (b)	1,358,921
	Total Common Stocks — 99.9%	89,606,474
	(Cost $75,383,510)

	Money Market Funds — 0.2%
129,373	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (c)	129,373
	(Cost $129,373)

	Total Investments — 100.1%	89,735,847
	(Cost $75,512,883) (d)
	Net Other Assets and Liabilities — (0.1)%	(51,730)
	Net Assets — 100.0%	$89,684,117

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,007,727 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,784,763. The net unrealized appreciation was $14,222,964.

ADR	- American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$89,606,474	$—	$—
Money Market Funds	129,373	—	—
Total Investments	$89,735,847	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 5.5%
76,018	Hexcel Corp.	$5,257,405

	Automobiles — 8.3%
179,162	NIO, Inc., ADR (a) (b)	913,726
25,251	Tesla, Inc. (b)	7,066,745
		7,980,471

	Chemicals — 10.8%
88,480	Albemarle Corp.	7,253,591
139,240	Livent Corp. (b)	1,709,867
37,561	Sociedad Quimica y Minera de Chile S.A., ADR (a)	1,443,845
		10,407,303

	Electrical Equipment — 13.6%
31,037	Acuity Brands, Inc.	3,724,750
20,855	American Superconductor Corp. (b)	268,195
225,723	Ballard Power Systems, Inc. (a) (b)	679,426
20,317	Bloom Energy Corp., Class A (a) (b)	262,496
41,917	EnerSys	2,731,312
103,526	Enphase Energy, Inc. (a) (b)	955,545
227,250	Plug Power, Inc. (a) (b)	545,400
110,905	Sunrun, Inc. (b)	1,559,324
33,604	TPI Composites, Inc. (b)	961,747
27,706	Vicor Corp. (b)	859,440
116,179	Vivint Solar, Inc. (a) (b)	577,410
		13,125,045

	Electronic Equipment, Instruments & Components — 8.8%
164,362	AVX Corp.	2,850,037
38,496	Itron, Inc. (b)	1,795,838
20,916	Littelfuse, Inc.	3,816,752
		8,462,627

	Equity Real Estate Investment Trusts — 1.6%
61,769	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,583,757

	Independent Power and Renewable Electricity Producers — 18.1%
97,582	Atlantica Yield PLC	1,898,946
134,218	Brookfield Renewable Partners, L.P. (c)	4,288,265
71,396	Clearway Energy, Inc., Class C	1,078,793
54,619	NextEra Energy Partners, L.P. (c) (d)	2,547,430
49,340	Ormat Technologies, Inc.	2,721,101
95,517	Pattern Energy Group, Inc., Class A	2,101,374
203,643	TerraForm Power, Inc., Class A	2,798,055
		17,433,964

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 0.8%
36,319	Renewable Energy Group, Inc. (b)	$797,565

	Semiconductors & Semiconductor Equipment — 32.3%
37,199	Advanced Energy Industries, Inc. (b)	1,848,046
57,041	Canadian Solar, Inc. (b)	1,062,674
74,226	Cree, Inc. (b)	4,247,212
9,808	Daqo New Energy Corp., ADR (a) (b)	323,958
76,854	First Solar, Inc. (b)	4,060,965
27,780	JinkoSolar Holding Co., Ltd., ADR (a) (b)	500,040
367,305	ON Semiconductor Corp. (b)	7,555,464
28,142	Power Integrations, Inc.	1,968,252
46,013	SolarEdge Technologies, Inc. (b)	1,733,770
137,667	SunPower Corp. (a) (b)	896,212
42,234	Universal Display Corp.	6,455,467
46,775	Veeco Instruments, Inc. (b)	507,041
		31,159,101
	Total Common Stocks — 99.8%	96,207,238
	(Cost $85,393,993)

	Money Market Funds — 0.6%
543,538	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (e) (f)	543,538
	(Cost $543,538)

Principal Value	Description	Value

	Repurchase Agreements — 5.4%
$3,129,889	BNP Paribas S.A., 2.50% (e), dated 03/29/19, due 04/01/19, with a maturity value of $3,130,541. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $3,193,928. (f)	3,129,889
2,061,870	JPMorgan Chase & Co., 2.50% (e), dated 03/29/19, due 04/01/19, with a maturity value of $2,062,300. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $2,104,384. (f)	2,061,870
	Total Repurchase Agreements — 5.4%	5,191,759
	(Cost $5,191,759)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Description	Value

Total Investments — 105.8%	$101,942,535
(Cost $91,129,290) (g)
Net Other Assets and Liabilities — (5.8)%	(5,595,512)
Net Assets — 100.0%	$96,347,023

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $5,644,794 and the total value of the collateral held by the Fund is $5,735,297.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,588,562 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,775,317. The net unrealized appreciation was $10,813,245.

ADR	- American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$96,207,238	$—	$—
Money Market Funds	543,538	—	—
Repurchase Agreements	—	5,191,759	—
Total Investments	$96,750,776	$5,191,759	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Diversified REITs — 5.9%
5,745	American Assets Trust, Inc.	$263,466
74,384	Colony Capital, Inc.	395,723
21,261	Empire State Realty Trust, Inc., Class A	335,924
5,243	Essential Properties Realty Trust, Inc.	102,343
4,467	Gladstone Commercial Corp.	92,780
12,720	Global Net Lease, Inc.	240,408
31,732	Lexington Realty Trust	287,492
22,446	Liberty Property Trust	1,086,835
2,207	One Liberty Properties, Inc.	64,003
3,029	PS Business Parks, Inc.	475,038
29,923	STORE Capital Corp.	1,002,421
146,822	VEREIT, Inc.	1,228,900
12,127	Washington Real Estate Investment Trust	344,164
24,434	WP Carey, Inc.	1,913,915
		7,833,412

	Health Care REITs — 12.8%
13,479	CareTrust REIT, Inc.	316,217
2,697	Community Healthcare Trust, Inc.	96,795
3,443	Global Medical REIT, Inc.	33,810
72,482	HCP, Inc.	2,268,687
19,009	Healthcare Realty Trust, Inc.	610,379
31,141	Healthcare Trust of America, Inc., Class A	890,321
6,024	LTC Properties, Inc.	275,899
4,830	MedEquities Realty Trust, Inc.	53,758
57,812	Medical Properties Trust, Inc.	1,070,100
6,484	National Health Investors, Inc.	509,318
12,462	New Senior Investment Group, Inc.	67,918
30,984	Omega Healthcare Investors, Inc.	1,182,040
27,661	Physicians Realty Trust	520,303
27,053	Sabra Health Care REIT, Inc.	526,722
36,066	Senior Housing Properties Trust	424,858
1,919	Universal Health Realty Income Trust	145,288
54,037	Ventas, Inc.	3,448,101
58,615	Welltower, Inc.	4,548,524
		16,989,038

	Hotel & Resort REITs — 6.0%
32,625	Apple Hospitality REIT, Inc.	531,787
13,182	Ashford Hospitality Trust, Inc.	62,615
4,635	Braemar Hotels & Resorts, Inc.	56,593
7,063	Chatham Lodging Trust	135,892
9,218	Chesapeake Lodging Trust	256,353
30,554	DiamondRock Hospitality Co.	330,900
5,469	Hersha Hospitality Trust	93,739
24,948	Hospitality Properties Trust	656,382
112,337	Host Hotels & Resorts, Inc.	2,123,169
30,526	Park Hotels & Resorts, Inc.	948,748
19,800	Pebblebrook Hotel Trust	614,988
26,579	RLJ Lodging Trust	466,993
7,788	Ryman Hospitality Properties, Inc.	640,485

Shares	Description	Value

	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
15,898	Summit Hotel Properties, Inc.	$181,396
34,628	Sunstone Hotel Investors, Inc.	498,643
17,077	Xenia Hotels & Resorts, Inc.	374,157
		7,972,840

	Industrial REITs — 9.3%
22,573	Americold Realty Trust	688,702
54,500	Duke Realty Corp.	1,666,610
5,535	EastGroup Properties, Inc.	617,927
19,205	First Industrial Realty Trust, Inc.	679,089
9,871	Industrial Logistics Properties Trust	199,098
1,484	Innovative Industrial Properties, Inc.	121,228
14,062	Monmouth Real Estate Investment Corp.	185,337
95,630	Prologis, Inc.	6,880,579
14,688	Rexford Industrial Realty, Inc.	525,977
17,069	STAG Industrial, Inc.	506,096
9,273	Terreno Realty Corp.	389,837
		12,460,480

	Office REITs — 13.1%
17,102	Alexandria Real Estate Equities, Inc.	2,438,061
23,440	Boston Properties, Inc.	3,138,147
26,834	Brandywine Realty Trust	425,587
5,999	City Office REIT, Inc.	67,849
17,732	Columbia Property Trust, Inc.	399,147
16,728	Corporate Office Properties Trust	456,675
63,776	Cousins Properties, Inc.	616,076
24,533	Douglas Emmett, Inc.	991,624
9,238	Easterly Government Properties, Inc.	166,376
18,443	Equity Commonwealth	602,902
16,268	Franklin Street Properties Corp.	116,967
15,711	Highwoods Properties, Inc.	734,961
23,412	Hudson Pacific Properties, Inc.	805,841
16,738	JBG SMITH Properties	692,116
15,316	Kilroy Realty Corp.	1,163,403
13,702	Mack-Cali Realty Corp.	304,185
7,558	NorthStar Realty Europe Corp.	131,207
7,294	Office Properties Income Trust	201,606
30,427	Paramount Group, Inc.	431,759
19,054	Piedmont Office Realty Trust, Inc., Class A	397,276
12,696	SL Green Realty Corp.	1,141,624
8,191	Tier REIT, Inc.	234,754
26,304	Vornado Realty Trust	1,773,942
		17,432,085

	Residential REITs — 18.6%
20,789	American Campus Communities, Inc.	989,141
39,070	American Homes 4 Rent, Class A	887,670
23,601	Apartment Investment & Management Co., Class A	1,186,894
21,013	AvalonBay Communities, Inc.	4,217,940
3,538	Bluerock Residential Growth REIT, Inc.	38,140

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Residential REITs (Continued)
1,399	BRT Apartments Corp.	$19,418
14,660	Camden Property Trust	1,487,990
2,297	Clipper Realty, Inc.	30,757
13,641	Equity LifeStyle Properties, Inc.	1,559,166
56,123	Equity Residential	4,227,184
9,966	Essex Property Trust, Inc.	2,882,566
7,403	Front Yard Residential Corp.	68,626
13,542	Independence Realty Trust, Inc.	146,118
1,816	Investors Real Estate Trust	108,797
51,208	Invitation Homes, Inc.	1,245,891
17,277	Mid-America Apartment Communities, Inc.	1,888,894
3,219	NexPoint Residential Trust, Inc.	123,416
6,227	Preferred Apartment Communities, Inc., Class A	92,284
13,104	Sun Communities, Inc.	1,553,086
41,813	UDR, Inc.	1,900,819
5,257	UMH Properties, Inc.	74,019
		24,728,816

	Retail REITs — 18.7%
12,373	Acadia Realty Trust	337,412
5,700	Agree Realty Corp.	395,238
572	Alexander’s, Inc.	215,169
8,128	American Finance Trust, Inc.	87,782
45,305	Brixmor Property Group, Inc.	832,253
26,316	CBL & Associates Properties, Inc.	40,790
13,067	Cedar Realty Trust, Inc.	44,428
11,282	Federal Realty Investment Trust	1,555,224
5,146	Getty Realty Corp.	164,826
63,929	Kimco Realty Corp.	1,182,687
12,717	Kite Realty Group Trust	203,345
16,061	Macerich (The) Co.	696,244
24,519	National Retail Properties, Inc.	1,358,107
9,816	Pennsylvania Real Estate Investment Trust	61,743
46,088	Realty Income Corp.	3,390,233
25,411	Regency Centers Corp.	1,714,988
17,293	Retail Opportunity Investments Corp.	299,861
32,388	Retail Properties of America, Inc., Class A	394,810
2,326	Retail Value, Inc.	72,501
12,161	RPT Realty	146,054
1,755	Saul Centers, Inc.	90,154
4,220	Seritage Growth Properties, Class A	187,537
46,873	Simon Property Group, Inc.	8,540,729
21,771	SITE Centers Corp.	296,521
6,524	Spirit MTA REIT	42,341
13,035	Spirit Realty Capital, Inc.	517,881
14,251	Tanger Factory Outlet Centers, Inc.	298,986
9,274	Taubman Centers, Inc.	490,409
17,345	Urban Edge Properties	329,555
4,537	Urstadt Biddle Properties, Inc., Class A	93,644

Shares	Description	Value

	Common Stocks (Continued)
	Retail REITs (Continued)
28,229	Washington Prime Group, Inc.	$159,494
18,149	Weingarten Realty Investors	533,036
6,033	Whitestone REIT	72,517
		24,846,499

	Specialized REITs — 15.3%
18,005	CoreCivic, Inc.	350,197
5,569	CoreSite Realty Corp.	595,994
28,265	CubeSmart	905,611
16,423	CyrusOne, Inc.	861,222
31,529	Digital Realty Trust, Inc.	3,751,951
11,363	EPR Properties	873,815
19,312	Extra Space Storage, Inc.	1,968,086
4,498	Farmland Partners, Inc.	28,787
10,369	Four Corners Property Trust, Inc.	306,922
30,609	Gaming and Leisure Properties, Inc.	1,180,589
18,314	GEO Group (The), Inc.	351,629
2,348	Gladstone Land Corp.	29,702
6,007	InfraREIT, Inc.	125,967
43,445	Iron Mountain, Inc.	1,540,560
7,074	Life Storage, Inc.	688,088
8,602	National Storage Affiliates Trust	245,243
22,767	Public Storage	4,958,197
8,347	QTS Realty Trust, Inc., Class A	375,532
1,303	Safehold, Inc.	28,418
54,648	VICI Properties, Inc.	1,195,698
		20,362,208
	Total Common Stocks — 99.7%	132,625,378
	(Cost $138,851,677)

	Money Market Funds — 0.1%
150,144	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (a)	150,144
	(Cost $150,144)

	Total Investments — 99.8%	132,775,522
	(Cost $139,001,821) (b)
	Net Other Assets and Liabilities — 0.2%	311,115
	Net Assets — 100.0%	$133,086,637

(a)	Rate shown reflects yield as of March 31, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,250,094 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,476,393. The net unrealized depreciation was $6,226,299.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$132,625,378	$—	$—
Money Market Funds	150,144	—	—
Total Investments	$132,775,522	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Beverages — 1.3%
291,644	Primo Water Corp. (a)	$4,508,816

	Building Products — 6.1%
263,642	A.O. Smith Corp.	14,057,392
269,295	Advanced Drainage Systems, Inc.	6,939,732
		20,997,124

	Chemicals — 4.2%
81,054	Ecolab, Inc.	14,309,273

	Commercial Services & Supplies — 3.5%
199,592	Tetra Tech, Inc.	11,893,687

	Construction & Engineering — 7.9%
386,937	AECOM (a)	11,480,421
246,453	Aegion Corp. (a)	4,330,179
87,705	Valmont Industries, Inc.	11,410,421
		27,221,021

	Electronic Equipment, Instruments & Components — 3.6%
116,340	Badger Meter, Inc.	6,473,158
129,136	Itron, Inc. (a)	6,024,194
		12,497,352

	Health Care Equipment & Supplies — 8.3%
107,785	Danaher Corp.	14,229,776
64,877	IDEXX Laboratories, Inc. (a)	14,506,497
		28,736,273

	Industrial Conglomerates — 4.2%
42,302	Roper Technologies, Inc.	14,466,015

	Life Sciences Tools & Services — 4.0%
172,343	Agilent Technologies, Inc.	13,852,930

	Machinery — 35.0%
533,469	Energy Recovery, Inc. (a) (b)	4,657,184
504,085	Evoqua Water Technologies Corp. (a)	6,341,389
269,749	Flowserve Corp.	12,176,470
192,974	Franklin Electric Co., Inc.	9,859,042
126,543	Gorman-Rupp (The) Co.	4,294,870
95,010	IDEX Corp.	14,416,817
74,029	Lindsay Corp.	7,165,267
207,124	Mueller Industries, Inc.	6,491,266
655,697	Mueller Water Products, Inc., Class A	6,583,198
321,836	Pentair PLC	14,324,920
385,010	Rexnord Corp. (a)	9,679,151
127,492	Watts Water Technologies, Inc., Class A	10,303,904
181,216	Xylem, Inc.	14,323,313
		120,616,791

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 21.9%
144,358	American States Water Co.	$10,292,725
134,727	American Water Works Co., Inc.	14,046,637
333,322	Aqua America, Inc.	12,146,254
193,419	AquaVenture Holdings Ltd. (a)	3,742,658
197,389	California Water Service Group	10,714,275
658,219	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,963,957
116,281	Middlesex Water Co.	6,510,573
111,908	SJW Group	6,909,200
117,377	York Water (The) Co.	4,028,378
		75,354,657
	Total Common Stocks — 100.0%	344,453,939
	(Cost $299,785,326)

	Money Market Funds — 0.0%
16,884	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	16,884
136,452	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (c)	136,452
	Total Money Market Funds — 0.0%	153,336
	(Cost $153,336)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$97,226	BNP Paribas S.A., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $97,246. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $99,215. (d)	97,226
64,049	JPMorgan Chase & Co., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $64,063. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $65,370. (d)	64,049
	Total Repurchase Agreements — 0.1%	161,275
	(Cost $161,275)

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Description	Value

Total Investments — 100.1%	$344,768,550
(Cost $300,099,937) (e)
Net Other Assets and Liabilities (0.1)%	(276,381)
Net Assets — 100.0%	$344,492,169

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $175,744 and the total value of the collateral held by the Fund is $178,159.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,546,099 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,877,486. The net unrealized appreciation was $44,668,613.

ADR	- American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$344,453,939	$—	$—
Money Market Funds	153,336	—	—
Repurchase Agreements	—	161,275	—
Total Investments	$344,607,275	$161,275	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%

	Gas Utilities — 4.3%
72,307	National Fuel Gas Co.	$4,407,835

	Oil, Gas & Consumable Fuels — 95.7%
515,753	Antero Resources Corp. (a)	4,554,099
181,415	Cabot Oil & Gas Corp.	4,734,932
62,111	Cimarex Energy Co.	4,341,559
53,327	CNX Midstream Partners, L.P. (b)	811,104
324,068	CNX Resources Corp. (a)	3,490,212
177,840	Comstock Resources, Inc. (a) (c)	1,232,431
40,603	Concho Resources, Inc.	4,505,309
100,122	Continental Resources, Inc. (a)	4,482,462
76,988	DCP Midstream, L.P. (b)	2,544,453
151,352	Devon Energy Corp.	4,776,669
122,372	Enable Midstream Partners, L.P. (b)	1,752,367
616,058	Encana Corp.	4,460,260
354,811	Enerplus Corp.	2,983,961
63,838	EQM Midstream Partners, L.P. (b)	2,947,401
246,492	EQT Corp.	5,112,244
328,733	Gulfport Energy Corp. (a)	2,636,439
14,461	Hess Midstream Partners, L.P. (b)	306,573
184,683	Matador Resources Co. (a)	3,569,922
89,796	MPLX, L.P. (b)	2,953,390
154,547	Murphy Oil Corp.	4,528,227
201,645	Noble Energy, Inc.	4,986,681
92,666	PDC Energy, Inc. (a)	3,769,653
442,670	QEP Resources, Inc. (a)	3,448,399
417,424	Range Resources Corp.	4,691,846
210,227	SM Energy Co.	3,676,870
78,177	Summit Midstream Partners, L.P. (b)	760,662
46,848	TC PipeLines, L.P. (b)	1,750,241
93,135	Unit Corp. (a)	1,326,242
140,264	Vermilion Energy, Inc.	3,464,521
336,644	W&T Offshore, Inc. (a)	2,322,844
49,440	Western Midstream Partners, L.P. (b)	1,550,438
		98,472,411
	Total Common Stocks — 100.0%	102,880,246
	(Cost $130,501,581)

	Money Market Funds — 0.1%
88,438	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (d) (e)	88,438
76,118	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (d)	76,118
	Total Money Market Funds — 0.1%	164,556
	(Cost $164,556)

Principal Value	Description	Value

	Repurchase Agreements — 0.8%
$509,259	BNP Paribas S.A., 2.50% (d), dated 03/29/19, due 04/01/19, with a maturity value of $509,365. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $519,678. (e)	$509,259
335,483	JPMorgan Chase & Co., 2.50% (d), dated 03/29/19, due 04/01/19, with a maturity value of $335,553. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $342,400. (e)	335,483
	Total Repurchase Agreements — 0.8%	844,742
	(Cost $844,742)

	Total Investments — 100.9%	103,889,544
	(Cost $131,510,879) (f)
	Net Other Assets and Liabilities — (0.9)%	(976,240)
	Net Assets — 100.0%	$102,913,304

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $898,128 and the total value of the collateral held by the Fund is $933,180.
(d)	Rate shown reflects yield as of March 31, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,399,144 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,020,479. The net unrealized depreciation was $27,621,335.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$102,880,246	$—	$—
Money Market Funds	164,556	—	—
Repurchase Agreements	—	844,742	—
Total Investments	$103,044,802	$844,742	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Air Freight & Logistics — 0.6%
43,881	ZTO Express Cayman, Inc., ADR	$802,145

	Automobiles — 4.0%
97,662	NIO, Inc., ADR (a) (b)	498,076
359,110	Tata Motors Ltd., ADR (b)	4,510,422
		5,008,498

	Banks — 14.0%
75,603	HDFC Bank Ltd., ADR	8,763,144
753,889	ICICI Bank Ltd., ADR	8,639,568
		17,402,712

	Biotechnology — 1.2%
4,917	BeiGene Ltd., ADR (b)	649,044
9,178	China Biologic Products Holdings, Inc. (b)	837,492
		1,486,536

	Capital Markets — 0.6%
15,466	Noah Holdings Ltd., ADR (b)	749,482

	Consumer Finance — 0.6%
147,645	Qudian, Inc., ADR (b)	747,084

	Diversified Consumer Services — 7.3%
38,324	New Oriental Education & Technology Group, Inc., ADR (b)	3,452,609
156,077	TAL Education Group, ADR (b)	5,631,258
		9,083,867

	Diversified Telecommunication Services — 1.3%
13,954	China Telecom Corp., Ltd., ADR (a)	781,563
64,147	China Unicom (Hong Kong) Ltd., ADR	821,082
		1,602,645

	Entertainment — 6.8%
48,239	Bilibili, Inc., ADR (b)	914,129
82,477	Eros International PLC (a) (b)	753,840
43,598	HUYA, Inc., ADR (b)	1,226,412
37,083	iQIYI, Inc., ADR (b)	887,025
19,294	NetEase, Inc., ADR	4,658,536
		8,439,942

	Hotels, Restaurants & Leisure — 3.8%
23,881	Huazhu Group Ltd., ADR	1,006,345
41,671	Melco Resorts & Entertainment Ltd., ADR	941,348
61,138	Yum China Holdings, Inc.	2,745,708
		4,693,401

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 1.4%
70,049	China Life Insurance Co., Ltd., ADR	$940,057
30,787	Fanhua, Inc., ADR	808,467
		1,748,524

	Interactive Media & Services — 10.0%
12,630	58.com, Inc., ADR (b)	829,538
9,146	Autohome, Inc., ADR (b)	961,427
40,718	Baidu, Inc., ADR (b)	6,712,362
40,788	Bitauto Holdings Ltd., ADR (b)	649,345
24,020	Momo, Inc., ADR (b)	918,525
11,625	SINA Corp. (b)	688,665
11,826	Weibo Corp., ADR (b)	733,094
11,064	YY, Inc., ADR (b)	929,487
		12,422,443

	Internet & Direct Marketing Retail — 26.5%
47,670	Alibaba Group Holding Ltd., ADR (b)	8,697,391
21,344	Baozun, Inc., ADR (a) (b)	886,630
151,856	Ctrip.com International Ltd., ADR (b)	6,634,589
361,145	JD.com, Inc., ADR (b)	10,888,522
87,664	MakeMyTrip Ltd. (b)	2,419,526
95,409	Pinduoduo, Inc., ADR (b)	2,366,143
130,502	Vipshop Holdings Ltd., ADR (b)	1,047,931
		32,940,732

	IT Services — 13.1%
25,537	GDS Holdings Ltd., ADR (a) (b)	911,415
781,521	Infosys Ltd., ADR	8,542,025
1,119,068	Wipro Ltd., ADR	4,453,891
44,857	WNS (Holdings) Ltd., ADR (b)	2,389,532
		16,296,863

	Metals & Mining — 3.3%
392,923	Vedanta Ltd., ADR	4,149,267

	Oil, Gas & Consumable Fuels — 1.8%
8,818	China Petroleum & Chemical Corp., ADR	701,031
4,466	CNOOC Ltd., ADR	829,604
10,830	PetroChina Co., Ltd., ADR	708,607
		2,239,242

	Pharmaceuticals — 2.4%
56,984	Dr. Reddy’s Laboratories Ltd., ADR	2,307,852
21,846	Hutchison China MediTech Ltd., ADR (a) (b)	668,051
		2,975,903

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 0.7%
11,062	51job, Inc., ADR (b)	$861,509

	Wireless Telecommunication Services — 0.6%
15,138	China Mobile Ltd., ADR	771,887
	Total Common Stocks — 100.0%	124,422,682
	(Cost $135,994,694)

	Money Market Funds — 0.2%
242,884	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	242,884
	(Cost $242,884)

Principal Value	Description	Value

	Repurchase Agreements — 1.9%
$1,398,614	BNP Paribas S.A., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $1,398,906. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $1,427,230. (d)	1,398,614
921,362	JPMorgan Chase & Co., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $921,554. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $940,359. (d)	921,362
	Total Repurchase Agreements — 1.9%	2,319,976
	(Cost $2,319,976)

	Total Investments — 102.1%	126,985,542
	(Cost $138,557,554) (e)
	Net Other Assets and Liabilities — (2.1)%	(2,561,912)
	Net Assets — 100.0%	$124,423,630

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,593,001 and the total value of the collateral held by the Fund is $2,562,860. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 29, 2019, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 28 to March 29, the value of the related securities loaned was above the collateral value received.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,071,556 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,643,568. The net unrealized depreciation was $11,572,012.

ADR	- American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$124,422,682	$—	$—
Money Market Funds	242,884	—	—
Repurchase Agreements	—	2,319,976	—
Total Investments	$124,665,566	$2,319,976	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Country Allocation as a percentage of net assets**:
Cayman Islands	55.6%
India	33.3
United States	4.3
China	2.5
Hong Kong	2.0
Mauritius	1.9
Jersey	1.9
Isle of Man	0.6
Net Other Assets and Liabilities	(2.1)
100.0%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 88.5%
22,140	1st Source Corp.	$994,307
18,727	Allegiance Bancshares, Inc. (a)	631,474
7,499	American National Bankshares, Inc.	261,865
40,756	Ameris Bancorp	1,399,969
22,401	Atlantic Capital Bancshares, Inc. (a)	399,410
27,979	BancFirst Corp.	1,459,105
48,427	Bancorp (The), Inc. (a)	391,290
11,967	Bank of Marin Bancorp	486,937
110,621	Bank OZK	3,205,797
14,121	BankFinancial Corp.	209,979
30,120	Banner Corp.	1,631,600
9,326	Baycom Corp. (a)	211,141
56,140	BOK Financial Corp.	4,578,217
71,868	Boston Private Financial Holdings, Inc.	787,673
16,981	Bridge Bancorp, Inc.	497,543
68,434	Brookline Bancorp, Inc.	985,450
17,373	Bryn Mawr Bank Corp.	627,687
9,895	Business First Bancshares, Inc.	242,823
13,370	Camden National Corp.	557,796
19,363	Carolina Financial Corp.	669,766
69,557	Cathay General Bancorp	2,358,678
22,310	CBTX, Inc.	724,406
82,194	CenterState Bank Corp.	1,957,039
11,837	Central Valley Community Bancorp	231,413
61,325	Chemical Financial Corp.	2,524,137
14,201	City Holding Co.	1,081,974
13,213	Civista Bancshares, Inc.	288,440
62,858	Columbia Banking System, Inc.	2,054,828
95,333	Commerce Bancshares, Inc.	5,535,034
15,244	Community Trust Bancorp, Inc.	625,919
30,394	ConnectOne Bancorp, Inc.	598,762
120,398	CVB Financial Corp.	2,534,378
29,468	Eagle Bancorp, Inc. (a)	1,479,294
124,529	East West Bancorp, Inc.	5,973,656
19,625	Enterprise Financial Services Corp.	800,111
13,549	Equity Bancshares, Inc., Class A (a)	390,211
3,226	Fidelity D&D Bancorp, Inc.	190,721
23,421	Fidelity Southern Corp.	641,501
13,663	Financial Institutions, Inc.	371,360
25,507	First Bancorp	886,623
47,703	First Busey Corp.	1,163,953
10,088	First Choice Bancorp	216,892
9,029	First Citizens BancShares, Inc., Class A	3,676,609
13,971	First Community Bankshares, Inc.	462,999
84,414	First Financial Bancorp	2,031,001
58,182	First Financial Bankshares, Inc.	3,361,756
10,534	First Financial Corp.	442,428
38,132	First Foundation, Inc.	517,451
115,715	First Hawaiian, Inc.	3,014,376
8,737	First Internet Bancorp	168,886

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
32,756	First Interstate BancSystem, Inc., Class A	$1,304,344
42,638	First Merchants Corp.	1,571,210
14,280	First Mid-Illinois Bancshares, Inc.	475,810
91,271	First Midwest Bancorp, Inc.	1,867,405
21,868	First of Long Island (The) Corp.	479,565
24,024	Flushing Financial Corp.	526,846
151,080	Fulton Financial Corp.	2,338,718
11,750	FVCBankcorp, Inc. (a)	198,693
21,414	German American Bancorp, Inc.	629,572
72,515	Glacier Bancorp, Inc.	2,905,676
12,146	Great Southern Bancorp, Inc.	630,377
10,180	Guaranty Bancshares, Inc.	297,460
73,068	Hancock Whitney Corp.	2,951,947
27,267	Hanmi Financial Corp.	579,969
29,657	Heartland Financial USA, Inc.	1,264,871
37,131	Heritage Commerce Corp.	449,285
31,634	Heritage Financial Corp.	953,449
144,732	Home BancShares, Inc.	2,542,941
15,783	HomeTrust Bancshares, Inc.	397,732
110,484	Hope Bancorp, Inc.	1,445,131
32,925	Horizon Bancorp, Inc.	529,763
16,329	Howard Bancorp, Inc. (a)	241,833
47,120	IBERIABANK Corp.	3,378,975
24,128	Independent Bank Corp.	1,954,609
20,680	Independent Bank Corp./MI	444,620
37,551	Independent Bank Group, Inc.	1,925,991
56,297	International Bancshares Corp.	2,140,975
250,145	Investors Bancorp, Inc.	2,964,218
43,176	Lakeland Bancorp, Inc.	644,618
21,974	Lakeland Financial Corp.	993,664
41,666	LegacyTexas Financial Group, Inc.	1,557,892
30,472	Live Oak Bancshares, Inc.	445,196
14,236	Mercantile Bank Corp.	465,802
20,634	Midland States Bancorp, Inc.	496,454
10,485	MidWestOne Financial Group, Inc.	285,716
37,463	NBT Bancorp, Inc.	1,349,043
8,172	Nicolet Bankshares, Inc. (a)	487,051
5,906	Northrim BanCorp, Inc.	203,285
14,575	Old Line Bancshares, Inc.	363,355
150,282	Old National Bancorp	2,464,625
25,533	Old Second Bancorp, Inc.	321,460
30,935	Opus Bank	612,513
20,375	Origin Bancorp, Inc.	693,769
53,599	Pacific Premier Bancorp, Inc.	1,421,981
103,642	PacWest Bancorp	3,897,976
16,505	Peapack-Gladstone Financial Corp.	432,761
16,783	Peoples Bancorp, Inc.	519,770
16,059	People’s Utah Bancorp	423,476
66,517	Pinnacle Financial Partners, Inc.	3,638,480
86,096	Popular, Inc.	4,488,185
13,149	Preferred Bank	591,311
13,446	QCR Holdings, Inc.	456,088

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
16,194	RBB Bancorp	$304,447
50,249	Renasant Corp.	1,700,929
16,038	Republic Bancorp, Inc., Class A	717,219
50,437	Republic First Bancorp, Inc. (a)	264,794
29,700	S&T Bancorp, Inc.	1,174,041
30,494	Sandy Spring Bancorp, Inc.	953,852
44,030	Seacoast Banking Corp. of Florida (a)	1,160,191
45,880	ServisFirst Bancshares, Inc.	1,548,909
13,111	Sierra Bancorp	318,597
79,382	Simmons First National Corp., Class A	1,943,271
11,955	SmartFinancial, Inc. (a)	226,069
30,345	South State Corp.	2,073,777
20,636	Southern National Bancorp of Virginia, Inc.	302,317
28,905	Southside Bancshares, Inc.	960,513
19,554	Stock Yards Bancorp, Inc.	661,121
43,104	Texas Capital Bancshares, Inc. (a)	2,353,047
62,083	TowneBank	1,536,554
26,097	TriCo Bancshares	1,025,351
25,130	TriState Capital Holdings, Inc. (a)	513,406
22,909	Triumph Bancorp, Inc. (a)	673,296
55,920	Trustmark Corp.	1,880,590
42,791	UMB Financial Corp.	2,740,336
189,056	Umpqua Holdings Corp.	3,119,424
70,267	Union Bankshares Corp.	2,271,732
88,525	United Bankshares, Inc.	3,208,146
67,996	United Community Banks, Inc.	1,695,140
25,129	Univest Financial Corp.	614,655
284,824	Valley National Bancorp	2,728,614
46,791	Veritex Holdings, Inc.	1,133,278
14,843	Washington Trust Bancorp, Inc.	714,690
46,844	WesBanco, Inc.	1,862,049
23,070	Westamerica Bancorporation	1,425,726
48,481	Wintrust Financial Corp.	3,264,226
		178,251,428

	IT Services — 0.3%
12,654	Cass Information Systems, Inc.	598,534

	Thrifts & Mortgage Finance — 11.1%
25,822	Bridgewater Bancshares, Inc. (a)	266,225
121,211	Capitol Federal Financial, Inc.	1,618,167
99,426	Columbia Financial, Inc. (a)	1,558,006
31,269	Dime Community Bancshares, Inc.	585,668
17,216	First Defiance Financial Corp.	494,788
3,851	FS Bancorp, Inc.	194,399
23,158	HomeStreet, Inc. (a)	610,213
79,877	Kearny Financial Corp.	1,028,017
48,510	Luther Burbank Corp.	489,951
24,618	Merchants Bancorp	529,287
46,464	Meridian Bancorp, Inc.	729,020
33,819	Meta Financial Group, Inc.	665,558
42,504	Northfield Bancorp, Inc.	590,806

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
88,626	Northwest Bancshares, Inc.	$1,503,983
43,884	OceanFirst Financial Corp.	1,055,849
38,594	Oritani Financial Corp.	641,818
45,481	Sterling Bancorp, Inc.	461,177
240,297	TFS Financial Corp.	3,957,692
82,929	TrustCo Bank Corp. NY	643,529
42,666	United Community Financial Corp.	398,927
43,839	United Financial Bancorp, Inc.	629,090
69,590	Washington Federal, Inc.	2,010,455
24,735	Waterstone Financial, Inc.	407,138
25,152	Western New England Bancorp, Inc.	232,153
26,919	WSFS Financial Corp.	1,039,073
		22,340,989

	Total Investments — 99.9%	201,190,951
	(Cost $233,853,502) (b)
	Net Other Assets and Liabilities — 0.1%	192,200
	Net Assets — 100.0%	$201,383,151

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,851,467 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,514,018. The net unrealized depreciation was $32,662,551.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$201,190,951	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Nasdaq-100 Equal Weighted IndexSM , Nasdaq-100 Ex-Tech Sector IndexSM and Nasdaq-100 Technology Sector IndexSM are trademarks and certain trade names of Nasdaq, Inc. (‘Nasdaq”) or its affiliates (Nasdaq and its affiliates are referred to as “Corporations”) and are licensed for use by First Trust Advisors L.P. The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund (the “Funds”) are not issues, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

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First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.0%
44	AAR Corp.	$1,430
114	Boeing (The) Co.	43,482
36	Curtiss-Wright Corp.	4,080
189	HEICO Corp.	17,930
128	Hexcel Corp.	8,853
58	Huntington Ingalls Industries, Inc.	12,018
103	Mercury Systems, Inc. (a)	6,600
28	National Presto Industries, Inc.	3,039
102	Spirit AeroSystems Holdings, Inc., Class A	9,336
71	Teledyne Technologies, Inc. (a)	16,828
530	Textron, Inc.	26,850
36	TransDigm Group, Inc. (a)	16,344
412	Wesco Aircraft Holdings, Inc. (a)	3,621
		170,411

	Air Freight & Logistics — 0.5%
214	Air Transport Services Group, Inc. (a)	4,933
193	Atlas Air Worldwide Holdings, Inc. (a)	9,758
717	Expeditors International of Washington, Inc.	54,420
59	Forward Air Corp.	3,819
219	Hub Group, Inc., Class A (a)	8,946
		81,876

	Airlines — 1.2%
241	Alaska Air Group, Inc.	13,525
65	Allegiant Travel Co.	8,416
733	Delta Air Lines, Inc.	37,859
308	Hawaiian Holdings, Inc.	8,085
1,139	JetBlue Airways Corp. (a)	18,634
183	SkyWest, Inc.	9,935
1,314	Southwest Airlines Co.	68,210
84	Spirit Airlines, Inc. (a)	4,440
437	United Continental Holdings, Inc. (a)	34,864
		203,968

	Auto Components — 1.0%
733	American Axle & Manufacturing Holdings, Inc. (a)	10,489
421	BorgWarner, Inc.	16,171
101	Cooper Tire & Rubber Co.	3,019
131	Cooper-Standard Holdings, Inc. (a)	6,152
477	Dana, Inc.	8,462
138	Fox Factory Holding Corp. (a)	9,645
543	Gentex Corp.	11,229
896	Goodyear Tire & Rubber (The) Co.	16,262
97	LCI Industries	7,452
497	Lear Corp.	67,448
602	Modine Manufacturing Co. (a)	8,350
132	Stoneridge, Inc. (a)	3,809
119	Tenneco, Inc., Class A	2,637

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
27	Visteon Corp. (a)	$1,818
		172,943

	Automobiles — 1.1%
6,378	Ford Motor Co.	55,999
729	General Motors Co.	27,046
322	Harley-Davidson, Inc.	11,483
184	Tesla, Inc. (a)	51,494
352	Thor Industries, Inc.	21,954
336	Winnebago Industries, Inc.	10,466
		178,442

	Banks — 3.7%
40	1st Source Corp.	1,796
555	Associated Banc-Corp.	11,849
122	Banc of California, Inc.	1,688
33	BancFirst Corp.	1,721
124	BancorpSouth Bank	3,499
495	Bank of America Corp.	13,657
489	BankUnited, Inc.	16,333
282	BB&T Corp.	13,121
50	BOK Financial Corp.	4,078
49	Cathay General Bancorp	1,662
382	CIT Group, Inc.	18,325
1,231	Citizens Financial Group, Inc.	40,008
24	City Holding Co.	1,829
195	Commerce Bancshares, Inc.	11,322
84	Community Bank System, Inc.	5,021
41	Community Trust Bancorp, Inc.	1,683
176	ConnectOne Bancorp, Inc.	3,467
42	Cullen/Frost Bankers, Inc.	4,077
268	Customers Bancorp, Inc. (a)	4,907
168	East West Bancorp, Inc.	8,059
138	Equity Bancshares, Inc., Class A (a)	3,974
1,116	F.N.B. Corp.	11,830
46	FB Financial Corp.	1,461
1,555	Fifth Third Bancorp	39,217
50	First Bancorp	1,738
189	First BanCorp	2,166
19	First Citizens BancShares, Inc., Class A	7,737
317	First Financial Bankshares, Inc.	18,316
325	First Hawaiian, Inc.	8,466
834	First Horizon National Corp.	11,659
44	First Interstate BancSystem, Inc., Class A	1,752
140	First Republic Bank	14,064
76	Flushing Financial Corp.	1,667
105	Fulton Financial Corp.	1,625
277	Glacier Bancorp, Inc.	11,099
72	Great Southern Bancorp, Inc.	3,737
104	Great Western Bancorp, Inc.	3,285
317	Hancock Whitney Corp.	12,807
165	Hanmi Financial Corp.	3,510

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
37	Heartland Financial USA, Inc.	$1,578
91	Hilltop Holdings, Inc.	1,661
672	Home BancShares, Inc.	11,807
411	Hope Bancorp, Inc.	5,376
114	IBERIABANK Corp.	8,175
23	Independent Bank Corp.	1,863
95	International Bancshares Corp.	3,613
352	Investors Bancorp, Inc.	4,171
1,651	KeyCorp	26,003
220	Lakeland Bancorp, Inc.	3,285
41	Lakeland Financial Corp.	1,854
53	National Bank Holdings Corp., Class A	1,763
198	OFG Bancorp	3,918
83	Opus Bank	1,643
440	PacWest Bancorp	16,548
507	People’s United Financial, Inc.	8,335
209	PNC Financial Services Group (The), Inc.	25,636
155	Popular, Inc.	8,080
117	Prosperity Bancshares, Inc.	8,080
1,823	Regions Financial Corp.	25,795
54	Renasant Corp.	1,828
43	S&T Bancorp, Inc.	1,700
104	Sandy Spring Bancorp, Inc.	3,253
125	Seacoast Banking Corp. of Florida (a)	3,294
36	Signature Bank	4,611
67	Simmons First National Corp., Class A	1,640
27	South State Corp.	1,845
51	Southside Bancshares, Inc.	1,695
50	Stock Yards Bancorp, Inc.	1,691
484	SunTrust Banks, Inc.	28,677
376	TCF Financial Corp.	7,779
43	Tompkins Financial Corp.	3,271
68	TowneBank	1,683
57	Trustmark Corp.	1,917
120	UMB Financial Corp.	7,685
690	Umpqua Holdings Corp.	11,385
118	United Bankshares, Inc.	4,276
75	Univest Financial Corp.	1,835
824	Valley National Bancorp	7,894
74	Webster Financial Corp.	3,750
265	Wells Fargo & Co.	12,805
110	Wintrust Financial Corp.	7,406
90	Zions Bancorp N.A.	4,087
		623,403

	Beverages — 0.4%
14	Boston Beer (The) Co., Inc., Class A (a)	4,126
1,088	Molson Coors Brewing Co., Class B	64,899
		69,025

	Biotechnology — 1.7%
529	AbbVie, Inc.	42,632
342	Array BioPharma, Inc. (a)	8,338

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
403	BioCryst Pharmaceuticals, Inc. (a)	$3,280
129	CareDx, Inc. (a)	4,066
596	ChemoCentryx, Inc. (a)	8,279
152	Dicerna Pharmaceuticals, Inc. (a)	2,227
110	Emergent BioSolutions, Inc. (a)	5,557
23	Enanta Pharmaceuticals, Inc. (a)	2,197
232	Exact Sciences Corp. (a)	20,096
558	Exelixis, Inc. (a)	13,280
101	Genomic Health, Inc. (a)	7,075
63	Heron Therapeutics, Inc. (a)	1,540
65	Intercept Pharmaceuticals, Inc. (a)	7,271
441	Invitae Corp. (a)	10,328
271	Ionis Pharmaceuticals, Inc. (a)	21,997
4,419	Novavax, Inc. (a)	2,435
142	PTC Therapeutics, Inc. (a)	5,345
179	Ra Pharmaceuticals, Inc. (a)	4,010
98	Regeneron Pharmaceuticals, Inc. (a)	40,241
154	Repligen Corp. (a)	9,098
67	Sarepta Therapeutics, Inc. (a)	7,986
65	Seattle Genetics, Inc. (a)	4,761
168	United Therapeutics Corp. (a)	19,718
467	Vericel Corp. (a)	8,177
74	Vertex Pharmaceuticals, Inc. (a)	13,612
90	Xencor, Inc. (a)	2,795
		276,341

	Building Products — 1.0%
139	AAON, Inc.	6,419
67	Advanced Drainage Systems, Inc.	1,727
184	Allegion PLC	16,691
88	American Woodmark Corp. (a)	7,271
218	Apogee Enterprises, Inc.	8,173
63	Armstrong World Industries, Inc.	5,003
289	Fortune Brands Home & Security, Inc.	13,759
91	Gibraltar Industries, Inc. (a)	3,696
1,234	Johnson Controls International PLC	45,584
84	Lennox International, Inc.	22,210
333	Owens Corning	15,691
30	Simpson Manufacturing Co., Inc.	1,778
185	Trex Co., Inc. (a)	11,381
251	Universal Forest Products, Inc.	7,502
		166,885

	Capital Markets — 1.9%
188	Affiliated Managers Group, Inc.	20,137
518	Bank of New York Mellon (The) Corp.	26,123
150	Cboe Global Markets, Inc.	14,316
195	CME Group, Inc.	32,093
55	FactSet Research Systems, Inc.	13,655
184	Federated Investors, Inc., Class B	5,393
73	Goldman Sachs Group (The), Inc.	14,015
44	INTL. FCStone, Inc. (a)	1,705
1,093	Invesco Ltd.	21,106
100	Lazard Ltd., Class A	3,614
319	Legg Mason, Inc.	8,731

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
300	LPL Financial Holdings, Inc.	$20,895
69	MarketAxess Holdings, Inc.	16,980
615	Morgan Stanley	25,953
67	Morningstar, Inc.	8,441
387	State Street Corp.	25,469
265	Stifel Financial Corp.	13,981
396	TCG BDC, Inc. (b)	5,734
498	TD Ameritrade Holding Corp.	24,895
316	Virtu Financial, Inc., Class A	7,505
82	Virtus Investment Partners, Inc.	7,999
360	Waddell & Reed Financial, Inc., Class A	6,224
		324,964

	Chemicals — 2.8%
334	AdvanSix, Inc. (a)	9,542
47	Albemarle Corp.	3,853
103	Ashland Global Holdings, Inc.	8,047
156	Axalta Coating Systems Ltd. (a)	3,933
252	CF Industries Holdings, Inc.	10,302
648	Chemours (The) Co.	24,080
834	Eastman Chemical Co.	63,284
249	Ecolab, Inc.	43,958
708	Element Solutions, Inc. (a)	7,151
571	FMC Corp.	43,864
410	FutureFuel Corp.	5,494
76	H.B. Fuller Co.	3,697
948	Huntsman Corp.	21,320
175	Ingevity Corp. (a)	18,482
26	Innospec, Inc.	2,167
706	Kronos Worldwide, Inc.	9,898
735	LyondellBasell Industries N.V., Class A	61,799
127	Minerals Technologies, Inc.	7,466
125	Mosaic (The) Co.	3,414
910	Olin Corp.	21,057
329	PQ Group Holdings, Inc. (a)	4,991
764	Rayonier Advanced Materials, Inc.	10,360
29	Sensient Technologies Corp.	1,966
124	Sherwin-Williams (The) Co.	53,408
44	Stepan Co.	3,851
142	Trinseo S.A.	6,433
567	Valvoline, Inc.	10,524
		464,341

	Commercial Services & Supplies — 1.9%
101	ABM Industries, Inc.	3,671
1,199	ACCO Brands Corp.	10,263
2,435	ADT, Inc. (b)	15,560
68	Advanced Disposal Services, Inc. (a)	1,904
150	Brady Corp., Class A	6,962
113	Brink’s (The) Co.	8,521
228	Casella Waste Systems, Inc., Class A (a)	8,108

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
35	Cimpress N.V. (a)	$2,805
66	Clean Harbors, Inc. (a)	4,721
255	Copart, Inc. (a)	15,450
364	Covanta Holding Corp.	6,301
169	Deluxe Corp.	7,389
121	Healthcare Services Group, Inc.	3,992
141	Heritage-Crystal Clean, Inc. (a)	3,870
108	Herman Miller, Inc.	3,799
92	HNI Corp.	3,339
114	Interface, Inc.	1,746
153	KAR Auction Services, Inc.	7,850
296	Knoll, Inc.	5,597
120	Matthews International Corp., Class A	4,434
63	McGrath RentCorp	3,564
194	MSA Safety, Inc.	20,060
185	Multi-Color Corp.	9,230
550	Pitney Bowes, Inc.	3,779
528	Quad/Graphics, Inc.	6,283
677	Republic Services, Inc.	54,417
338	Rollins, Inc.	14,068
165	SP Plus Corp. (a)	5,630
219	Steelcase, Inc., Class A	3,186
399	Stericycle, Inc. (a)	21,714
63	Tetra Tech, Inc.	3,754
34	UniFirst Corp.	5,219
77	US Ecology, Inc.	4,310
411	Waste Management, Inc.	42,707
		324,203

	Communications Equipment — 0.7%
43	Acacia Communications, Inc. (a)	2,466
124	Casa Systems, Inc. (a)	1,029
893	CommScope Holding Co., Inc. (a)	19,405
67	Comtech Telecommunications Corp.	1,556
221	EchoStar Corp., Class A (a)	8,055
800	Extreme Networks, Inc. (a)	5,992
45	F5 Networks, Inc. (a)	7,062
425	Motorola Solutions, Inc.	59,678
63	NETGEAR, Inc. (a)	2,087
138	NetScout Systems, Inc. (a)	3,874
227	Quantenna Communications, Inc. (a)	5,523
		116,727

	Construction & Engineering — 0.7%
276	AECOM (a)	8,189
577	Ameresco, Inc., Class A (a)	9,336
172	Argan, Inc.	8,591
149	Comfort Systems USA, Inc.	7,806
184	EMCOR Group, Inc.	13,447
227	Fluor Corp.	8,354
81	Granite Construction, Inc.	3,495
451	MasTec, Inc. (a)	21,693
54	NV5 Global, Inc. (a)	3,206

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
255	Primoris Services Corp.	$5,273
486	Quanta Services, Inc.	18,342
509	Tutor Perini Corp. (a)	8,714
		116,446

	Construction Materials — 0.2%
300	Eagle Materials, Inc.	25,290
525	Summit Materials, Inc., Class A (a)	8,332
92	US Concrete, Inc. (a)	3,810
		37,432

	Consumer Finance — 1.5%
646	Ally Financial, Inc.	17,759
484	Capital One Financial Corp.	39,538
38	Credit Acceptance Corp. (a)	17,173
207	Discover Financial Services	14,730
277	Encore Capital Group, Inc. (a)	7,543
167	Enova International, Inc. (a)	3,811
152	FirstCash, Inc.	13,148
230	Green Dot Corp., Class A (a)	13,950
1,246	Navient Corp.	14,416
93	Nelnet, Inc., Class A	5,122
603	OneMain Holdings, Inc.	19,145
267	PRA Group, Inc. (a)	7,158
1,040	Santander Consumer USA Holdings, Inc.	21,975
1,560	Synchrony Financial	49,764
		245,232

	Containers & Packaging — 1.3%
39	AptarGroup, Inc.	4,149
385	Berry Global Group, Inc. (a)	20,740
88	Crown Holdings, Inc. (a)	4,802
1,376	Graphic Packaging Holding Co.	17,379
175	Greif, Inc., Class A	7,219
1,511	International Paper Co.	69,914
94	Owens-Illinois, Inc.	1,784
175	Packaging Corp. of America	17,392
207	Silgan Holdings, Inc.	6,133
138	Sonoco Products Co.	8,491
1,618	WestRock Co.	62,050
		220,053

	Distributors — 0.2%
70	Core-Mark Holding Co., Inc.	2,599
617	LKQ Corp. (a)	17,511
99	Pool Corp.	16,332
		36,442

	Diversified Consumer Services — 0.6%
164	Bright Horizons Family Solutions, Inc. (a)	20,846
229	Chegg, Inc. (a)	8,730

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
13	Graham Holdings Co., Class B	$8,881
38	Grand Canyon Education, Inc. (a)	4,351
433	H&R Block, Inc.	10,366
184	Houghton Mifflin Harcourt Co. (a)	1,338
131	K12, Inc. (a)	4,471
427	Laureate Education, Inc., Class A (a)	6,392
192	Regis Corp. (a)	3,777
364	Service Corp. International	14,615
299	ServiceMaster Global Holdings, Inc. (a)	13,963
		97,730

	Diversified Financial Services — 0.4%
299	Berkshire Hathaway, Inc., Class B (a)	60,066
211	Jefferies Financial Group, Inc.	3,965
		64,031

	Diversified Telecommunication Services — 1.1%
2,137	AT&T, Inc.	67,016
68	ATN International, Inc.	3,834
3,221	CenturyLink, Inc.	38,620
494	Consolidated Communications Holdings, Inc.	5,390
176	Iridium Communications, Inc. (a)	4,653
217	pdvWireless, Inc. (a)	7,630
868	Verizon Communications, Inc.	51,325
		178,468

	Electric Utilities — 1.5%
96	ALLETE, Inc.	7,894
173	Alliant Energy Corp.	8,153
163	American Electric Power Co., Inc.	13,651
141	Duke Energy Corp.	12,690
215	Edison International	13,313
65	El Paso Electric Co.	3,823
142	Entergy Corp.	13,579
1,082	Exelon Corp.	54,241
100	Hawaiian Electric Industries, Inc.	4,077
79	IDACORP, Inc.	7,864
27	MGE Energy, Inc.	1,835
141	NextEra Energy, Inc.	27,258
373	OGE Energy Corp.	16,084
129	Pinnacle West Capital Corp.	12,330
40	PNM Resources, Inc.	1,894
239	Portland General Electric Co.	12,390
861	PPL Corp.	27,328
278	Southern (The) Co.	14,367
		252,771

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.7%
128	Acuity Brands, Inc.	$15,361
164	Atkore International Group, Inc. (a)	3,531
81	AZZ, Inc.	3,315
355	Eaton Corp. PLC	28,599
130	Encore Wire Corp.	7,439
131	Generac Holdings, Inc. (a)	6,711
74	Hubbell, Inc.	8,730
209	Regal Beloit Corp.	17,111
597	Sunrun, Inc. (a)	8,394
265	TPI Composites, Inc. (a)	7,584
129	Vicor Corp. (a)	4,002
		110,777

	Electronic Equipment, Instruments & Components — 2.0%
90	Anixter International, Inc. (a)	5,050
212	Arrow Electronics, Inc. (a)	16,337
405	Avnet, Inc.	17,565
480	AVX Corp.	8,323
156	Belden, Inc.	8,377
754	CDW Corp.	72,663
118	Dolby Laboratories, Inc., Class A	7,430
23	ePlus, Inc. (a)	2,036
32	Fabrinet (a)	1,676
120	Insight Enterprises, Inc. (a)	6,607
443	Jabil, Inc.	11,779
464	KEMET Corp.	7,874
295	Keysight Technologies, Inc. (a)	25,724
43	Littelfuse, Inc.	7,847
209	Methode Electronics, Inc.	6,015
162	MTS Systems Corp.	8,823
219	PC Connection, Inc.	8,031
16	Rogers Corp. (a)	2,542
142	ScanSource, Inc. (a)	5,086
136	SYNNEX Corp.	12,973
645	TE Connectivity Ltd.	52,084
60	Tech Data Corp. (a)	6,145
836	TTM Technologies, Inc. (a)	9,806
90	Vishay Intertechnology, Inc.	1,662
115	Zebra Technologies Corp., Class A (a)	24,096
		336,551

	Energy Equipment & Services — 1.0%
120	Apergy Corp. (a)	4,927
869	Archrock, Inc.	8,499
602	C&J Energy Services, Inc. (a)	9,343
517	Diamond Offshore Drilling, Inc. (a) (b)	5,423
276	Exterran Corp. (a)	4,651
686	FTS International, Inc. (a)	6,860
1,503	Helix Energy Solutions Group, Inc. (a)	11,889
382	Helmerich & Payne, Inc.	21,224
90	Mammoth Energy Services, Inc.	1,498
1,243	McDermott International, Inc. (a)	9,248

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
2,440	Nabors Industries Ltd.	$8,394
710	Newpark Resources, Inc. (a)	6,504
538	Oceaneering International, Inc. (a)	8,484
114	Oil States International, Inc. (a)	1,933
1,768	Patterson-UTI Energy, Inc.	24,787
132	ProPetro Holding Corp. (a)	2,975
659	RPC, Inc.	7,519
220	SEACOR Holdings, Inc. (a)	9,302
799	U.S. Silica Holdings, Inc.	13,871
		167,331

	Entertainment — 1.0%
265	AMC Entertainment Holdings, Inc., Class A	3,935
307	Cinemark Holdings, Inc.	12,277
1,008	Glu Mobile, Inc. (a)	11,028
372	Live Nation Entertainment, Inc. (a)	23,637
27	Madison Square Garden (The) Co., Class A (a)	7,915
206	Marcus (The) Corp.	8,250
2,377	Viacom, Inc., Class B	66,722
223	Walt Disney (The) Co.	24,760
44	World Wrestling Entertainment, Inc., Class A	3,818
1,242	Zynga, Inc., Class A (a)	6,620
		168,962

	Equity Real Estate Investment Trusts — 4.3%
83	Agree Realty Corp.	5,755
442	Alexander & Baldwin, Inc.	11,245
121	American Assets Trust, Inc.	5,549
88	American Campus Communities, Inc.	4,187
184	American Homes 4 Rent, Class A	4,181
154	American Tower Corp.	30,347
42	Camden Property Trust	4,263
352	CareTrust REIT, Inc.	8,258
276	Chatham Lodging Trust	5,310
267	Chesapeake Lodging Trust	7,425
169	Community Healthcare Trust, Inc.	6,065
365	CoreCivic, Inc.	7,099
337	Crown Castle International Corp.	43,136
255	CubeSmart	8,170
69	CyrusOne, Inc.	3,618
537	DiamondRock Hospitality Co.	5,816
229	Digital Realty Trust, Inc.	27,251
107	Douglas Emmett, Inc.	4,325
141	Duke Realty Corp.	4,312
18	EastGroup Properties, Inc.	2,010
171	EPR Properties	13,150
366	Equity Commonwealth	11,965
113	Equity LifeStyle Properties, Inc.	12,916
31	Federal Realty Investment Trust	4,273

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
783	Franklin Street Properties Corp.	$5,630
113	Gaming and Leisure Properties, Inc.	4,358
83	GEO Group (The), Inc.	1,594
221	Getty Realty Corp.	7,079
182	Gladstone Commercial Corp.	3,780
171	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,384
434	Healthcare Trust of America, Inc., Class A	12,408
278	Hersha Hospitality Trust	4,765
613	Hospitality Properties Trust	16,128
2,927	Host Hotels & Resorts, Inc.	55,320
248	Industrial Logistics Properties Trust	5,002
749	Kimco Realty Corp.	13,857
231	Kite Realty Group Trust	3,694
106	Lamar Advertising Co., Class A	8,402
198	Lexington Realty Trust	1,794
262	Liberty Property Trust	12,686
79	Life Storage, Inc.	7,684
39	LTC Properties, Inc.	1,786
166	Mack-Cali Realty Corp.	3,685
1,138	Medical Properties Trust, Inc.	21,064
38	Mid-America Apartment Communities, Inc.	4,155
22	National Health Investors, Inc.	1,728
226	National Retail Properties, Inc.	12,518
61	National Storage Affiliates Trust	1,739
139	NexPoint Residential Trust, Inc.	5,329
559	NorthStar Realty Europe Corp.	9,704
237	Office Properties Income Trust	6,551
104	Omega Healthcare Investors, Inc.	3,968
304	Physicians Realty Trust	5,718
191	Piedmont Office Realty Trust, Inc., Class A	3,982
154	PotlatchDeltic Corp.	5,820
463	Preferred Apartment Communities, Inc., Class A	6,862
84	PS Business Parks, Inc.	13,174
387	Realty Income Corp.	28,468
187	Regency Centers Corp.	12,621
150	Retail Properties of America, Inc., Class A	1,829
110	Rexford Industrial Realty, Inc.	3,939
893	RLJ Lodging Trust	15,690
408	RPT Realty	4,900
55	Ryman Hospitality Properties, Inc.	4,523
222	Sabra Health Care REIT, Inc.	4,322
1,249	Senior Housing Properties Trust	14,713
208	Spirit Realty Capital, Inc.	8,264
108	Sun Communities, Inc.	12,800
1,125	Sunstone Hotel Investors, Inc.	16,200
46	Terreno Realty Corp.	1,934
185	UDR, Inc.	8,410
85	Urstadt Biddle Properties, Inc., Class A	1,754

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
512	VEREIT, Inc.	$4,285
585	VICI Properties, Inc.	12,800
1,339	Washington Prime Group, Inc.	7,565
1,116	Weyerhaeuser Co.	29,395
378	Xenia Hotels & Resorts, Inc.	8,282
		719,668

	Food & Staples Retailing — 1.0%
218	Andersons (The), Inc.	7,026
114	Casey’s General Stores, Inc.	14,680
254	Chefs’ Warehouse (The), Inc. (a)	7,887
299	Ingles Markets, Inc., Class A	8,258
1,774	Kroger (The) Co.	43,641
227	Performance Food Group Co. (a)	8,998
28	PriceSmart, Inc.	1,649
473	SpartanNash Co.	7,507
69	Sprouts Farmers Market, Inc. (a)	1,486
195	Sysco Corp.	13,018
768	United Natural Foods, Inc. (a)	10,153
463	US Foods Holding Corp. (a)	16,163
357	Walgreens Boots Alliance, Inc.	22,587
170	Weis Markets, Inc.	6,938
		169,991

	Food Products — 3.3%
1,191	Archer-Daniels-Midland Co.	51,368
225	B&G Foods, Inc. (b)	5,494
205	Bunge Ltd.	10,879
115	Cal-Maine Foods, Inc.	5,132
1,142	Conagra Brands, Inc.	31,679
254	Darling Ingredients, Inc. (a)	5,499
594	Flowers Foods, Inc.	12,664
58	Fresh Del Monte Produce, Inc.	1,568
202	Freshpet, Inc. (a)	8,543
313	General Mills, Inc.	16,198
228	Hershey (The) Co.	26,181
743	Hostess Brands, Inc. (a)	9,288
120	Ingredion, Inc.	11,363
23	J&J Snack Foods Corp.	3,653
652	J.M. Smucker (The) Co.	75,958
1,417	Kraft Heinz (The) Co.	46,265
249	Lamb Weston Holdings, Inc.	18,660
104	Lancaster Colony Corp.	16,296
439	McCormick & Co., Inc.	66,127
944	Pilgrim’s Pride Corp. (a)	21,042
123	Post Holdings, Inc. (a)	13,456
16	Sanderson Farms, Inc.	2,109
344	Simply Good Foods (The) Co. (a)	7,083
1,144	Tyson Foods, Inc., Class A	79,428
		545,933

	Gas Utilities — 0.4%
79	Atmos Energy Corp.	8,131
286	National Fuel Gas Co.	17,435

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
160	New Jersey Resources Corp.	$7,966
46	ONE Gas, Inc.	4,095
96	Southwest Gas Holdings, Inc.	7,897
99	Spire, Inc.	8,147
206	UGI Corp.	11,417
		65,088

	Health Care Equipment & Supplies — 3.0%
213	AtriCure, Inc. (a)	5,706
7	Atrion Corp.	6,151
1,035	Boston Scientific Corp. (a)	39,723
51	CONMED Corp.	4,242
192	Cooper (The) Cos., Inc.	56,865
229	CryoLife, Inc. (a)	6,680
153	DexCom, Inc. (a)	18,222
160	Edwards Lifesciences Corp. (a)	30,613
87	Glaukos Corp. (a)	6,818
85	Globus Medical, Inc., Class A (a)	4,200
146	Haemonetics Corp. (a)	12,772
165	Hill-Rom Holdings, Inc.	17,467
267	Hologic, Inc. (a)	12,923
48	ICU Medical, Inc. (a)	11,488
92	Insulet Corp. (a)	8,748
85	Integer Holdings Corp. (a)	6,411
81	Integra LifeSciences Holdings Corp. (a)	4,513
26	Intuitive Surgical, Inc. (a)	14,835
23	iRhythm Technologies, Inc. (a)	1,724
312	Lantheus Holdings, Inc. (a)	7,638
137	Masimo Corp. (a)	18,944
268	Medtronic PLC	24,409
117	Merit Medical Systems, Inc. (a)	7,234
23	Mesa Laboratories, Inc.	5,302
97	Novocure Ltd. (a)	4,672
62	Orthofix Medical, Inc. (a)	3,497
90	Penumbra, Inc. (a)	13,231
33	Quidel Corp. (a)	2,161
214	ResMed, Inc.	22,250
102	STAAR Surgical Co. (a)	3,487
36	Tactile Systems Technology, Inc. (a)	1,898
86	Tandem Diabetes Care, Inc. (a)	5,461
142	Teleflex, Inc.	42,907
75	West Pharmaceutical Services, Inc.	8,265
119	Wright Medical Group N.V. (a)	3,743
471	Zimmer Biomet Holdings, Inc.	60,147
		505,347

	Health Care Providers & Services — 2.5%
712	Acadia Healthcare Co., Inc. (a)	20,869
120	Addus HomeCare Corp. (a)	7,631
70	Amedisys, Inc. (a)	8,628
144	AMN Healthcare Services, Inc. (a)	6,781
136	BioTelemetry, Inc. (a)	8,516

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,094	Cardinal Health, Inc.	$52,676
39	Chemed Corp.	12,483
237	DaVita, Inc. (a)	12,867
178	Encompass Health Corp.	10,395
210	Ensign Group (The), Inc.	10,750
491	HCA Healthcare, Inc.	64,016
61	HealthEquity, Inc. (a)	4,513
52	LHC Group, Inc. (a)	5,765
114	Magellan Health, Inc. (a)	7,515
554	MEDNAX, Inc. (a)	15,052
126	Molina Healthcare, Inc. (a)	17,887
41	National HealthCare Corp.	3,111
331	Patterson Cos., Inc.	7,232
139	PetIQ, Inc. (a)	4,366
131	Premier, Inc., Class A (a)	4,518
439	Quest Diagnostics, Inc.	39,475
1,023	R1 RCM, Inc. (a)	9,892
212	Select Medical Holdings Corp. (a)	2,987
245	UnitedHealth Group, Inc.	60,579
126	Universal Health Services, Inc., Class B	16,855
64	US Physical Therapy, Inc.	6,722
		422,081

	Health Care Technology — 0.4%
169	Allscripts Healthcare Solutions, Inc. (a)	1,612
245	Evolent Health, Inc., Class A (a)	3,082
289	HMS Holdings Corp. (a)	8,558
109	Medidata Solutions, Inc. (a)	7,983
80	Omnicell, Inc. (a)	6,467
102	Tabula Rasa HealthCare, Inc. (a)	5,755
148	Teladoc Health, Inc. (a)	8,229
164	Veeva Systems, Inc., Class A (a)	20,805
165	Vocera Communications, Inc. (a)	5,219
		67,710

	Hotels, Restaurants & Leisure — 3.7%
379	Aramark	11,199
1,135	BBX Capital Corp.	6,719
32	BJ’s Restaurants, Inc.	1,513
148	Brinker International, Inc.	6,568
2,695	Caesars Entertainment Corp. (a)	23,420
990	Carnival Corp.	50,213
37	Cheesecake Factory (The), Inc.	1,810
113	Chipotle Mexican Grill, Inc. (a)	80,265
102	Choice Hotels International, Inc.	7,929
45	Churchill Downs, Inc.	4,062
46	Cracker Barrel Old Country Store, Inc.	7,434
37	Dave & Buster’s Entertainment, Inc.	1,845
502	Denny’s Corp. (a)	9,212
97	Dine Brands Global, Inc.	8,855
59	Domino’s Pizza, Inc.	15,228
228	Dunkin’ Brands Group, Inc.	17,123

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
180	Eldorado Resorts, Inc. (a)	$8,404
185	Hilton Grand Vacations, Inc. (a)	5,707
48	Hyatt Hotels Corp., Class A	3,483
185	International Speedway Corp., Class A	8,072
604	Lindblad Expeditions Holdings, Inc. (a)	9,211
23	Marriott Vacations Worldwide Corp.	2,150
2,011	MGM Resorts International	51,602
432	Norwegian Cruise Line Holdings Ltd. (a)	23,743
341	Planet Fitness, Inc., Class A (a)	23,434
452	Playa Hotels & Resorts N.V. (a)	3,449
500	Royal Caribbean Cruises Ltd.	57,310
72	Ruth’s Hospitality Group, Inc.	1,842
147	SeaWorld Entertainment, Inc. (a)	3,787
947	Starbucks Corp.	70,400
245	Texas Roadhouse, Inc.	15,237
938	Wendy’s (The) Co.	16,781
127	Wingstop, Inc.	9,656
204	Wyndham Destinations, Inc.	8,260
364	Yum China Holdings, Inc.	16,347
265	Yum! Brands, Inc.	26,450
		618,720

	Household Durables — 2.2%
471	Century Communities, Inc. (a)	11,290
1,760	D.R. Horton, Inc.	72,829
385	Garmin Ltd.	33,245
78	iRobot Corp. (a)	9,180
255	KB Home	6,163
176	La-Z-Boy, Inc.	5,806
204	Leggett & Platt, Inc.	8,613
935	Lennar Corp., Class A	45,899
108	LGI Homes, Inc. (a)	6,506
250	M.D.C. Holdings, Inc.	7,265
387	M/I Homes, Inc. (a)	10,302
221	Meritage Homes Corp. (a)	9,881
522	Mohawk Industries, Inc. (a)	65,850
5	NVR, Inc. (a)	13,835
704	PulteGroup, Inc.	19,684
409	Taylor Morrison Home Corp., Class A (a)	7,260
556	Toll Brothers, Inc.	20,127
145	TopBuild Corp. (a)	9,399
744	TRI Pointe Group, Inc. (a)	9,404
		372,538

	Household Products — 0.7%
52	Central Garden & Pet Co., Class A (a)	1,209
929	Church & Dwight Co., Inc.	66,172
159	Clorox (The) Co.	25,513
433	Spectrum Brands Holdings, Inc.	23,720
36	WD-40 Co.	6,100
		122,714

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.2%
253	AES Corp.	$4,574
94	Clearway Energy, Inc., Class C	1,420
462	NRG Energy, Inc.	19,626
31	Ormat Technologies, Inc.	1,710
262	Pattern Energy Group, Inc., Class A	5,764
		33,094

	Industrial Conglomerates — 0.2%
109	Carlisle Cos., Inc.	13,366
90	Raven Industries, Inc.	3,453
46	Roper Technologies, Inc.	15,731
		32,550

	Insurance — 4.4%
803	Aflac, Inc.	40,150
24	Alleghany Corp. (a)	14,698
443	Allstate (The) Corp.	41,722
377	Ambac Financial Group, Inc. (a)	6,831
175	American Equity Investment Life Holding Co.	4,729
81	American Financial Group, Inc.	7,793
144	American National Insurance Co.	17,398
457	Arch Capital Group Ltd. (a)	14,770
24	Argo Group International Holdings Ltd.	1,696
82	Assurant, Inc.	7,783
382	Assured Guaranty Ltd.	16,972
367	Athene Holding Ltd., Class A (a)	14,974
142	Axis Capital Holdings Ltd.	7,779
120	Brighthouse Financial, Inc. (a)	4,355
398	Brown & Brown, Inc.	11,745
189	Chubb Ltd.	26,475
473	Cincinnati Financial Corp.	40,631
116	Employers Holdings, Inc.	4,653
27	Erie Indemnity Co., Class A	4,820
67	Everest Re Group Ltd.	14,469
50	FBL Financial Group, Inc., Class A	3,136
466	Fidelity National Financial, Inc.	17,032
410	First American Financial Corp.	21,115
33	Hanover Insurance Group (The), Inc.	3,768
87	Horace Mann Educators Corp.	3,063
110	Kemper Corp.	8,375
117	Kinsale Capital Group, Inc.	8,023
713	Lincoln National Corp.	41,853
268	Loews Corp.	12,845
912	MBIA, Inc. (a)	8,682
594	MetLife, Inc.	25,287
269	National General Holdings Corp.	6,383
22	National Western Life Group, Inc., Class A	5,774
712	Old Republic International Corp.	14,895
113	Primerica, Inc.	13,803
552	Principal Financial Group, Inc.	27,705
1,011	Progressive (The) Corp.	72,883

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
449	Prudential Financial, Inc.	$41,254
105	Reinsurance Group of America, Inc.	14,908
27	RenaissanceRe Holdings Ltd.	3,875
71	RLI Corp.	5,094
20	Safety Insurance Group, Inc.	1,743
245	Torchmark Corp.	20,078
102	Travelers (The) Cos., Inc.	13,990
196	United Insurance Holdings Corp.	3,116
172	Universal Insurance Holdings, Inc.	5,332
374	Unum Group	12,652
99	W.R. Berkley Corp.	8,387
		729,494

	Interactive Media & Services — 0.4%
304	ANGI Homeservices, Inc., Class A (a)	4,694
84	Care.com, Inc. (a)	1,660
378	Cars.com, Inc. (a)	8,618
100	IAC/InterActiveCorp (a)	21,011
114	Match Group, Inc.	6,454
501	QuinStreet, Inc. (a)	6,708
271	TripAdvisor, Inc. (a)	13,943
		63,088

	Internet & Direct Marketing Retail — 0.5%
133	1-800-Flowers.com, Inc., Class A (a)	2,425
8	Amazon.com, Inc. (a)	14,246
322	Duluth Holdings, Inc., Class B (a)	7,676
385	Etsy, Inc. (a)	25,880
48	GrubHub, Inc. (a)	3,335
166	Liberty Expedia Holdings, Inc., Class A (a)	7,105
937	Qurate Retail, Inc. (a)	14,973
81	Wayfair, Inc., Class A (a)	12,024
		87,664

	IT Services — 2.4%
81	Black Knight, Inc. (a)	4,414
406	Booz Allen Hamilton Holding Corp.	23,605
102	CACI International, Inc., Class A (a)	18,566
92	Cass Information Systems, Inc.	4,352
1,377	Conduent, Inc. (a)	19,044
51	CSG Systems International, Inc.	2,157
126	EPAM Systems, Inc. (a)	21,310
227	EVERTEC, Inc.	6,313
62	ExlService Holdings, Inc. (a)	3,721
191	Gartner, Inc. (a)	28,971
271	Genpact Ltd.	9,534
56	GoDaddy, Inc., Class A (a)	4,211
29	Jack Henry & Associates, Inc.	4,023
536	KBR, Inc.	10,232
69	Leidos Holdings, Inc.	4,422
42	LiveRamp Holdings, Inc. (a)	2,292
93	ManTech International Corp., Class A	5,024
130	Mastercard, Inc., Class A	30,608

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
112	MAXIMUS, Inc.	$7,950
97	MongoDB, Inc. (a) (b)	14,261
130	NIC, Inc.	2,222
287	Okta, Inc. (a)	23,744
580	PayPal Holdings, Inc. (a)	60,227
219	Perficient, Inc. (a)	5,998
249	Presidio, Inc.	3,685
507	Sabre Corp.	10,845
57	Science Applications International Corp.	4,386
66	Sykes Enterprises, Inc. (a)	1,866
205	Twilio, Inc., Class A (a)	26,482
280	Unisys Corp. (a)	3,268
115	Virtusa Corp. (a)	6,147
185	Visa, Inc., Class A	28,895
		402,775

	Leisure Products — 0.2%
154	Acushnet Holdings Corp.	3,563
379	American Outdoor Brands Corp. (a)	3,540
213	Callaway Golf Co.	3,393
93	Malibu Boats, Inc., Class A (a)	3,681
289	Marine Products Corp.	3,893
95	Polaris Industries, Inc.	8,021
61	Sturm Ruger & Co., Inc.	3,234
		29,325

	Life Sciences Tools & Services — 1.9%
542	Agilent Technologies, Inc.	43,566
130	Charles River Laboratories International, Inc. (a)	18,882
487	Codexis, Inc. (a)	9,998
122	Illumina, Inc. (a)	37,904
526	IQVIA Holdings, Inc. (a)	75,665
154	Medpace Holdings, Inc. (a)	9,081
186	PerkinElmer, Inc.	17,923
199	PRA Health Sciences, Inc. (a)	21,948
273	Thermo Fisher Scientific, Inc.	74,726
		309,693

	Machinery — 2.5%
263	AGCO Corp.	18,292
63	Alamo Group, Inc.	6,296
78	Albany International Corp., Class A	5,584
417	Allison Transmission Holdings, Inc.	18,732
68	Barnes Group, Inc.	3,496
125	Chart Industries, Inc. (a)	11,315
51	Crane Co.	4,316
45	Douglas Dynamics, Inc.	1,713
81	EnPro Industries, Inc.	5,220
25	ESCO Technologies, Inc.	1,676
245	Federal Signal Corp.	6,368
194	Global Brass & Copper Holdings, Inc.	6,681
50	Gorman-Rupp (The) Co.	1,697

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
175	Graco, Inc.	$8,666
206	Greenbrier (The) Cos., Inc.	6,639
246	Harsco Corp. (a)	4,959
58	IDEX Corp.	8,801
134	Ingersoll-Rand PLC	14,465
152	ITT, Inc.	8,816
147	Kennametal, Inc.	5,402
46	Lincoln Electric Holdings, Inc.	3,858
440	Manitowoc (The) Co., Inc. (a)	7,220
96	Meritor, Inc. (a)	1,954
36	Middleby (The) Corp. (a)	4,681
274	Milacron Holdings Corp. (a)	3,102
70	Mueller Industries, Inc.	2,194
357	Mueller Water Products, Inc., Class A	3,584
31	Nordson Corp.	4,108
298	Oshkosh Corp.	22,389
854	PACCAR, Inc.	58,192
164	Parker-Hannifin Corp.	28,146
14	Proto Labs, Inc. (a)	1,472
84	RBC Bearings, Inc. (a)	10,682
101	Snap-on, Inc.	15,809
58	SPX Corp. (a)	2,018
160	SPX FLOW, Inc. (a)	5,104
73	Standex International Corp.	5,358
392	Timken (The) Co.	17,099
65	Toro (The) Co.	4,475
119	TriMas Corp. (a)	3,597
889	Trinity Industries, Inc.	19,318
497	Wabash National Corp.	6,734
102	WABCO Holdings, Inc. (a)	13,447
52	Wabtec Corp.	3,833
49	Woodward, Inc.	4,650
183	Xylem, Inc.	14,464
		416,622

	Marine — 0.2%
272	Kirby Corp. (a)	20,430
254	Matson, Inc.	9,167
		29,597

	Media — 2.1%
886	Altice USA, Inc., Class A	19,031
89	AMC Networks, Inc., Class A (a)	5,052
22	Cable One, Inc.	21,590
86	Charter Communications, Inc., Class A (a)	29,834
1,794	Comcast Corp., Class A	71,724
733	DISH Network Corp., Class A (a)	23,229
659	Emerald Expositions Events, Inc.	8,369
1,424	Entercom Communications Corp., Class A	7,476
572	Gannett Co., Inc.	6,029
552	Gray Television, Inc. (a)	11,791
177	Interpublic Group of Cos. (The), Inc.	3,719
104	John Wiley & Sons, Inc., Class A	4,599

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
847	Liberty Broadband Corp., Class C (a)	$77,704
223	Liberty Latin America Ltd., Class C (a)	4,337
138	MSG Networks, Inc., Class A (a)	3,002
562	New Media Investment Group, Inc.	5,901
1,612	News Corp., Class A	20,053
103	Nexstar Media Group, Inc., Class A	11,162
309	Sinclair Broadcast Group, Inc., Class A	11,890
598	TEGNA, Inc.	8,432
		354,924

	Metals & Mining — 1.7%
413	Alcoa Corp. (a)	11,630
672	Allegheny Technologies, Inc. (a)	17,183
183	Carpenter Technology Corp.	8,391
634	Cleveland-Cliffs, Inc.	6,334
364	Coeur Mining, Inc. (a)	1,485
406	Commercial Metals Co.	6,934
5,925	Freeport-McMoRan, Inc.	76,373
1,378	Hecla Mining Co.	3,169
36	Materion Corp.	2,054
1,179	Nucor Corp.	68,795
257	Reliance Steel & Aluminum Co.	23,197
85	Royal Gold, Inc.	7,729
377	Schnitzer Steel Industries, Inc., Class A	9,048
122	Steel Dynamics, Inc.	4,303
951	SunCoke Energy, Inc. (a)	8,074
1,003	United States Steel Corp.	19,548
270	Warrior Met Coal, Inc.	8,208
140	Worthington Industries, Inc.	5,225
		287,680

	Mortgage Real Estate Investment Trusts — 0.8%
417	AGNC Investment Corp.	7,506
390	Apollo Commercial Real Estate Finance, Inc.	7,098
488	Arbor Realty Trust, Inc. (b)	6,329
317	ARMOUR Residential REIT, Inc.	6,191
345	Blackstone Mortgage Trust, Inc., Class A	11,923
488	Capstead Mortgage Corp.	4,192
1,027	Chimera Investment Corp.	19,246
180	Granite Point Mortgage Trust, Inc.	3,342
337	Invesco Mortgage Capital, Inc.	5,325
170	KKR Real Estate Finance Trust, Inc.	3,403
211	Ladder Capital Corp.	3,591
974	MFA Financial, Inc.	7,081
1,288	New Residential Investment Corp.	21,780
552	New York Mortgage Trust, Inc.	3,362
349	PennyMac Mortgage Investment Trust	7,228
324	Redwood Trust, Inc.	5,233
371	Starwood Property Trust, Inc.	8,292
178	TPG RE Finance Trust, Inc.	3,489

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
507	Two Harbors Investment Corp.	$6,860
		141,471

	Multiline Retail — 1.4%
225	Big Lots, Inc.	8,555
135	Dillard’s, Inc., Class A	9,723
113	Dollar General Corp.	13,481
405	Dollar Tree, Inc. (a)	42,541
737	Kohl’s Corp.	50,683
2,048	Macy’s, Inc.	49,213
157	Nordstrom, Inc.	6,968
110	Ollie’s Bargain Outlet Holdings, Inc. (a)	9,386
554	Target Corp.	44,464
		235,014

	Multi-Utilities — 0.8%
26	Black Hills Corp.	1,926
864	CenterPoint Energy, Inc.	26,525
319	Consolidated Edison, Inc.	27,054
171	Dominion Energy, Inc.	13,109
111	DTE Energy Co.	13,846
460	MDU Resources Group, Inc.	11,882
55	NorthWestern Corp.	3,873
469	Public Service Enterprise Group, Inc.	27,863
32	Unitil Corp.	1,733
		127,811

	Oil, Gas & Consumable Fuels — 5.8%
1,949	Antero Resources Corp. (a)	17,210
1,859	Apache Corp.	64,433
98	Arch Coal, Inc., Class A	8,944
491	Cabot Oil & Gas Corp.	12,815
826	Cheniere Energy, Inc. (a)	56,465
3,485	Chesapeake Energy Corp. (a)	10,803
449	Chevron Corp.	55,308
297	Cimarex Energy Co.	20,760
1,602	CNX Resources Corp. (a)	17,254
587	ConocoPhillips	39,176
141	CVR Energy, Inc.	5,809
338	Delek US Holdings, Inc.	12,310
2,710	Devon Energy Corp.	85,528
716	Exxon Mobil Corp.	57,853
496	Green Plains, Inc.	8,273
1,242	Gulfport Energy Corp. (a)	9,961
239	HollyFrontier Corp.	11,776
2,246	Laredo Petroleum, Inc. (a)	6,940
620	Marathon Petroleum Corp.	37,107
626	Murphy Oil Corp.	18,342
3,256	Noble Energy, Inc.	80,521
2,647	Oasis Petroleum, Inc. (a)	15,988
344	Par Pacific Holdings, Inc. (a)	6,127
336	PBF Energy, Inc., Class A	10,463

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
600	Peabody Energy Corp.	$16,998
708	Phillips 66	67,380
1,155	QEP Resources, Inc. (a)	8,997
1,912	Range Resources Corp.	21,491
316	Renewable Energy Group, Inc. (a)	6,939
354	SemGroup Corp., Class A	5,218
525	SM Energy Co.	9,182
2,385	Southwestern Energy Co. (a)	11,186
406	Targa Resources Corp.	16,869
569	Unit Corp. (a)	8,103
814	Valero Energy Corp.	69,052
161	Whiting Petroleum Corp. (a)	4,209
1,660	Williams (The) Cos., Inc.	47,675
		963,465

	Paper & Forest Products — 0.3%
341	Boise Cascade Co.	9,125
46	Domtar Corp.	2,284
823	Louisiana-Pacific Corp.	20,065
260	Schweitzer-Mauduit International, Inc.	10,067
218	Verso Corp., Class A (a)	4,670
		46,211

	Personal Products — 0.4%
1,673	Coty, Inc., Class A	19,239
131	Edgewell Personal Care Co. (a)	5,750
310	Herbalife Nutrition Ltd. (a)	16,427
124	Inter Parfums, Inc.	9,408
13	Medifast, Inc.	1,658
119	Nu Skin Enterprises, Inc., Class A	5,695
69	USANA Health Sciences, Inc. (a)	5,787
		63,964

	Pharmaceuticals — 1.9%
366	Allergan PLC	53,586
327	Amphastar Pharmaceuticals, Inc. (a)	6,681
284	Collegium Pharmaceutical, Inc. (a)	4,300
243	Corcept Therapeutics, Inc. (a)	2,853
528	Eli Lilly and Co.	68,513
333	Horizon Pharma PLC (a)	8,801
466	Innoviva, Inc. (a)	6,538
1,336	Mylan N.V. (a)	37,862
113	Pacira Pharmaceuticals, Inc. (a)	4,301
283	Perrigo Co., PLC	13,629
1,118	Pfizer, Inc.	47,482
263	Prestige Consumer Healthcare, Inc. (a)	7,866
1,029	SIGA Technologies, Inc. (a)	6,184
127	Theravance Biopharma, Inc. (a)	2,879
428	Zoetis, Inc.	43,087
		314,562

	Professional Services — 1.1%
67	ASGN, Inc. (a)	4,254

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
248	CBIZ, Inc. (a)	$5,020
128	Exponent, Inc.	7,388
109	Forrester Research, Inc.	5,270
122	FTI Consulting, Inc. (a)	9,372
261	Heidrick & Struggles International, Inc.	10,004
100	ICF International, Inc.	7,608
196	Insperity, Inc.	24,237
318	Kelly Services, Inc., Class A	7,015
210	Kforce, Inc.	7,375
185	Korn Ferry	8,284
282	ManpowerGroup, Inc.	23,319
270	Navigant Consulting, Inc.	5,257
192	Robert Half International, Inc.	12,511
87	TriNet Group, Inc. (a)	5,197
292	TrueBlue, Inc. (a)	6,903
224	Verisk Analytics, Inc.	29,792
		178,806

	Real Estate Management & Development — 0.6%
1,219	CBRE Group, Inc., Class A (a)	60,280
470	Forestar Group, Inc. (a)	8,126
51	HFF, Inc., Class A	2,435
87	Jones Lang LaSalle, Inc.	13,414
189	Marcus & Millichap, Inc. (a)	7,698
106	RE/MAX Holdings, Inc., Class A	4,085
554	Realogy Holdings Corp.	6,316
		102,354

	Road & Rail — 1.3%
56	AMERCO	20,804
237	ArcBest Corp.	7,297
72	Avis Budget Group, Inc. (a)	2,510
247	Genesee & Wyoming, Inc., Class A (a)	21,524
267	Heartland Express, Inc.	5,148
596	Hertz Global Holdings, Inc. (a)	10,352
512	Kansas City Southern	59,382
730	Knight-Swift Transportation Holdings, Inc.	23,856
77	Landstar System, Inc.	8,423
502	Marten Transport Ltd.	8,951
380	Ryder System, Inc.	23,556
117	Saia, Inc. (a)	7,149
436	Schneider National, Inc., Class B	9,178
275	Werner Enterprises, Inc.	9,391
		217,521

	Semiconductors & Semiconductor Equipment — 2.3%
38	Advanced Energy Industries, Inc. (a)	1,888
2,643	Advanced Micro Devices, Inc. (a)	67,449
1,240	Amkor Technology, Inc. (a)	10,590
457	Axcelis Technologies, Inc. (a)	9,195
192	Broadcom, Inc.	57,736
62	Brooks Automation, Inc.	1,818

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
34	Cabot Microelectronics Corp.	$3,807
147	Cirrus Logic, Inc. (a)	6,184
342	Cree, Inc. (a)	19,569
288	Cypress Semiconductor Corp.	4,297
50	Diodes, Inc. (a)	1,735
394	Entegris, Inc.	14,062
231	FormFactor, Inc. (a)	3,717
780	Intel Corp.	41,886
470	Lattice Semiconductor Corp. (a)	5,607
57	MKS Instruments, Inc.	5,304
95	Monolithic Power Systems, Inc.	12,872
119	Nanometrics, Inc. (a)	3,675
222	ON Semiconductor Corp. (a)	4,566
840	Photronics, Inc. (a)	7,938
60	Qorvo, Inc. (a)	4,304
35	Semtech Corp. (a)	1,782
46	Silicon Laboratories, Inc. (a)	3,720
274	SMART Global Holdings, Inc. (a)	5,261
117	Teradyne, Inc.	4,661
132	Versum Materials, Inc.	6,641
574	Xilinx, Inc.	72,777
		383,041

	Software — 5.0%
270	8x8, Inc. (a)	5,454
54	Adobe, Inc. (a)	14,390
157	Alarm.com Holdings, Inc. (a)	10,189
137	Alteryx, Inc., Class A (a)	11,490
55	Appfolio, Inc., Class A (a)	4,367
95	Autodesk, Inc. (a)	14,803
559	Avaya Holdings Corp. (a)	9,408
107	Benefitfocus, Inc. (a)	5,299
79	Blackline, Inc. (a)	3,659
281	Cadence Design Systems, Inc. (a)	17,846
139	Cision Ltd. (a)	1,914
357	Citrix Systems, Inc.	35,579
28	CommVault Systems, Inc. (a)	1,813
129	Cornerstone OnDemand, Inc. (a)	7,067
233	Coupa Software, Inc. (a)	21,198
66	Envestnet, Inc. (a)	4,316
143	Everbridge, Inc. (a)	10,726
59	Fair Isaac Corp. (a)	16,026
301	FireEye, Inc. (a)	5,054
186	Five9, Inc. (a)	9,826
208	Fortinet, Inc. (a)	17,466
91	Guidewire Software, Inc. (a)	8,842
117	HubSpot, Inc. (a)	19,447
130	Instructure, Inc. (a)	6,126
62	Intuit, Inc.	16,207
53	j2 Global, Inc.	4,590
90	LogMeIn, Inc.	7,209
26	MicroStrategy, Inc., Class A (a)	3,751
136	New Relic, Inc. (a)	13,423
264	Nutanix, Inc., Class A (a)	9,963

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
65	Palo Alto Networks, Inc. (a)	$15,787
120	Paycom Software, Inc. (a)	22,696
54	Paylocity Holding Corp. (a)	4,816
77	Pegasystems, Inc.	5,005
46	Progress Software Corp.	2,041
52	PROS Holdings, Inc. (a)	2,196
44	PTC, Inc. (a)	4,056
66	Q2 Holdings, Inc. (a)	4,571
44	Qualys, Inc. (a)	3,641
209	Rapid7, Inc. (a)	10,577
76	RealPage, Inc. (a)	4,612
222	RingCentral, Inc., Class A (a)	23,932
268	salesforce.com, Inc. (a)	42,443
481	SecureWorks Corp., Class A (a)	8,850
274	ServiceNow, Inc. (a)	67,538
466	Splunk, Inc. (a)	58,064
59	SPS Commerce, Inc. (a)	6,258
2,582	Symantec Corp.	59,360
145	Synopsys, Inc. (a)	16,697
153	Tableau Software, Inc., Class A (a)	19,474
346	TiVo Corp.	3,225
56	Trade Desk (The), Inc., Class A (a)	11,085
30	Ultimate Software Group (The), Inc. (a)	9,904
120	Upland Software, Inc. (a)	5,083
77	Verint Systems, Inc. (a)	4,609
383	Workday, Inc., Class A (a)	73,862
181	Workiva, Inc. (a)	9,177
251	Zendesk, Inc. (a)	21,335
		838,342

	Specialty Retail — 3.7%
155	Aaron’s, Inc.	8,153
324	Abercrombie & Fitch Co., Class A	8,881
23	Advance Auto Parts, Inc.	3,922
379	American Eagle Outfitters, Inc.	8,402
73	Asbury Automotive Group, Inc. (a)	5,063
513	AutoNation, Inc. (a)	18,324
73	AutoZone, Inc. (a)	74,761
718	Bed Bath & Beyond, Inc.	12,199
230	Best Buy Co., Inc.	16,344
354	Buckle (The), Inc. (b)	6,627
113	Burlington Stores, Inc. (a)	17,705
175	Caleres, Inc.	4,321
50	Carvana Co. (a) (b)	2,903
1,447	Chico’s FAS, Inc.	6,179
18	Children’s Place (The), Inc.	1,751
345	Conn’s, Inc. (a)	7,887
209	Dick’s Sporting Goods, Inc.	7,693
143	Five Below, Inc. (a)	17,768
141	Floor & Decor Holdings, Inc., Class A (a)	5,812
206	Foot Locker, Inc.	12,483
568	Gap (The), Inc.	14,870

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
147	Genesco, Inc. (a)	$6,696
154	Group 1 Automotive, Inc.	9,964
285	L Brands, Inc.	7,860
85	Lithia Motors, Inc., Class A	7,884
270	Michaels Cos. (The), Inc. (a)	3,083
64	Murphy USA, Inc. (a)	5,480
177	O’Reilly Automotive, Inc. (a)	68,729
2,521	Office Depot, Inc.	9,151
815	Party City Holdco, Inc. (a)	6,471
454	Penske Automotive Group, Inc.	20,271
54	RH (a)	5,559
440	Ross Stores, Inc.	40,964
191	Sally Beauty Holdings, Inc. (a)	3,516
51	Sleep Number Corp. (a)	2,397
591	Sonic Automotive, Inc., Class A	8,753
818	TJX (The) Cos., Inc.	43,526
88	Tractor Supply Co.	8,603
249	Ulta Beauty, Inc. (a)	86,834
220	Urban Outfitters, Inc. (a)	6,521
218	Williams-Sonoma, Inc.	12,267
		626,577

	Technology Hardware, Storage & Peripherals — 1.4%
3,693	Hewlett Packard Enterprise Co.	56,983
596	HP, Inc.	11,580
228	Pure Storage, Inc., Class A (a)	4,968
1,264	Seagate Technology PLC	60,533
1,650	Western Digital Corp.	79,299
556	Xerox Corp.	17,781
		231,144

	Textiles, Apparel & Luxury Goods — 1.1%
135	Carter’s, Inc.	13,606
174	Columbia Sportswear Co.	18,127
313	Crocs, Inc. (a)	8,060
64	Deckers Outdoor Corp. (a)	9,407
233	G-III Apparel Group Ltd. (a)	9,311
329	NIKE, Inc., Class B	27,705
46	Oxford Industries, Inc.	3,462
526	PVH Corp.	64,146
35	Ralph Lauren Corp.	4,539
480	Skechers U.S.A., Inc., Class A (a)	16,133
54	Steven Madden Ltd.	1,827
414	Under Armour, Inc., Class A (a)	8,752
		185,075

	Thrifts & Mortgage Finance — 0.7%
192	Dime Community Bancshares, Inc.	3,596
214	Essent Group Ltd. (a)	9,298
27	Federal Agricultural Mortgage Corp., Class C	1,956
62	Flagstar Bancorp, Inc.	2,041
230	HomeStreet, Inc. (a)	6,061
381	Kearny Financial Corp.	4,903

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
15	LendingTree, Inc. (a)	$5,273
1,749	MGIC Investment Corp. (a)	23,069
279	Mr Cooper Group, Inc. (a)	2,676
1,167	New York Community Bancorp, Inc.	13,502
273	NMI Holdings, Inc., Class A (a)	7,063
110	Oritani Financial Corp.	1,829
1,118	Radian Group, Inc.	23,187
237	TrustCo Bank Corp. NY	1,839
111	United Financial Bancorp, Inc.	1,593
122	Washington Federal, Inc.	3,525
		111,411

	Tobacco — 0.1%
119	Turning Point Brands, Inc.	5,485
120	Universal Corp.	6,915
		12,400

	Trading Companies & Distributors — 1.3%
606	Air Lease Corp.	20,816
472	Aircastle Ltd.	9,553
90	Applied Industrial Technologies, Inc.	5,352
154	Beacon Roofing Supply, Inc. (a)	4,953
525	BMC Stock Holdings, Inc. (a)	9,277
700	Fastenal Co.	45,017
115	GATX Corp.	8,783
547	GMS, Inc. (a)	8,271
195	HD Supply Holdings, Inc. (a)	8,453
313	Herc Holdings, Inc. (a)	12,201
399	MRC Global, Inc. (a)	6,975
190	MSC Industrial Direct Co., Inc., Class A	15,715
140	NOW, Inc. (a)	1,954
236	Rush Enterprises, Inc., Class A	9,867
136	Systemax, Inc.	3,079
262	Triton International Ltd.	8,148
619	Univar, Inc. (a)	13,717
43	W.W. Grainger, Inc.	12,940
26	Watsco, Inc.	3,723
136	WESCO International, Inc. (a)	7,209
		216,003

	Transportation Infrastructure — 0.1%
500	Macquarie Infrastructure Corp.	20,610

	Water Utilities — 0.1%
49	American States Water Co.	3,494
107	Aqua America, Inc.	3,899
122	Middlesex Water Co.	6,831
		14,224

	Wireless Telecommunication Services — 0.4%
147	Shenandoah Telecommunications Co.	6,521

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
250	Telephone & Data Systems, Inc.	$7,683
575	T-Mobile US, Inc. (a)	39,732
156	United States Cellular Corp. (a)	7,162
		61,098
	Total Common Stocks — 99.9%	16,683,155
	(Cost $15,692,442)

	Money Market Funds — 0.6%
2,939	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	2,939
89,851	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (c)	89,851
	Total Money Market Funds — 0.6%	92,790
	(Cost $92,790)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$16,927	BNP Paribas S.A., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $16,930. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 02/15/24. The value of the collateral including accrued interest is $17,273. (d)	16,927
11,151	JPMorgan Chase & Co., 2.50% (c), dated 03/29/19, due 04/01/19, with a maturity value of $11,153. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 07/31/23. The value of the collateral including accrued interest is $11,381. (d)	11,151

	Total Repurchase Agreements — 0.2%	28,078
	(Cost $28,078)

	Total Investments — 100.7%	16,804,023
	(Cost $15,813,310) (e)
	Net Other Assets and Liabilities — (0.7)%	(108,755)
	Net Assets — 100.0%	$16,695,268

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $30,453 and the total value of the collateral held by the Fund is $31,017.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,752,429 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $761,716. The net unrealized appreciation was $990,713.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$16,683,155	$—	$—
Money Market Funds	92,790	—	—
Repurchase Agreements	—	28,078	—
Total Investments	$16,775,945	$28,078	$—

* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
4,536	Arconic, Inc.	$86,683
234	Boeing (The) Co.	89,252
509	General Dynamics Corp.	86,163
538	Harris Corp.	85,924
942	HEICO Corp.	89,368
292	Lockheed Martin Corp.	87,647
316	Northrop Grumman Corp.	85,194
480	Raytheon Co.	87,398
1,667	Textron, Inc.	84,450
195	TransDigm Group, Inc. (a)	88,528
682	United Technologies Corp.	87,903
		958,510

	Air Freight & Logistics — 0.8%
960	C.H. Robinson Worldwide, Inc.	83,510
1,124	Expeditors International of Washington, Inc.	85,312
480	FedEx Corp.	87,077
779	United Parcel Service, Inc., Class B	87,045
		342,944

	Airlines — 0.8%
2,700	American Airlines Group, Inc.	85,752
1,685	Delta Air Lines, Inc.	87,030
1,680	Southwest Airlines Co.	87,209
1,049	United Continental Holdings, Inc. (a)	83,689
		343,680

	Auto Components — 0.4%
1,043	Aptiv PLC	82,908
604	Lear Corp.	81,969
		164,877

	Automobiles — 0.6%
10,273	Ford Motor Co.	90,197
2,267	General Motors Co.	84,105
309	Tesla, Inc. (a)	86,477
		260,779

	Banks — 3.0%
2,924	Bank of America Corp.	80,673
1,714	BB&T Corp.	79,752
1,331	Citigroup, Inc.	82,815
2,401	Citizens Financial Group, Inc.	78,033
1,044	Comerica, Inc.	76,546
3,024	Fifth Third Bancorp	76,265
831	First Republic Bank	83,482
6,215	Huntington Bancshares, Inc.	78,806
815	JPMorgan Chase & Co.	82,503
4,945	KeyCorp	77,884
495	M&T Bank Corp.	77,725
665	PNC Financial Services Group (The), Inc.	81,569
5,428	Regions Financial Corp.	76,806

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
348	SVB Financial Group (a)	$77,381
1,657	U.S. Bancorp	79,851
1,709	Wells Fargo & Co.	82,579
		1,272,670

	Beverages — 1.2%
1,705	Brown-Forman Corp., Class B	89,990
1,882	Coca-Cola (The) Co.	88,190
501	Constellation Brands, Inc., Class A	87,840
1,411	Molson Coors Brewing Co., Class B	84,166
1,420	Monster Beverage Corp. (a)	77,504
743	PepsiCo, Inc.	91,055
		518,745

	Biotechnology — 2.3%
1,085	AbbVie, Inc.	87,440
636	Alexion Pharmaceuticals, Inc. (a)	85,975
455	Amgen, Inc.	86,441
264	Biogen, Inc. (a)	62,404
918	BioMarin Pharmaceutical, Inc. (a)	81,546
890	Exact Sciences Corp. (a)	77,092
1,322	Gilead Sciences, Inc.	85,943
1,014	Incyte Corp. (a)	87,214
210	Regeneron Pharmaceuticals, Inc. (a)	86,230
671	Sarepta Therapeutics, Inc. (a)	79,977
1,139	Seattle Genetics, Inc. (a)	83,420
460	Vertex Pharmaceuticals, Inc. (a)	84,617
		988,299

	Building Products — 0.6%
2,395	Johnson Controls International PLC	88,471
343	Lennox International, Inc.	90,689
2,208	Masco Corp.	86,797
		265,957

	Capital Markets — 4.1%
679	Ameriprise Financial, Inc.	86,980
1,626	Bank of New York Mellon (The) Corp.	81,999
197	BlackRock, Inc.	84,192
888	Cboe Global Markets, Inc.	84,751
1,895	Charles Schwab (The) Corp.	81,030
507	CME Group, Inc.	83,442
1,753	E*TRADE Financial Corp.	81,392
2,632	Franklin Resources, Inc.	87,224
436	Goldman Sachs Group (The), Inc.	83,708
1,163	Intercontinental Exchange, Inc.	88,551
3,577	KKR & Co., Inc., Class A	84,024
488	Moody’s Corp.	88,372
2,000	Morgan Stanley	84,400
459	MSCI, Inc.	91,268
1,020	Nasdaq, Inc.	89,240
906	Northern Trust Corp.	81,911
1,047	Raymond James Financial, Inc.	84,189
425	S&P Global, Inc.	89,484

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
1,228	State Street Corp.	$80,815
853	T. Rowe Price Group, Inc.	85,402
1,567	TD Ameritrade Holding Corp.	78,334
		1,780,708

	Chemicals — 2.6%
466	Air Products and Chemicals, Inc.	88,987
855	Celanese Corp.	84,312
1,999	CF Industries Holdings, Inc.	81,719
1,558	DowDuPont, Inc.	83,057
1,091	Eastman Chemical Co.	82,785
494	Ecolab, Inc.	87,211
1,110	FMC Corp.	85,270
690	International Flavors & Fragrances, Inc.	88,865
986	LyondellBasell Industries N.V., Class A	82,903
2,976	Mosaic (The) Co.	81,275
786	PPG Industries, Inc.	88,716
200	Sherwin-Williams (The) Co.	86,142
1,248	Westlake Chemical Corp.	84,689
		1,105,931

	Commercial Services & Supplies — 1.0%
417	Cintas Corp.	84,280
1,445	Copart, Inc. (a)	87,553
1,093	Republic Services, Inc.	87,855
2,102	Rollins, Inc.	87,485
853	Waste Management, Inc.	88,635
		435,808

	Communications Equipment — 1.0%
289	Arista Networks, Inc. (a)	90,879
1,616	Cisco Systems, Inc.	87,248
558	F5 Networks, Inc. (a)	87,567
3,202	Juniper Networks, Inc.	84,757
611	Motorola Solutions, Inc.	85,796
		436,247

	Construction & Engineering — 0.2%
1,166	Jacobs Engineering Group, Inc.	87,672

	Construction Materials — 0.4%
446	Martin Marietta Materials, Inc.	89,726
767	Vulcan Materials Co.	90,813
		180,539

	Consumer Finance — 1.0%
3,198	Ally Financial, Inc.	87,913
760	American Express Co.	83,068
1,026	Capital One Financial Corp.	83,814
1,182	Discover Financial Services	84,111
2,605	Synchrony Financial	83,100
		422,006

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.8%
784	Avery Dennison Corp.	$88,592
1,511	Ball Corp.	87,426
1,877	International Paper Co.	86,849
2,268	WestRock Co.	86,978
		349,845

	Distributors — 0.2%
803	Genuine Parts Co.	89,960

	Diversified Financial Services — 0.4%
4,138	AXA Equitable Holdings, Inc.	83,339
420	Berkshire Hathaway, Inc., Class B (a)	84,374
		167,713

	Diversified Telecommunication Services — 0.6%
2,829	AT&T, Inc.	88,717
7,136	CenturyLink, Inc.	85,561
1,483	Verizon Communications, Inc.	87,690
		261,968

	Electric Utilities — 2.8%
1,822	Alliant Energy Corp.	85,871
1,026	American Electric Power Co., Inc.	85,928
950	Duke Energy Corp.	85,500
1,337	Edison International	82,787
907	Entergy Corp.	86,736
1,491	Evergy, Inc.	86,553
1,207	Eversource Energy	85,637
1,726	Exelon Corp.	86,524
2,099	FirstEnergy Corp.	87,339
450	NextEra Energy, Inc.	86,994
899	Pinnacle West Capital Corp.	85,926
2,631	PPL Corp.	83,508
1,668	Southern (The) Co.	86,202
1,523	Xcel Energy, Inc.	85,608
		1,201,113

	Electrical Equipment — 0.8%
1,066	AMETEK, Inc.	88,446
1,063	Eaton Corp. PLC	85,635
1,281	Emerson Electric Co.	87,710
478	Rockwell Automation, Inc.	83,870
		345,661

	Electronic Equipment, Instruments & Components — 1.4%
900	Amphenol Corp., Class A	84,996
884	CDW Corp.	85,191
2,494	Corning, Inc.	82,551
999	Keysight Technologies, Inc. (a)	87,113
1,027	TE Connectivity Ltd.	82,930
2,128	Trimble, Inc. (a)	85,971

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
401	Zebra Technologies Corp., Class A (a)	$84,022
		592,774

	Energy Equipment & Services — 0.8%
3,100	Baker Hughes a GE Co.	85,932
3,059	Halliburton Co.	89,629
3,205	National Oilwell Varco, Inc.	85,381
2,020	Schlumberger Ltd.	88,011
		348,953

	Entertainment — 1.6%
1,950	Activision Blizzard, Inc.	88,783
869	Electronic Arts, Inc. (a)	88,316
2,457	Liberty Media Corp.-Liberty Formula One, Class C (a)	86,118
1,352	Live Nation Entertainment, Inc. (a)	85,906
238	Netflix, Inc. (a)	84,861
923	Take-Two Interactive Software, Inc. (a)	87,104
3,056	Viacom, Inc., Class B	85,782
754	Walt Disney (The) Co.	83,717
		690,587

	Equity Real Estate Investment Trusts — 6.5%
609	Alexandria Real Estate Equities, Inc.	86,819
458	American Tower Corp.	90,253
431	AvalonBay Communities, Inc.	86,515
644	Boston Properties, Inc.	86,219
850	Camden Property Trust	86,275
691	Crown Castle International Corp.	88,448
745	Digital Realty Trust, Inc.	88,655
2,813	Duke Realty Corp.	86,021
195	Equinix, Inc.	88,366
754	Equity LifeStyle Properties, Inc.	86,182
1,151	Equity Residential	86,693
297	Essex Property Trust, Inc.	85,904
862	Extra Space Storage, Inc.	87,846
648	Federal Realty Investment Trust	89,327
2,752	HCP, Inc.	86,138
4,476	Host Hotels & Resorts, Inc.	84,596
3,608	Invitation Homes, Inc.	87,783
2,467	Iron Mountain, Inc.	87,480
798	Mid-America Apartment Communities, Inc.	87,245
1,202	Prologis, Inc.	86,484
397	Public Storage	86,459
1,201	Realty Income Corp.	88,346
1,324	Regency Centers Corp.	89,357
452	SBA Communications Corp. (a)	90,246
489	Simon Property Group, Inc.	89,101
730	Sun Communities, Inc.	86,520
1,905	UDR, Inc.	86,601
1,359	Ventas, Inc.	86,718

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,264	Vornado Realty Trust	$85,244
1,111	Welltower, Inc.	86,214
3,382	Weyerhaeuser Co.	89,082
1,113	WP Carey, Inc.	87,181
		2,794,318

	Food & Staples Retailing — 1.0%
367	Costco Wholesale Corp.	88,865
3,520	Kroger (The) Co.	86,592
1,299	Sysco Corp.	86,721
1,387	Walgreens Boots Alliance, Inc.	87,756
880	Walmart, Inc.	85,827
		435,761

	Food Products — 2.8%
1,970	Archer-Daniels-Midland Co.	84,966
2,398	Campbell Soup Co.	91,436
3,723	Conagra Brands, Inc.	103,276
1,813	General Mills, Inc.	93,823
777	Hershey (The) Co.	89,223
2,013	Hormel Foods Corp.	90,102
820	J.M. Smucker (The) Co.	95,530
1,596	Kellogg Co.	91,578
2,700	Kraft Heinz (The) Co.	88,155
1,264	Lamb Weston Holdings, Inc.	94,724
619	McCormick & Co., Inc.	93,240
1,807	Mondelez International, Inc., Class A	90,205
1,311	Tyson Foods, Inc., Class A	91,023
		1,197,281

	Gas Utilities — 0.4%
846	Atmos Energy Corp.	87,079
1,564	UGI Corp.	86,677
		173,756

	Health Care Equipment & Supplies — 4.0%
1,084	Abbott Laboratories	86,655
258	ABIOMED, Inc. (a)	73,682
339	Align Technology, Inc. (a)	96,388
1,117	Baxter International, Inc.	90,823
338	Becton, Dickinson and Co.	84,409
2,124	Boston Scientific Corp. (a)	81,519
291	Cooper (The) Cos., Inc.	86,186
669	Danaher Corp.	88,321
1,746	DENTSPLY SIRONA, Inc.	86,584
569	DexCom, Inc. (a)	67,768
477	Edwards Lifesciences Corp. (a)	91,264
1,805	Hologic, Inc. (a)	87,362
404	IDEXX Laboratories, Inc. (a)	90,334
154	Intuitive Surgical, Inc. (a)	87,869
918	Medtronic PLC	83,612
855	ResMed, Inc.	88,894
446	Stryker Corp.	88,094

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
287	Teleflex, Inc.	$86,720
627	Varian Medical Systems, Inc. (a)	88,859
690	Zimmer Biomet Holdings, Inc.	88,113
		1,723,456

	Health Care Providers & Services — 3.1%
1,076	AmerisourceBergen Corp.	85,564
283	Anthem, Inc.	81,215
1,699	Cardinal Health, Inc.	81,807
1,442	Centene Corp. (a)	76,570
509	Cigna Corp.	81,857
1,536	CVS Health Corp.	82,836
1,607	DaVita, Inc. (a)	87,244
648	HCA Healthcare, Inc.	84,486
1,450	Henry Schein, Inc. (a)	87,159
306	Humana, Inc.	81,396
558	Laboratory Corp. of America Holdings (a)	85,363
727	McKesson Corp.	85,103
970	Quest Diagnostics, Inc.	87,222
342	UnitedHealth Group, Inc.	84,563
641	Universal Health Services, Inc., Class B	85,747
358	WellCare Health Plans, Inc. (a)	96,571
		1,354,703

	Health Care Technology — 0.4%
1,495	Cerner Corp. (a)	85,529
697	Veeva Systems, Inc., Class A (a)	88,421
		173,950

	Hotels, Restaurants & Leisure — 3.0%
1,509	Carnival Corp.	76,537
134	Chipotle Mexican Grill, Inc. (a)	95,182
777	Darden Restaurants, Inc.	94,382
349	Domino’s Pizza, Inc.	90,077
1,001	Hilton Worldwide Holdings, Inc.	83,193
1,427	Las Vegas Sands Corp.	86,990
705	Marriott International, Inc., Class A	88,188
471	McDonald’s Corp.	89,443
3,226	MGM Resorts International	82,779
1,548	Norwegian Cruise Line Holdings Ltd. (a)	85,078
732	Royal Caribbean Cruises Ltd.	83,902
1,216	Starbucks Corp.	90,397
733	Wynn Resorts Ltd.	87,462
2,023	Yum China Holdings, Inc.	90,853
863	Yum! Brands, Inc.	86,136
		1,310,599

	Household Durables — 1.2%
2,091	D.R. Horton, Inc.	86,526

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
1,030	Garmin Ltd.	$88,941
1,793	Lennar Corp., Class A	88,018
662	Mohawk Industries, Inc. (a)	83,511
5,620	Newell Brands, Inc.	86,211
31	NVR, Inc. (a)	85,777
		518,984

	Household Products — 1.0%
1,280	Church & Dwight Co., Inc.	91,175
535	Clorox (The) Co.	85,846
1,295	Colgate-Palmolive Co.	88,759
723	Kimberly-Clark Corp.	89,580
843	Procter & Gamble (The) Co.	87,714
		443,074

	Independent Power and Renewable Electricity Producers — 0.6%
4,734	AES Corp.	85,591
2,052	NRG Energy, Inc.	87,169
3,367	Vistra Energy Corp.	87,643
		260,403

	Industrial Conglomerates — 0.8%
415	3M Co.	86,229
8,646	General Electric Co.	86,373
553	Honeywell International, Inc.	87,883
264	Roper Technologies, Inc.	90,280
		350,765

	Insurance — 4.3%
1,729	Aflac, Inc.	86,450
137	Alleghany Corp. (a)	83,899
909	Allstate (The) Corp.	85,609
1,962	American International Group, Inc.	84,484
2,618	Arch Capital Group Ltd. (a)	84,614
1,079	Arthur J. Gallagher & Co.	84,270
633	Chubb Ltd.	88,671
1,001	Cincinnati Financial Corp.	85,986
2,446	Fidelity National Financial, Inc.	89,401
1,757	Hartford Financial Services Group (The), Inc.	87,358
1,382	Lincoln National Corp.	81,123
1,791	Loews Corp.	85,843
84	Markel Corp. (a)	83,684
927	Marsh & McLennan Cos., Inc.	87,045
1,909	MetLife, Inc.	81,266
1,651	Principal Financial Group, Inc.	82,864
1,178	Progressive (The) Corp.	84,922
897	Prudential Financial, Inc.	82,416
594	Reinsurance Group of America, Inc.	84,336
1,039	Torchmark Corp.	85,146
642	Travelers (The) Cos., Inc.	88,057
1,022	W.R. Berkley Corp.	86,584
		1,874,028

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services — 0.8%
72	Alphabet, Inc., Class A (a)	$84,736
521	Facebook, Inc., Class A (a)	86,846
413	IAC/InterActiveCorp (a)	86,775
2,778	Twitter, Inc. (a)	91,341
		349,698

	Internet & Direct Marketing Retail — 1.0%
51	Amazon.com, Inc. (a)	90,818
49	Booking Holdings, Inc. (a)	85,501
2,373	eBay, Inc.	88,133
706	Expedia Group, Inc.	84,014
4,994	Qurate Retail, Inc. (a)	79,804
		428,270

	IT Services — 4.9%
518	Accenture PLC, Class A	91,178
1,179	Akamai Technologies, Inc. (a)	84,546
501	Alliance Data Systems Corp.	87,665
558	Automatic Data Processing, Inc.	89,135
827	Broadridge Financial Solutions, Inc.	85,752
1,201	Cognizant Technology Solutions Corp., Class A	87,013
1,304	DXC Technology Co.	83,860
791	Fidelity National Information Services, Inc.	89,462
990	Fiserv, Inc. (a)	87,397
362	FleetCor Technologies, Inc. (a)	89,266
593	Gartner, Inc. (a)	89,946
643	Global Payments, Inc.	87,782
1,131	GoDaddy, Inc., Class A (a)	85,040
616	International Business Machines Corp.	86,918
627	Jack Henry & Associates, Inc.	86,990
372	Mastercard, Inc., Class A	87,587
1,085	Paychex, Inc.	87,017
853	PayPal Holdings, Inc. (a)	88,576
1,105	Square, Inc., Class A (a)	82,787
913	Total System Services, Inc.	86,744
669	Twilio, Inc., Class A (a)	86,421
474	VeriSign, Inc. (a)	86,059
553	Visa, Inc., Class A	86,373
874	Worldpay, Inc., Class A (a)	99,199
		2,102,713

	Leisure Products — 0.2%
991	Hasbro, Inc.	84,255

	Life Sciences Tools & Services — 1.4%
1,061	Agilent Technologies, Inc.	85,283
280	Illumina, Inc. (a)	86,993
610	IQVIA Holdings, Inc. (a)	87,749
122	Mettler-Toledo International, Inc. (a)	88,206
916	PerkinElmer, Inc.	88,266
327	Thermo Fisher Scientific, Inc.	89,506

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
352	Waters Corp. (a)	$88,602
		614,605

	Machinery — 2.6%
644	Caterpillar, Inc.	87,256
548	Cummins, Inc.	86,513
543	Deere & Co.	86,793
950	Dover Corp.	89,110
1,039	Fortive Corp.	87,162
583	IDEX Corp.	88,464
593	Illinois Tool Works, Inc.	85,113
810	Ingersoll-Rand PLC	87,440
1,258	PACCAR, Inc.	85,720
505	Parker-Hannifin Corp.	86,668
552	Snap-on, Inc.	86,399
649	Stanley Black & Decker, Inc.	88,374
1,117	Xylem, Inc.	88,288
		1,133,300

	Media — 1.6%
3,966	Altice USA, Inc., Class A	85,190
1,795	CBS Corp., Class B	85,316
243	Charter Communications, Inc., Class A (a)	84,299
2,149	Comcast Corp., Class A	85,917
3,118	Discovery, Inc., Class A (a)	84,248
932	Liberty Broadband Corp., Class C (a)	85,502
1,136	Omnicom Group, Inc.	82,917
14,016	Sirius XM Holdings, Inc.	79,471
		672,860

	Metals & Mining — 0.6%
6,915	Freeport-McMoRan, Inc.	89,134
2,561	Newmont Mining Corp.	91,607
1,460	Nucor Corp.	85,191
		265,932

	Mortgage Real Estate Investment Trusts — 0.4%
4,772	AGNC Investment Corp.	85,896
8,328	Annaly Capital Management, Inc.	83,197
		169,093

	Multiline Retail — 0.8%
765	Dollar General Corp.	91,265
861	Dollar Tree, Inc. (a)	90,439
1,267	Kohl’s Corp.	87,132
1,128	Target Corp.	90,533
		359,369

	Multi-Utilities — 2.0%
1,179	Ameren Corp.	86,715
2,811	CenterPoint Energy, Inc.	86,298
1,553	CMS Energy Corp.	86,254

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
1,011	Consolidated Edison, Inc.	$85,743
1,125	Dominion Energy, Inc.	86,243
695	DTE Energy Co.	86,694
3,089	NiSource, Inc.	88,531
1,440	Public Service Enterprise Group, Inc.	85,550
690	Sempra Energy	86,843
1,103	WEC Energy Group, Inc.	87,225
		866,096

	Oil, Gas & Consumable Fuels — 5.1%
1,960	Anadarko Petroleum Corp.	89,141
2,503	Apache Corp.	86,754
3,325	Cabot Oil & Gas Corp.	86,782
1,251	Cheniere Energy, Inc. (a)	85,518
688	Chevron Corp.	84,748
832	Concho Resources, Inc.	92,319
1,274	ConocoPhillips	85,027
2,039	Continental Resources, Inc. (a)	91,286
2,905	Devon Energy Corp.	91,682
832	Diamondback Energy, Inc.	84,473
961	EOG Resources, Inc.	91,468
1,071	Exxon Mobil Corp.	86,537
1,474	Hess Corp.	88,779
1,634	HollyFrontier Corp.	80,507
4,317	Kinder Morgan, Inc.	86,383
4,950	Marathon Oil Corp.	82,715
1,423	Marathon Petroleum Corp.	85,167
3,765	Noble Energy, Inc.	93,108
1,315	Occidental Petroleum Corp.	87,053
1,286	ONEOK, Inc.	89,814
866	Phillips 66	82,417
638	Pioneer Natural Resources Co.	97,155
2,150	Targa Resources Corp.	89,333
1,010	Valero Energy Corp.	85,678
3,117	Williams (The) Cos., Inc.	89,520
		2,193,364

	Personal Products — 0.4%
530	Estee Lauder (The) Cos., Inc., Class A	87,741
1,504	Herbalife Nutrition Ltd. (a)	79,697
		167,438

	Pharmaceuticals — 1.8%
576	Allergan PLC	84,332
1,738	Bristol-Myers Squibb Co.	82,920
2,849	Elanco Animal Health, Inc. (a)	91,367
697	Eli Lilly and Co.	90,443
626	Johnson & Johnson	87,509
1,061	Merck & Co., Inc.	88,243
3,104	Mylan N.V. (a)	87,967
2,093	Pfizer, Inc.	88,890
892	Zoetis, Inc.	89,798
		791,469

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 0.8%
185	CoStar Group, Inc. (a)	$86,288
778	Equifax, Inc.	92,193
1,322	TransUnion	88,362
670	Verisk Analytics, Inc.	89,110
		355,953

	Real Estate Management & Development — 0.2%
1,698	CBRE Group, Inc., Class A (a)	83,966

	Road & Rail — 1.2%
1,178	CSX Corp.	88,138
826	J.B. Hunt Transport Services, Inc.	83,666
748	Kansas City Southern	86,753
477	Norfolk Southern Corp.	89,146
581	Old Dominion Freight Line, Inc.	83,891
520	Union Pacific Corp.	86,944
		518,538

	Semiconductors & Semiconductor Equipment — 3.2%
3,646	Advanced Micro Devices, Inc. (a)	93,046
779	Analog Devices, Inc.	82,005
2,118	Applied Materials, Inc.	84,000
289	Broadcom, Inc.	86,905
1,582	Intel Corp.	84,953
720	KLA-Tencor Corp.	85,975
462	Lam Research Corp.	82,703
4,291	Marvell Technology Group Ltd.	85,348
1,590	Maxim Integrated Products, Inc.	84,540
993	Microchip Technology, Inc.	82,379
2,185	Micron Technology, Inc. (a)	90,306
504	NVIDIA Corp.	90,498
1,550	QUALCOMM, Inc.	88,397
1,016	Skyworks Solutions, Inc.	83,800
782	Texas Instruments, Inc.	82,947
688	Xilinx, Inc.	87,232
		1,375,034

	Software — 4.0%
339	Adobe, Inc. (a)	90,340
476	ANSYS, Inc. (a)	86,970
560	Autodesk, Inc. (a)	87,259
1,390	Cadence Design Systems, Inc. (a)	88,279
842	Citrix Systems, Inc.	83,914
1,026	Fortinet, Inc. (a)	86,153
333	Intuit, Inc.	87,049
737	Microsoft Corp.	86,922
1,624	Oracle Corp.	87,225
355	Palo Alto Networks, Inc. (a)	86,222
940	PTC, Inc. (a)	86,649
536	salesforce.com, Inc. (a)	84,886
356	ServiceNow, Inc. (a)	87,750
678	Splunk, Inc. (a)	84,479
1,360	SS&C Technologies Holdings, Inc.	86,618
3,741	Symantec Corp.	86,006

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
784	Synopsys, Inc. (a)	$90,278
656	Tableau Software, Inc., Class A (a)	83,496
476	VMware, Inc., Class A	85,923
462	Workday, Inc., Class A (a)	89,097
		1,735,515

	Specialty Retail — 3.0%
566	Advance Auto Parts, Inc.	96,520
90	AutoZone, Inc. (a)	92,171
1,253	Best Buy Co., Inc.	89,038
629	Burlington Stores, Inc. (a)	98,552
1,422	CarMax, Inc. (a)	99,255
3,456	Gap (The), Inc.	90,478
476	Home Depot (The), Inc.	91,340
859	Lowe’s Cos., Inc.	94,035
235	O’Reilly Automotive, Inc. (a)	91,250
967	Ross Stores, Inc.	90,028
892	Tiffany & Co.	94,150
1,666	TJX (The) Cos., Inc.	88,648
954	Tractor Supply Co.	93,263
253	Ulta Beauty, Inc. (a)	88,229
		1,296,957

	Technology Hardware, Storage & Peripherals — 1.2%
463	Apple, Inc.	87,947
5,351	Hewlett Packard Enterprise Co.	82,566
4,336	HP, Inc.	84,249
1,283	NetApp, Inc.	88,963
1,796	Seagate Technology PLC	86,010
1,781	Western Digital Corp.	85,595
		515,330

	Textiles, Apparel & Luxury Goods — 0.6%
999	NIKE, Inc., Class B	84,126
2,650	Tapestry, Inc.	86,098
1,021	VF Corp.	88,735
		258,959

	Tobacco — 0.4%
1,521	Altria Group, Inc.	87,351
960	Philip Morris International, Inc.	84,854
		172,205

	Trading Companies & Distributors — 0.6%
1,380	Fastenal Co.	88,748
708	United Rentals, Inc. (a)	80,889
290	W.W. Grainger, Inc.	87,270
		256,907

	Water Utilities — 0.2%
816	American Water Works Co., Inc.	85,076

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.2%
1,181	T-Mobile US, Inc. (a)	$81,607

	Total Investments — 99.9%	43,159,533
	(Cost $39,814,593) (b)
	Net Other Assets and Liabilities — 0.1%	41,292
	Net Assets — 100.0%	$43,200,825

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,735,247 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,390,307. The net unrealized appreciation was $3,344,940.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$43,159,533	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 6.3%
1,090	Boeing (The) Co.	$415,748
3,712	United Technologies Corp.	478,440
		894,188

	Banks — 3.2%
4,470	JPMorgan Chase & Co.	452,498

	Beverages — 3.4%
10,268	Coca-Cola (The) Co.	481,158

	Capital Markets — 3.2%
2,358	Goldman Sachs Group (The), Inc.	452,712

	Chemicals — 3.2%
8,420	DowDuPont, Inc.	448,870

	Communications Equipment — 3.4%
9,015	Cisco Systems, Inc.	486,720

	Consumer Finance — 3.3%
4,264	American Express Co.	466,055

	Diversified Telecommunication Services — 3.4%
8,144	Verizon Communications, Inc.	481,555

	Entertainment — 3.2%
4,045	Walt Disney (The) Co.	449,116

	Food & Staples Retailing — 6.7%
7,686	Walgreens Boots Alliance, Inc.	486,293
4,718	Walmart, Inc.	460,147
		946,440

	Health Care Providers & Services — 3.4%
1,940	UnitedHealth Group, Inc.	479,684

	Hotels, Restaurants & Leisure — 3.4%
2,565	McDonald’s Corp.	487,094

	Household Products — 3.4%
4,678	Procter & Gamble (The) Co.	486,746

	Industrial Conglomerates — 3.3%
2,292	3M Co.	476,232

	Insurance — 3.4%
3,514	Travelers (The) Cos., Inc.	481,980

	IT Services — 6.8%
3,408	International Business Machines Corp.	480,869
3,125	Visa, Inc., Class A	488,094
		968,963

	Machinery — 3.3%
3,505	Caterpillar, Inc.	474,892

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 6.6%
3,786	Chevron Corp.	$466,359
5,827	Exxon Mobil Corp.	470,822
		937,181

	Pharmaceuticals — 10.0%
3,335	Johnson & Johnson	466,200
5,769	Merck & Co., Inc.	479,808
11,260	Pfizer, Inc.	478,212
		1,424,220

	Semiconductors & Semiconductor Equipment — 3.3%
8,773	Intel Corp.	471,110

	Software — 3.5%
4,166	Microsoft Corp.	491,338

	Specialty Retail — 3.4%
2,540	Home Depot (The), Inc.	487,401

	Technology Hardware, Storage & Peripherals — 3.6%
2,663	Apple, Inc.	505,837

	Textiles, Apparel & Luxury Goods — 3.2%
5,429	NIKE, Inc., Class B	457,176

	Total Investments — 99.9%	14,189,166
	(Cost $14,286,533) (a)
	Net Other Assets and Liabilities — 0.1%	13,203
	Net Assets — 100.0%	$14,202,369

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $417,873 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $515,240. The net unrealized depreciation was $97,367.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$14,189,166	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt US Factor Rotations ETF (FCTR)

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
252	Boeing (The) Co.	$96,118
2,694	Textron, Inc.	136,478
492	TransDigm Group, Inc. (a)	223,363
		455,959

	Auto Components — 0.5%
1,685	BorgWarner, Inc.	64,721
893	Lear Corp.	121,189
		185,910

	Automobiles — 1.1%
17,411	Ford Motor Co.	152,868
3,463	General Motors Co.	128,477
531	Tesla, Inc. (a)	148,606
		429,951

	Banks — 0.5%
4,067	U.S. Bancorp	195,989

	Beverages — 0.8%
2,695	Brown-Forman Corp., Class B	142,242
2,840	Molson Coors Brewing Co., Class B	169,406
		311,648

	Biotechnology — 3.3%
1,560	BioMarin Pharmaceutical, Inc. (a)	138,575
1,774	Celgene Corp. (a)	167,359
6,562	Incyte Corp. (a)	564,398
2,506	Seattle Genetics, Inc. (a)	183,539
1,070	Vertex Pharmaceuticals, Inc. (a)	196,826
		1,250,697

	Capital Markets — 5.5%
357	BlackRock, Inc.	152,571
515	CME Group, Inc.	84,759
4,580	Franklin Resources, Inc.	151,781
1,143	Intercontinental Exchange, Inc.	87,028
11,447	Invesco Ltd.	221,042
841	Moody’s Corp.	152,297
2,275	MSCI, Inc.	452,361
962	Nasdaq, Inc.	84,165
2,075	S&P Global, Inc.	436,891
958	State Street Corp.	63,046
1,791	T. Rowe Price Group, Inc.	179,315
		2,065,256

	Chemicals — 2.4%
1,252	Air Products and Chemicals, Inc.	239,082
785	Eastman Chemical Co.	59,566
1,549	Ecolab, Inc.	273,461
401	Sherwin-Williams (The) Co.	172,715
2,282	Westlake Chemical Corp.	154,856
		899,680

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 2.7%
896	Cintas Corp.	$181,091
4,527	Republic Services, Inc.	363,880
4,639	Waste Management, Inc.	482,038
		1,027,009

	Communications Equipment — 1.7%
565	Arista Networks, Inc. (a)	177,670
573	F5 Networks, Inc. (a)	89,921
2,674	Motorola Solutions, Inc.	375,483
		643,074

	Construction Materials — 0.4%
705	Martin Marietta Materials, Inc.	141,832

	Distributors — 1.0%
2,066	Genuine Parts Co.	231,454
4,379	LKQ Corp. (a)	124,276
		355,730

	Diversified Financial Services — 0.5%
901	Berkshire Hathaway, Inc., Class B (a)	181,002

	Electric Utilities — 1.3%
2,026	NextEra Energy, Inc.	391,666
1,689	Southern (The) Co.	87,288
		478,954

	Electrical Equipment — 1.1%
4,959	AMETEK, Inc.	411,448

	Electronic Equipment, Instruments & Components — 0.8%
2,161	Amphenol Corp., Class A	204,085
1,179	CDW Corp.	113,620
		317,705

	Energy Equipment & Services — 0.5%
3,541	Halliburton Co.	103,751
1,940	Schlumberger Ltd.	84,526
		188,277

	Entertainment — 1.1%
529	Netflix, Inc. (a)	188,620
1,848	Walt Disney (The) Co.	205,184
		393,804

	Equity Real Estate Investment Trusts — 8.3%
3,793	American Tower Corp.	747,448
1,826	Crown Castle International Corp.	233,728
1,630	Digital Realty Trust, Inc.	193,970
824	Essex Property Trust, Inc.	238,334
946	Extra Space Storage, Inc.	96,407

First Trust Lunt US Factor Rotations ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
2,114	Mid-America Apartment Communities, Inc.	$231,124
765	Public Storage	166,602
3,850	Realty Income Corp.	283,206
1,699	SBA Communications Corp. (a)	339,222
1,988	Simon Property Group, Inc.	362,233
3,341	UDR, Inc.	151,882
2,543	Weyerhaeuser Co.	66,983
		3,111,139

	Food Products — 2.9%
4,745	Archer-Daniels-Midland Co.	204,652
4,623	Campbell Soup Co.	176,275
2,765	General Mills, Inc.	143,089
1,951	Hershey (The) Co.	224,033
3,645	Kraft Heinz (The) Co.	119,009
3,159	Tyson Foods, Inc., Class A	219,329
		1,086,387

	Health Care Equipment & Supplies — 5.8%
2,783	Abbott Laboratories	222,473
615	ABIOMED, Inc. (a)	175,638
514	Align Technology, Inc. (a)	146,145
2,554	Baxter International, Inc.	207,666
790	Becton, Dickinson and Co.	197,287
1,869	Danaher Corp.	246,745
8,415	DENTSPLY SIRONA, Inc.	417,300
719	IDEXX Laboratories, Inc. (a)	160,768
321	Intuitive Surgical, Inc. (a)	183,156
1,771	Zimmer Biomet Holdings, Inc.	226,157
		2,183,335

	Health Care Providers & Services — 2.6%
2,344	Laboratory Corp. of America Holdings (a)	358,585
532	McKesson Corp.	62,276
1,760	Quest Diagnostics, Inc.	158,259
1,548	UnitedHealth Group, Inc.	382,759
		961,879

	Hotels, Restaurants & Leisure — 4.5%
715	Domino’s Pizza, Inc.	184,541
2,839	Las Vegas Sands Corp.	173,065
3,003	McDonald’s Corp.	570,270
4,975	MGM Resorts International	127,659
1,654	Wynn Resorts Ltd.	197,355
4,534	Yum China Holdings, Inc.	203,622
2,381	Yum! Brands, Inc.	237,648
		1,694,160

	Household Durables — 2.6%
4,186	Garmin Ltd.	361,461

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
2,700	Lennar Corp., Class A	$132,543
1,438	Mohawk Industries, Inc. (a)	181,404
14,251	Newell Brands, Inc.	218,610
30	NVR, Inc. (a)	83,010
		977,028

	Household Products — 1.0%
621	Clorox (The) Co.	99,646
2,727	Procter & Gamble (The) Co.	283,744
		383,390

	Independent Power and Renewable Electricity Producers — 0.5%
4,680	NRG Energy, Inc.	198,806

	Industrial Conglomerates — 2.3%
878	3M Co.	182,431
24,884	General Electric Co.	248,591
1,302	Honeywell International, Inc.	206,914
688	Roper Technologies, Inc.	235,275
		873,211

	Insurance — 4.9%
6,724	Aflac, Inc.	336,200
6,995	Arch Capital Group Ltd. (a)	226,079
3,092	Arthur J. Gallagher & Co.	241,485
2,690	Cincinnati Financial Corp.	231,071
4,396	Loews Corp.	210,700
195	Markel Corp. (a)	194,267
4,246	Progressive (The) Corp.	306,094
982	Torchmark Corp.	80,475
		1,826,371

	Interactive Media & Services — 2.9%
616	Facebook, Inc., Class A (a)	102,681
78,694	Snap, Inc., Class A (a)	867,208
3,241	Zillow Group, Inc., Class C (a)	112,592
		1,082,481

	Internet & Direct Marketing Retail — 0.6%
3,816	eBay, Inc.	141,726
1,127	GrubHub, Inc. (a)	78,293
		220,019

	IT Services — 10.5%
539	Accenture PLC, Class A	94,875
390	Alliance Data Systems Corp.	68,242
1,391	Automatic Data Processing, Inc.	222,198
5,551	Fidelity National Information Services, Inc.	627,818
4,644	Fiserv, Inc. (a)	409,972
1,635	GoDaddy, Inc., Class A (a)	122,936
2,738	Jack Henry & Associates, Inc.	379,870
2,739	Mastercard, Inc., Class A	644,898
6,028	Paychex, Inc.	483,446

First Trust Lunt US Factor Rotations ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
2,003	Square, Inc., Class A (a)	$150,065
2,239	Total System Services, Inc.	212,727
1,356	VeriSign, Inc. (a)	246,195
1,830	Visa, Inc., Class A	285,828
		3,949,070

	Life Sciences Tools & Services — 0.7%
490	Illumina, Inc. (a)	152,238
144	Mettler-Toledo International, Inc. (a)	104,112
		256,350

	Media — 0.3%
22,261	Sirius XM Holdings, Inc.	126,220

	Metals & Mining — 0.9%
9,448	Freeport-McMoRan, Inc.	121,785
6,004	Newmont Mining Corp.	214,763
		336,548

	Mortgage Real Estate Investment Trusts — 0.9%
34,721	Annaly Capital Management, Inc.	346,863

	Multiline Retail — 0.3%
896	Dollar Tree, Inc. (a)	94,116

	Multi-Utilities — 0.7%
3,083	WEC Energy Group, Inc.	243,804

	Oil, Gas & Consumable Fuels — 1.5%
5,181	Cabot Oil & Gas Corp.	135,224
2,449	Cheniere Energy, Inc. (a)	167,414
6,409	EQT Corp.	132,923
1,853	Hess Corp.	111,606
		547,167

	Personal Products — 0.6%
19,547	Coty, Inc., Class A	224,790

	Pharmaceuticals — 4.0%
1,842	Eli Lilly and Co.	239,018
1,437	Johnson & Johnson	200,878
2,717	Merck & Co., Inc.	225,973
1,678	Perrigo Co., PLC	80,812
4,997	Pfizer, Inc.	212,223
5,516	Zoetis, Inc.	555,296
		1,514,200

	Professional Services — 2.2%
347	CoStar Group, Inc. (a)	161,848
4,944	Verisk Analytics, Inc.	657,552
		819,400

	Semiconductors & Semiconductor Equipment — 2.2%
7,098	Applied Materials, Inc.	281,506

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
1,377	Lam Research Corp.	$246,497
1,233	Microchip Technology, Inc.	102,290
657	NVIDIA Corp.	117,971
796	Texas Instruments, Inc.	84,432
		832,696

	Software — 8.0%
1,067	Adobe, Inc. (a)	284,345
754	ANSYS, Inc. (a)	137,763
1,437	Autodesk, Inc. (a)	223,913
1,306	CDK Global, Inc.	76,819
2,025	Citrix Systems, Inc.	201,811
2,594	Intuit, Inc.	678,098
746	Palo Alto Networks, Inc. (a)	181,188
1,506	PTC, Inc. (a)	138,823
945	salesforce.com, Inc. (a)	149,660
1,045	ServiceNow, Inc. (a)	257,582
1,538	Splunk, Inc. (a)	191,635
10,534	Symantec Corp.	242,177
1,310	Workday, Inc., Class A (a)	252,634
		3,016,448

	Specialty Retail — 0.4%
5,930	Gap (The), Inc.	155,247

	Technology Hardware, Storage & Peripherals — 0.7%
5,378	Western Digital Corp.	258,467

	Tobacco — 0.4%
1,749	Philip Morris International, Inc.	154,594

	Trading Companies & Distributors — 0.3%
1,516	Fastenal Co.	97,494
	Total Common Stocks — 99.9%	37,505,605
	(Cost $34,394,640)

	Money Market Funds — 0.1%
20,974	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (b)	20,974
	(Cost $20,974)

	Total Investments — 100.0%	37,526,579
	(Cost $34,415,614) (c)
	Net Other Assets and Liabilities — 0.0%	18,717
	Net Assets — 100.0%	$37,545,296

First Trust Lunt US Factor Rotations ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,734,031 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $623,066. The net unrealized appreciation was $3,110,965.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$37,505,605	$—	$—
Money Market Funds	20,974	—	—
Total Investments	$37,526,579	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

The First Trust Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by NASDAQ OMX or its affiliates (NASDAQ OMX with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the AlphaDEX® Index to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Fund is in the licensing of the AlphaDEX® Index, and certain trade names of the Corporations and the use of the AlphaDEX® Index, which are determined, composed and calculated by NASDAQ OMX without regard to First Trust or the Fund. NASDAQ OMX has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the AlphaDEX® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

NASDAQ® and the AlphaDEX® Index are trademarks (the “Nasdaq Marks”) of the Corporations. The Nasdaq Marks are licensed for use with the Fund by First Trust. The Fund has not been passed on by NASDAQ OMX as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by NASDAQ OMX. The Fund should not be construed in any way as investment advice by NASDAQ OMX. NASDAQ OMX makes no warranties and bears no liability with respect to the Fund.

The First Trust Dorsey Wright People’s Portfolio ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. Nasdaq, Inc. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Nasdaq, Inc.’s only relationship to First Trust is the licensing of certain trademarks and trade names of Nasdaq, Inc. and of the Dorsey Wright People’s Portfolio Index, which is determined, composed and calculated by Nasdaq, Inc., or its agent, without regard to First Trust or the Fund. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Nasdaq, Inc. is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Nasdaq, Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The “Dow Jones Industrial Average Equal Weight Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); “Dow Jones®” and “Dow Jones Industrial Average Equal Weight Index” are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. The First Trust Dow 30 Equal Weight ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Dow Jones Industrial Average Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the Dow Jones Industrial Average Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the Fund.

The Lunt Capital Large Cap Factor Rotation Index (“the Index”) is a product of Lunt Capital Management, Inc. (“Lunt Capital”). First Trust Advisors L.P. (or, the “Licensee”) has entered into a license agreement with Lunt Capital pursuant to which the Licensee pays a fee to use the Index and the marketing names and licensed trademarks of Lunt Capital (the “Trademarks”). The Licensee is sub-licensing rights to the Index to the Fund. The Index is compiled and calculated by Lunt Capital. Lunt Capital has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index.